As filed with the Securities and Exchange Commission on April 13, 2020

Securities Act File No. 333-236645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and Address of Agents for Service)

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class Adv, Class C, Class Inst, Class Inst2, and Class Inst3 shares of the Columbia Small Cap Value Fund I, a series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Columbia Funds Series Trust

Columbia Global

Strategic Equity Fund

Columbia Select Global Growth Fund

Columbia Funds Series Trust I

Columbia Disciplined Small Core Fund

Columbia Funds Series Trust II

Columbia Small/Mid Cap Value Fund

Columbia Contrarian Europe Fund

COMBINED INFORMATION STATEMENT/PROSPECTUS

April 13, 2020

Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”) has recommended a series of mutual fund liquidations and reorganizations as part of an initiative to streamline the product offerings of the mutual funds managed by Columbia Threadneedle and its affiliates (the “Columbia Funds”). As part of this initiative, the boards of trustees of the funds listed above (each, a “Target Fund” and collectively, the “Target Funds”) have approved proposals to reorganize each of the Target Funds into another fund managed by Columbia Threadneedle (each, an “Acquiring Fund” and together, the “Acquiring Funds”). The Target Funds and Acquiring Funds are referred to collectively as the “Funds.” No shareholder approval is required to effect the reorganization of the Target Funds into the corresponding Acquiring Funds (each a “Reorganization” and collectively, the “Reorganizations”), which are expected to be completed on or about July 11, 2020.

This is a brief overview of the Reorganization of your Target Fund. We encourage you to read the full text of the enclosed Combined Information Statement/Prospectus to obtain detailed information with respect to the Reorganization of your Target Fund. THE FUNDS ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATIONS.

Q: What information is included in the Combined Information Statement/Prospectus?

The enclosed Combined Information Statement/Prospectus provides information about the Reorganization of your Target Fund, and information about the shares that you will receive as a result of the Reorganization. Although the Combined Information Statement/Prospectus includes information that you should review and keep for future reference, it is not a solicitation of a proxy from you.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the fund being reorganized will hold shares of the acquiring fund.

Q: Do I need to take any action in connection with the Reorganizations?

No. In accordance with each Fund’s Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940), each Reorganization may be effected without the approval of shareholders of a Fund. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization for your Fund. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganizations. The aggregate net asset value (the “NAV”) of the Acquiring Fund shares you receive in the Reorganization will be equal to the aggregate NAV of the shares you own in the applicable Target Fund immediately prior to such Reorganization. If you sell your shares or are otherwise no longer a shareholder of the Target Fund as of the closing, this transaction will not impact you.

Q: Which funds are being reorganized?

The Combined Information Statement/Prospectus provides information about the Reorganization of the Target Funds into the Acquiring Funds, as noted in the table below:

Target Fund		Acquiring Fund
Columbia Global Strategic Equity Fund	g	Columbia Capital Allocation Aggressive Portfolio
Columbia Select Global Growth Fund	g	Columbia Select Global Equity Fund
Columbia Small/Mid Cap Value Fund	g	Columbia Select Mid Cap Value Fund
Columbia Contrarian Europe Fund	g	Columbia Overseas Core Fund
Columbia Disciplined Small Core Fund	g	Columbia Small Cap Value Fund I

Q: Will the portfolio manager of my Target Fund change as a result of the Reorganizations?

Yes. The portfolio managers of each Acquiring Fund are different than the portfolio managers for each Target Fund. The portfolio managers of each Acquiring Fund will continue to manage the Acquiring Funds following the Reorganizations. Columbia Threadneedle is the investment manager of each Target Fund and each Acquiring Fund. Information about the portfolio managers who will manage each Acquiring Fund following the Reorganizations is included in the section of the Combined Information Statement/Prospectus entitled “Section C — Additional Information Applicable to the Acquiring Funds.”

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

No. Account-level features and options such as dividend distributions, dividend diversification, automatic investment plans, systematic withdrawals and dollar cost averaging currently set up with your Target Fund for your Target Fund account will automatically carry over from accounts in each Target Fund to accounts in the Acquiring Fund. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details.

Q: What are the costs of the Reorganizations?

You will not pay any sales charges in connection with Acquiring Fund shares issued in the Reorganizations. Reorganization costs will be allocated among the Funds as provided in the Agreement and Plan of Reorganization (the “Agreement”). The Agreement provides that the Acquiring Funds will bear certain reorganization-related compliance testing costs associated with the Reorganizations and that all other costs of the Reorganizations will be allocated among the Target Funds. Other costs of the Reorganizations include legal fees, auditor fees, and printing and mailing costs. The Agreement provides that, for each Fund, Reorganization costs will be limited to an amount that is not more than the anticipated reduction in expenses borne by a Fund’s shareholders during the first year following the Reorganization. Should any Reorganization fail to occur, Columbia Threadneedle will bear all costs associated with that Reorganization. The estimated Reorganization costs payable by each Fund are set forth on p. 3 of the Combined Information Statement/Prospectus in “Section A — Reorganizations — Summary — Costs of the Reorganization” with respect to each Reorganization.

Q: Will there be any costs associated with portfolio repositioning?

Yes. Reorganization costs do not include any repositioning costs arising from sales of portfolio assets by the Target Fund before the Reorganization or by the Acquiring Fund after the Reorganization, which costs will be borne by the applicable Fund. If the Reorganizations had occurred as of September 30, 2019, it is estimated that at least 46% of the investment portfolio of each Target Fund and up to 89% would have been sold. The percentage of each Target Fund’s portfolio expected to be sold, the estimated transaction costs in the aggregate and on a per share basis, and the Fund incurring such costs is set forth in the section of the Combined Information Statement/Prospectus entitled “Section A — Reorganizations — Synopsis — Comparison of Fees and Expenses — Portfolio Turnover” with respect to each Reorganization.

Q: What are the U.S. federal income tax consequences of the Reorganizations?

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not recognize gain or loss as a direct result of a Reorganization and no Target Fund will recognize gain or loss as a direct result of a Reorganization, except that gain or loss may be recognized by a Target Fund with respect to assets as to which unrealized gain or loss is required to be recognized under federal income tax principles at the termination of a taxable year or upon the transfer of such assets regardless of whether such transfer would otherwise be a non-taxable transaction, as described in more detail in the section of the Combined Information Statement/Prospectus entitled “Section B — Additional Information about Each Reorganization — U.S. Federal Income Tax Status of the Reorganizations.” A

portion of the portfolio assets of a Target Fund may be sold by the Target Fund prior to its Reorganization or by the Acquiring Fund following the Reorganization. Any such sales will cause such Target Fund or Acquiring Fund, as applicable, to incur transaction costs and may result in a taxable distribution to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Target Fund, it will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, income and capital gains resulting from portfolio turnover prior to consummation of the Reorganization.

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

Yes. It is expected that, following the Reorganizations, the expenses borne by Target Fund shareholders as shareholders of the Acquiring Fund will be lower than the expenses they currently bear, net of any applicable fee waivers and/or expense reimbursements. Fees and expenses may increase if such fee waivers and/or expense reimbursements expire or are modified. Any expense savings will be realized only after recoupment of the costs of the Reorganization borne by the Funds. For more information, see the sections of the Combined Information Statement/Prospectus entitled “Fees and Expenses” contained in the synopsis of each Reorganization in “Section A — Reorganizations.”

Q: Whom should I call if I have questions?

If you have questions about any of the Reorganizations described in the Combined Information Statement/Prospectus, please call Computershare Fund Services, toll free at (888) 916-1754. Shareholders of Target Funds for which a Reorganization is effected within 60 days following the completion of its fiscal year or half year may call (800) 345-6611 to request, at no charge, a copy of the Target Fund’s final report to shareholders for that period.

April 13, 2020

Dear Shareholder,

As President of the Target Funds listed below, I am writing to provide important information about reorganizations that will affect your investment in one or more Target Funds. As previously communicated in a supplement to your Target Fund’s prospectus, Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”), the Target Funds’ investment manager, proposed to the boards of trustees of the Target Funds (the “Boards”) the reorganization of certain funds managed by Columbia Threadneedle (each, a “Reorganization” and collectively, the “Reorganizations”), and the Boards unanimously approved the Reorganizations.

The enclosed Combined Information Statement/Prospectus provides information about the Reorganizations of the Target Funds into other corresponding funds (each, an “Acquiring Fund” and together, the “Acquiring Funds”) managed by Columbia Threadneedle. Under the Agreement and Plan of Reorganization, each Target Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Acquiring Fund, as indicated below, in exchange for shares of the corresponding class of shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund. Each Reorganization is expected to close on or about July 11, 2020.

The table below shows each Target Fund and the corresponding Acquiring Fund for each Reorganization:

Target Fund		Acquiring Fund
Columbia Global Strategic Equity Fund	g	Columbia Capital Allocation Aggressive Portfolio
Columbia Select Global Growth Fund	g	Columbia Select Global Equity Fund
Columbia Small/Mid Cap Value Fund	g	Columbia Select Mid Cap Value Fund
Columbia Contrarian Europe Fund	g	Columbia Overseas Core Fund
Columbia Disciplined Small Core Fund	g	Columbia Small Cap Value Fund I

Columbia Threadneedle proposed the Reorganizations in order to streamline the product offerings of the mutual funds managed by Columbia Threadneedle and its affiliates (the “Columbia Funds”), so that management, distribution and other resources can be focused more effectively on a smaller group of Columbia Funds. The Reorganization of each Target Fund into the Acquiring Fund will enable shareholders of each Target Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar investment objective.

NO ACTION ON YOUR PART IS REQUIRED TO EFFECT A REORGANIZATION. Your shares will automatically be converted into shares of the Acquiring Fund on the date of the completion of the Reorganization for your fund. We are not asking you for a proxy and you are requested not to send us a proxy.

Please carefully read the enclosed Combined Information Statement/Prospectus, as it discusses the Reorganizations in more detail. If you sell your shares or are otherwise no longer a shareholder of the Target Fund as of the closing date, this transaction will not impact you. If you have questions, please call Computershare Fund Services, toll free at (888) 916-1754.

Sincerely,

Christopher O. Petersen President, Columbia Funds

Columbia Funds Series Trust

Columbia Global Strategic Equity Fund

Columbia Select Global Growth Fund

Columbia Funds Series Trust I

Columbia Disciplined Small Core Fund

Columbia Funds Series Trust II

Columbia Small/Mid Cap Value Fund

Columbia Contrarian Europe Fund

(Each, a “Target Fund” and collectively, the “Target Funds”)

COMBINED INFORMATION STATEMENT/PROSPECTUS

Dated April 13, 2020

This document is an information statement for each Target Fund and a prospectus for each Acquiring Fund (as defined below). The mailing address and telephone number of each Target Fund and each Acquiring Fund (each, a “Fund” and collectively, the “Funds”) is c/o Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City MO 64121-9104 and 800-345-6611. This Combined Information Statement/Prospectus contains information you should know about the reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”), with respect to your Target Fund, as indicated below. You should read this document carefully and retain it for future reference.

This Combined Information Statement/Prospectus is being mailed on or about April 15, 2020.

NO SHAREHOLDER VOTE WILL BE TAKEN WITH RESPECT TO THE MATTERS DESCRIBED IN THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. In accordance with each Fund’s Declaration of Trust and applicable state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940), each Reorganization may be effected without the approval of shareholders of a Fund.

Each of the Funds is a registered open-end management investment company (or a series thereof).

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this Combined Information Statement/Prospectus by reference:

•	the Statement of Additional Information of the Acquiring Funds relating to the Reorganizations (the “Reorganization SAI”), dated April 13, 2020;

Columbia Global Strategic Equity Fund (SEC file nos. 811-09645 and 333-89661)

•

the prospectus of Columbia Global Strategic Equity Fund, dated June  1, 2019, as supplemented to date and the Statement of Additional Information of Columbia Global Strategic Equity Fund, dated March 1, 2020, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Global Strategic Equity Fund for the fiscal year ended January 31, 2020;

Columbia Select Global Growth Fund (SEC file nos. 811-09645 and 333-89661)

•

the prospectus of Columbia Select Global Growth Fund, dated July  1, 2019, as supplemented to date and the Statement of Additional Information of Columbia Select Global Growth Fund, dated March 1, 2020, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Select Global Growth Fund for the fiscal year ended February  28, 2019, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Select Global Growth Fund for the fiscal period ended August 31, 2019;

Columbia Small/Mid Cap Value Fund (SEC file nos. 811-21852 and 333-131683)

•

the prospectus of Columbia Small/Mid Cap Value Fund, dated October  1, 2019, as supplemented to date and the Statement of Additional Information of Columbia Small/Mid Cap Value Fund, dated March 1, 2020, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Small/Mid Cap Value Fund for the fiscal year ended May  31, 2019, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Small/Mid Cap Value Fund for the fiscal period ended November 30, 2019;

Columbia Contrarian Europe Fund (SEC file nos. 811-21852 and 333-131683)

•

the prospectus of Columbia Contrarian Europe Fund, dated March  1, 2020, as supplemented to date and the Statement of Additional Information of Columbia Contrarian Europe Fund, dated March 1, 2020, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Contrarian Europe Fund for the fiscal year ended October 31, 2019;

Columbia Disciplined Small Core Fund (SEC file nos. 811-04367 and 002-992356)

•

the prospectus of Columbia Disciplined Small Core Fund, dated January  1, 2020, as supplemented to date and the Statement of Additional Information of Columbia Disciplined Small Core Fund, dated March 1, 2020, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Disciplined Small Core Fund for the fiscal year ended August 31, 2019;

Columbia Capital Allocation Aggressive Portfolio (SEC File nos. 811-21852 and 333-131683)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Capital Allocation Aggressive Portfolio for the fiscal year ended January 31, 2020;

Columbia Select Global Equity Fund (SEC File nos. 811-21852 and 333-131683)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Select Global Equity Fund for the fiscal year ended October 31, 2019;

Columbia Select Mid Cap Value Fund (SEC File nos. 811-09645 and 333-89661)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Select Mid Cap Value Fund for the fiscal year ended February  28, 2019, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Select Mid Cap Value Fund for the fiscal period ended August 31, 2019;

Columbia Overseas Core Fund (SEC File nos. 811-21852 and 333-131683)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Overseas Core Fund for the fiscal year ended February  28, 2019, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Overseas Core Fund for the fiscal period ended August 31, 2019; and

Columbia Small Cap Value Fund I (SEC File nos. 811-04367 and 002-99356)

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Small Cap Value Fund I for the fiscal year ended April  30, 2019, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Small Cap Value Fund I for the fiscal period ended October 31, 2019.

For a free copy of any of the documents listed above and/or to ask questions about this Combined Information Statement/Prospectus, please call Computershare Fund Services, toll free at (888) 916-1754.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. Copies of these reports, proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

AS WITH ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-i-

(continued)

-ii-

SECTION A — REORGANIZATIONS

The following information describes the proposed Reorganization of each Target Fund (as defined below) into the corresponding Acquiring Fund (as defined below) (each, a “Reorganization” and collectively, the “Reorganizations”).

SUMMARY

Columbia Management Investment Advisers, LLC (“Columbia Threadneedle” or the “Investment Manager”) has recommended a series of mutual fund liquidations and reorganizations as part of an initiative to streamline the product offerings of the mutual funds managed by Columbia Threadneedle and its affiliates (the “Columbia Funds”). Reducing the number of Columbia Funds would allow management, distribution and other resources to be focused more effectively on a smaller group of Columbia Funds and is intended to enhance the funds’ prospects for attracting additional assets by better differentiating the funds for potential shareholders (which may lead to a more concentrated selling effort). As part of this initiative, the boards of trustees (each, a “Board” and collectively, the “Boards”) of Columbia Global Strategic Equity Fund, Columbia Select Global Growth Fund, Columbia Small/Mid Cap Value Fund, Columbia Contrarian Europe Fund, and Columbia Disciplined Small Core Fund (each, a “Target Fund” and collectively, the “Target Funds”) have approved proposals to reorganize each of the Target Funds into another fund managed by Columbia Threadneedle (each, an “Acquiring Fund” and together, the “Acquiring Funds”). The Target Funds and Acquiring Funds are collectively referred to as the “Funds.” Each Reorganization is expected to close on or about July 11.

This Combined Information Statement/Prospectus provides information about the Reorganization of each Target Fund into the corresponding Acquiring Fund. The following is a summary of the Reorganizations. More complete information appears later in this Combined Information Statement/Prospectus. You should carefully read the entire Combined Information Statement/Prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•

Pursuant to an Agreement and Plan of Reorganization (the “Agreement”), each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquisition Shares”), and the Acquiring Fund’s assumption of all obligations and liabilities of the Target Fund. Immediately after the closing, each Target Fund will liquidate and distribute pro rata to shareholders of record of each class of its shares the Acquisition Shares of the corresponding class received by the Target Fund.

•

Each Acquiring Fund will issue Acquisition Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Target Fund, net of liabilities and any expenses of the Reorganization payable by the Target Fund. Acquisition Shares of each class of shares of the Acquiring Fund will be distributed to the shareholders of the corresponding class of such corresponding Target Fund in proportion to their holdings of such class of shares of such Target Fund. Shareholders of each Target Fund will receive the same class of shares that they own as of the time of the Reorganization, except that shareholders of Class V shares of Columbia Disciplined Small Core Fund will receive Class Inst shares of Columbia Small Cap Value Fund I. For example, holders of Class A shares of a Target Fund will receive Class A shares of the corresponding Acquiring Fund with the same aggregate net asset value as the aggregate net asset value of their Target Fund Class A shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

•

The Acquiring Funds will bear the costs of certain reorganization-related testing conducted by the Funds’ auditors in connection with the Reorganizations. All other costs of the Reorganizations will be borne by the Target Funds in accordance with the Agreement and Plan of Reorganization (the “Agreement”). The Funds will bear Reorganization costs only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization. Any amounts in excess of this limit will be borne by Columbia Threadneedle. The section of this Combined Information Statement/Prospectus entitled “Section A — Reorganizations — Summary — Costs of the Reorganizations” provides additional information on how such costs are allocated. Reorganization costs do not include portfolio transaction costs incurred by a Target Fund before a Reorganization or Acquiring Fund after a Reorganization. Such costs will be borne by the applicable Fund. Such transaction costs are discussed in the section of the Combined Information Statement/Prospectus entitled “Section A — Reorganizations — Synopsis — Comparison of Fees and Expenses — Portfolio Turnover” with respect to each Reorganization.

•

As part of the Reorganization of your Target Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up with your Target Fund for your Target Fund account will be transferred to your new Acquiring Fund account. If you purchase shares through a broker-dealer or other financial intermediary, please contact your financial intermediary for additional details.

•

Shareholders will not incur any sales charges in connection with the issuance of Acquisition Shares in a Reorganization. Sales charges will apply to subsequent purchases unless a sales charge waiver applies.

•

After a Reorganization is completed, Target Fund shareholders will be shareholders of the corresponding class of shares of the Acquiring Fund, except that shareholders of Class V shares of Columbia Disciplined Small Core Fund will receive Class Inst shares of Columbia Small Cap Value Fund I, and the Target Fund will be dissolved.

U.S. Federal Income Tax Consequences

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes and will not take place unless the Target Fund and the corresponding Acquiring Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will qualify as a tax-free reorganization, as described in more detail in the section entitled “Section B — Additional Information about Each Reorganization — U.S. Federal Income Tax Status of the Reorganizations.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized by any Target Fund or its shareholders as a direct result of its Reorganization. A portion of the portfolio assets of a Target Fund may be sold by the Target Fund prior to its Reorganization or by the corresponding Acquiring Fund after a Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the selling Fund in such assets and the holding period of such assets. Any capital gains recognized in any such sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Target Fund, it will accelerate distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, income and capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Target Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Target Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be currently taxable to the shareholder if those amounts remain in the non-taxable account.

A Target Fund shareholder’s aggregate tax basis in the Acquisition Shares is expected to carry over from the shareholder’s Target Fund shares, and a Target Fund shareholder’s holding period in the Acquisition Shares is expected to include the shareholder’s holding period in the Target Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Section B — Additional Information about Each Reorganization — U.S. Federal Income Tax Status of the Reorganizations.” For more information regarding repositioning costs, see the section captioned “portfolio turnover” within the synopsis for each Reorganization.

Costs of the Reorganizations

Each Target Fund and Acquiring Fund will bear a portion of the out-of-pocket expenses associated with its Reorganization, as set forth below. The Agreement provides that the Acquiring Fund will bear the costs of certain reorganization-related testing conducted by the Fund’s auditors in connection with the Reorganization and that all other Reorganization costs will be allocated among the Target Funds in accordance with the Agreement. Reorganization costs allocated to the Target Funds include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of this Combined Information Statement/Prospectus, other shareholder communications and any filings with the Securities and Exchange Commission (the “SEC”) and/or other governmental authorities in connection with the Reorganizations; and (2) legal, audit, custodial and other fees incurred in connection with the Reorganizations (the “Reorganization Costs”). Legal Fees and auditor fees in connection with the preparation of this Combined Information Statement/Prospectus will be allocated to the Target Funds equally. All other out-of-pocket fees and expenses such as printing and mailing costs will be allocated to each Target Fund individually. The Agreement provides that each Fund will bear Reorganization Costs to the extent that such fees and expenses do not exceed the anticipated reduction in expenses that shareholders of a Fund are expected to realize in the first year following the Reorganization. One-year cost savings are determined at the share class level for each Fund by comparing the net expense ratio pre-Reorganization to the net expense ratio post-Reorganization, as set forth in the Fees and Expenses sections in the Synopsis for each Reorganization below. Any amounts in excess of this limit will be borne by Columbia Threadneedle. Should any Reorganization fail to occur, Columbia Threadneedle will bear all costs associated with that Reorganization.

The estimated Reorganization Costs expected to be borne by each Target Fund and each Acquiring Fund, stated as an aggregate dollar amount and on a per-share basis based on shares outstanding as of the fiscal period end for each Acquiring Fund shown in the Fees and Expenses sections below are as follows:

	Costs Estimated to be Borne
Fund	Total	Per Share
Columbia Global Strategic Equity Fund (Target Fund)	$128,026	$0.0029
Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)	$4,000	$0.0001
Columbia Select Global Growth Fund (Target Fund)	$49	$0.0000
Columbia Select Global Equity Fund (Acquiring Fund)	$4,000	$0.0001
Columbia Small/Mid Cap Value Fund (Target Fund)	$181,639	$0.0025
Columbia Select Mid Cap Value Fund (Acquiring Fund)	$0	$0.0000
Columbia Contrarian Europe Fund (Target Fund)	$298,763	$0.0074
Columbia Overseas Core Fund (Acquiring Fund)	$0	$0.0000
Columbia Disciplined Small Core Fund (Target Fund)	$97,117	$0.0051
Columbia Small Cap Value Fund I (Acquiring Fund)	$4,000	$0.0003

Based on the operating expense ratios shown in the Fees and Expenses section in the Synopsis for each Reorganization below, it is projected that, after the Reorganizations, each class of shares of each Target Fund will benefit from expense savings that will offset the allocated Reorganization expenses over time, taking into account fee waivers and expense reimbursements. The time period estimated to recoup such costs is as follows:

Fund	Number of Months
Columbia Global Strategic Equity Fund (Target Fund)	2
Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)	1
Columbia Select Global Growth Fund (Target Fund)	12
Columbia Select Global Equity Fund (Acquiring Fund)	0
Columbia Small/Mid Cap Value Fund (Target Fund)	4
Columbia Select Mid Cap Value Fund (Acquiring Fund)	0
Columbia Contrarian Europe Fund (Target Fund)	12
Columbia Overseas Core Fund (Acquiring Fund)	0
Columbia Disciplined Small Core Fund (Target Fund)	9
Columbia Small Cap Value Fund I (Acquiring Fund)	1

If a Target Fund shareholder redeems his or her Acquisition Shares prior to such time, the shareholder may not fully benefit from the projected expense savings.

SYNOPSIS OF REORGANIZATION 1: COMPARISON OF COLUMBIA GLOBAL STRATEGIC EQUITY FUND AND COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO

Comparison of the Target Fund and the Acquiring Fund

The Target Fund and the Acquiring Fund:1

•	Have similar investment strategies, policies and risks; however, there are some differences as discussed in more detail below.

•

Have the same policies for buying and selling shares and the same exchange rights. Please see “Section C — Additional Information Applicable to the Acquiring Funds” for a description of these policies for the Acquiring Fund.

•	Have the same January 31 fiscal year end.

•

Are structured as series of an open-end management investment company. Columbia Global Strategic Equity Fund is organized as a series of a Delaware statutory trust and Columbia Capital Allocation Aggressive Portfolio is organized as a series of a Massachusetts business trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

•	Have the same investment manager – Columbia Threadneedle.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The purpose of the tables below is to assist you in understanding the various costs and expenses of investing in common shares of the Funds. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the “Distributor”).

The information in the table reflects the fees and expenses for each Fund’s fiscal year ended January 31, 2020 and the pro forma expenses for the twelve months ended January 31, 2020 for the combined fund following the Reorganization.

Such information is based on current fees and expenses, and assets as of the most recent annual period for each Fund. Actual fees and expenses of the Funds will be based on the amount of Funds’ assets following the Reorganization. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Both Funds (Current and Pro Forma)	Class A		Class Adv	Class C		Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None	None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(a)	None	1.00	%(b)	None	None	None	None

[1]	For the purposes of this section only, Target Fund refers to Columbia Global Strategic Equity Fund, and Acquiring Fund refers to Columbia Capital Allocation Aggressive Portfolio.

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Global Strategic Equity Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.15%	0.15%	0.15%	0.15%	0.11%	0.06%	0.15%
Acquired fund fees and expenses	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%

Total annual Fund operating expenses(b)	1.19%	0.94%	1.94%	0.94%	0.90%	0.85%	1.44%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

Columbia Capital Allocation Aggressive Portfolio (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.14%	0.14%	0.14%	0.14%	0.11%	0.07%	0.14%
Acquired fund fees and expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%

Total annual Fund operating expenses(b)	1.09%	0.84%	1.84%	0.84%	0.81%	0.77%	1.34%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

Columbia Capital Allocation Aggressive Portfolio (Pro Forma)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.13%	0.13%	0.13%	0.13%	0.10%	0.05%	0.13%
Acquired fund fees and expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%

Total annual Fund operating expenses(b)	1.08%	0.83%	1.83%	0.83%	0.80%	0.75%	1.33%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

Expense Examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia Global Strategic Equity Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$689	$931	$1,192	$1,935
Class Adv (whether or not shares are redeemed)	$96	$300	$520	$1,155
Class C (assuming redemption of all shares at the end of the period)	$297	$609	$1,047	$2,264
Class Inst (whether or not shares are redeemed)	$96	$300	$520	$1,155
Class Inst2 (whether or not shares are redeemed)	$92	$287	$498	$1,108
Class Inst3 (whether or not shares are redeemed)	$87	$271	$471	$1,049
Class R (whether or not shares are redeemed)	$147	$456	$787	$1,724

Columbia Capital Allocation Aggressive Portfolio (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$680	$902	$1,141	$1,827
Class Adv (whether or not shares are redeemed)	$86	$268	$466	$1,037
Class C (assuming redemption of all shares at the end of the period)	$287	$579	$996	$2,159
Class Inst (whether or not shares are redeemed)	$86	$268	$466	$1,037
Class Inst2 (whether or not shares are redeemed)	$83	$259	$450	$1,002
Class Inst3 (whether or not shares are redeemed)	$79	$246	$428	$954
Class R (whether or not shares are redeemed)	$136	$425	$734	$1,613

Columbia Capital Allocation Aggressive Portfolio (Pro Forma)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$679	$899	$1,136	$1,816
Class Adv (whether or not shares are redeemed)	$85	$265	$460	$1,025
Class C (assuming redemption of all shares at the end of the period)	$286	$576	$990	$2,148
Class Inst (whether or not shares are redeemed)	$85	$265	$460	$1,025
Class Inst2 (whether or not shares are redeemed)	$82	$255	$444	$990
Class Inst3 (whether or not shares are redeemed)	$77	$240	$417	$930
Class R (whether or not shares are redeemed)	$135	$421	$729	$1,601

If you owned or will own any class of shares other than Class C shares, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Global Strategic Equity Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$197	$609	$1,047	$2,264

Columbia Capital Allocation Aggressive Portfolio (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$187	$579	$996	$2,159

Columbia Capital Allocation Aggressive Portfolio (Pro Forma)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$186	$576	$990	$2,148

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the expense examples, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Global Strategic Equity Fund	17%
Columbia Capital Allocation Aggressive Portfolio	12%

A portion of the Target Fund’s portfolio assets is expected to be sold prior to its Reorganization by the Target Fund and after the Reorganization by the Acquiring Fund. If the Reorganization had occurred as of September 30, 2019, it is estimated that approximately 8% of the Target Fund’s investment portfolio would have been sold by the Target Fund before the Reorganization and approximately 38% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. Because the Funds invest primarily in other funds, the Funds are not anticipated to incur brokerage or transaction costs. Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Target Fund shareholders of approximately $0.14 per share and to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.36 per share.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund, are set forth in the table below.

The Target Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

While the Target Fund and the Acquiring Fund have generally similar investment objectives and principal investment strategies, there are some differences. Each Fund is a fund-of funds that invests primarily in Underlying Funds that provide exposure primarily to equity securities. The Target Fund’s investment objective is non-fundamental, while the Acquiring Fund’s investment objective is fundamental. The Target Fund invests in affiliated and third-party funds while the Acquiring Fund invests primarily in affiliated funds. While both Funds invest in other funds, there are differences in the Underlying Funds held and differences in exposure to various risks. The Funds do not concentrate in any industry, but may focus on different industry sectors. See below for a more detailed comparison.

	Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Fund
Investment Objective:	The Fund seeks capital appreciation.(a)	The Fund seeks the highest level of total return that is consistent with an aggressive level of risk.(b)

Principal Investment Strategy:	Under normal circumstances, the Fund invests most of its net assets in shares of equity mutual funds and exchange traded funds (ETFs) managed by Columbia Threadneedle or its affiliates (Columbia Funds), and third party advised funds (collectively, “Underlying Funds”). Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in equity securities.

The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund-of-funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Threadneedle or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds).

The Fund may also invest up to 20% of its net assets in other funds, including third party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the “Underlying Funds”), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the “20% Sleeve”).

Diversification:	The Fund is diversified.	The Fund is diversified.

Market Capitalization of Holdings:	The Fund and Underlying Funds may invest in companies of any size.	The Fund and Underlying Funds may invest in equity securities representing different market capitalizations.

Industry Concentration:	The Fund and certain Underlying Funds may from time to time emphasize one or more economic sectors in selecting their investments.	The Fund and Underlying Funds may invest in equity securities representing different economic sectors.

Foreign Investments:	Under normal circumstances, the Fund invests, directly and/or indirectly through Underlying Funds, at least 40% of its net assets in foreign currencies, and equity and debt securities of foreign governmental issuers, issuers organized or located outside the U.S., issuers that primarily trade in a market located outside the U.S., and/or issuers doing a substantial amount of business outside the U.S.(c)(d) Direct and indirect foreign investments may include investments in emerging market countries.	—

Derivatives:	The Fund may invest in derivatives, such as futures.	The Fund’s derivative investments may include forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and options. Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position

	Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Fund
as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio.

Geographic Concentration:	—	The Fund may invest in equity securities representing different geographic focus.

Alternative Strategies:	The Fund may invest in alternative strategies through Underlying Funds.	The Fund may pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets, including but not limited to absolute (positive) return strategies.

Special Situations:	The Fund may invest in Underlying Funds that invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.	—

(a)	The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board without shareholder approval.
(b)	The Fund’s investment objective is fundamental. Only shareholders can change the Fund’s investment objective.
(c)

The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S., or has at least 50% of its sales or assets outside the U.S., or if it is an Underlying Fund that invests at least 40% of its net assets in foreign currencies or such non-U.S. securities.

(d)	This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.

Additional Information About the Funds’ Principal Investment Strategies

Target Fund. Columbia Threadneedle chooses investments for the Target Fund by:

•

Using asset allocation as its principal investment approach and accessing the broader investment resources of Columbia Threadneedle and its affiliate, Threadneedle Investments, to develop both top down thematic views as well as bottom-up securities insight;

•	Selecting companies based on growth or value style investing or through quantitative methods;

Columbia Threadneedle may sell investments: to adjust the allocation of the Fund’s assets; if Columbia Threadneedle believes that an investment is no longer a suitable investment; or that other investments are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, Columbia Threadneedle normally will, to the extent feasible, sell a proportionate amount of the shares the Fund owns in each Underlying Fund and instrument.

Acquiring Fund. Under normal circumstances, the Acquiring Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an “asset class category” and collectively, the “asset class categories”) within the following target asset allocation range (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposure*
Equity	Fixed Income	Cash/Cash Equivalents	Alternatives
25-100%	0-50%	0-40%	0-40%

*

As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. Columbia Threadneedle may modify the target allocation ranges only with the approval of the Fund’s Board.

Columbia Threadneedle uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category;

•

Select Underlying Funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the Underlying Funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these Underlying Funds; and

•	Determine the Fund’s investments in the 20% Sleeve.

Columbia Threadneedle regularly reviews asset class allocations and allocations to Underlying Funds, as well as security selection within the 20% Sleeve. Columbia Threadneedle may reallocate, including on a daily basis, the Fund’s investments in the Underlying Funds and/or the 20% Sleeve to return the Fund to targeted allocations, or to tactically adjust the Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease the Fund’s exposure to the market or a given market segment, industry, or position.

Comparison of Fundamental Investment Policies

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below. Each Fund’s fundamental investment restrictions are substantially similar.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Portfolio
Buy or sell real estate:	The Fund may not purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Buy or sell commodities:	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

Issuer diversification:	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Concentrate in any one industry:	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. The Fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the Fund indirectly investing more than 25% of its assets in a particular industry. The Fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the Fund following its investment objectives by investing in the underlying funds.(a)

Act as an underwriter:	The Fund may not underwrite any issue of securities within the meaning of the Securities Act of 1933 (the “1933 Act”) except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

	Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Portfolio
Lending:	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 and 1/3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds, under current Board policy, the Fund has no current intention to borrow against equity to a material extent.

Borrow money:	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 and 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds, under current Board policy, the Fund has no current intention to borrow against equity to a material extent.

Issue senior securities:	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

(a)	The Acquiring Fund considers the concentration policies of underlying funds and underlying positions based on publicly available information in the case of unaffiliated funds.

The Acquiring Fund’s investment objectives, principal investment strategies, fundamental and non-fundamental investment policies and holdings may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Target Fund and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in “Section C — Additional Information Applicable to the Acquiring Funds” below. The Funds are subject to many of the same principal risks, but differ primarily given that the Target Fund is subject to risks associated with its investments in foreign securities (including depositary receipts risk, emerging market securities risk, foreign currency risk, and sovereign debt risk), while the Acquiring Fund does not identify foreign investment risk as a principal risk. In addition, unlike the Target Fund, the Acquiring Fund is also subject to high yield investment risk, and risks associated with its exposure to derivatives, including forward contracts risk and options risk. Unlike the Acquiring Fund, the Target Fund is subject to principal risks associated with its investment in certain types of securities (including commodity-related investment risk, convertible securities risk, preferred stock risk, regulatory risk associated with alternative investments, and special situations risk), liquidity risk, quantitative model risk and sector risk. The actual risks of investing in each Fund depend on the Underlying Funds selected, the percentage allocation to the Underlying Funds, and other securities held in each Fund’s portfolio and on market conditions, all of which change over time.

The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Portfolio
Allocation Risk	X	X
Alternative Strategies Investment Risk	X	X
Commodity-related Investment Risk	X	—
Convertible Securities Risk	X	—
Counterparty Risk	X	X
Credit Risk	X	X
Depositary Receipts Risk	X	—
Derivatives Risk	X	X
Derivatives Risk – Forward Contracts Risk	—	X
Derivatives Risk – Futures Contracts Risk	X	X
Derivatives Risk – Options Risk	—	X
Emerging Market Securities Risk	X	—
Exchange-Traded Fund (ETF) Risk	X	X
Foreign Currency Risk	X	—
Foreign Securities Risk	X	X
Fund-of-Funds Risk	X	X
Growth Securities Risk	X	X
High-Yield Investments Risk	—	X
Inflation-Protected Securities Risk	X	X
Interest Rate Risk	X	X
Issuer Risk	X	X
Liquidity Risk	X	—

Principal Investment Risks	Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Portfolio
Market Risk	X	X
Money Market Fund Investment Risk	X	X
Preferred Stock Risk	X	—
Prepayment and Extension Risk	X	X
Quantitative Model Risk	X	—
Regulatory Risk – Alternative Investments	X	—
Sector Risk	X	—
Sovereign Debt Risk	X	—
Special Situations Risk	X	—
Value Securities Risk	X	X

Comparison of Management of the Funds

Columbia Threadneedle serves as investment manager for each Fund. Both Funds obtain investment management services from Columbia Threadneedle according to the terms of advisory agreements that are substantially similar. The table below shows the current contractual management fee schedule for each of the Funds. The effective management fee of each Fund as of January 31, 2020 was 0.07 % for the Target Fund and 0.08% for the Acquiring Fund. The Acquiring Fund’s management fee schedule will apply following completion of the Reorganization.

Columbia Global Strategic Equity Fund		Columbia Capital Allocation Aggressive Portfolio
Assets	Fee	Assets	Fee
Assets invested in securities other than third-party advised mutual funds, and in Columbia Threadneedle’s proprietary funds that do not pay a management fee (or advisory fee, as applicable) (including exchange-traded funds, derivatives and individual securities)	0.570%	Assets invested in securities other than third-party advised mutual funds, and in Columbia Threadneedle’s proprietary funds that do not pay a management fee (or advisory fee, as applicable) (including exchange-traded funds, derivatives and individual securities)	0.570%

Assets invested in non-exchange-traded third party advised mutual funds	0.120%	Assets invested in non-exchange-traded third party advised mutual funds	0.120%

Assets invested in funds advised by Columbia Threadneedle (excluding any underlying funds that do not pay a management fee (or advisory fee, as applicable) to Columbia Threadneedle)	0.020%	Assets invested in funds advised by Columbia Threadneedle (excluding any underlying funds that do not pay a management fee (or advisory fee, as applicable) to Columbia Threadneedle)	0.020%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of the members comprising each Fund’s Board, please refer to the Statement of Additional Information for the relevant Fund.

The Funds have different portfolio management teams. “Section C — Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of the Acquiring Fund. The Statement of Additional Information of each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The following bar charts and tables show some of the risks of investing in the Funds. The bar charts show how each Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares each Fund’s returns (after applicable sales charges shown in the fees tables above) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Acquiring Fund may invest.

The performance of share classes launched subsequent to Class A shares shown in the tables below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of each Fund’s Class A shares (without applicable sales charges and adjusted to reflect the class-related operating expenses of such share classes, if higher) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), each share class of the same Fund would have substantially similar annual returns because all share classes of such Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the tables and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown in the tables do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Target Fund’s performance prior to June 2, 2015 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Each Fund’s past performance (before and after taxes) is no guarantee of how such Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Columbia Global Strategic Equity Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.24% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -17.29% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Global Strategic Equity Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	10/15/1996
returns before taxes		20.64%	7.24%	9.52%
returns after taxes on distributions		18.89%	5.24%	8.25%
returns after taxes on distributions and sale of Fund shares		13.50%	5.33%	7.57%
Class Adv returns before taxes	11/08/2012	28.25%	8.79%	10.37%
Class C returns before taxes	10/15/1996	25.97%	7.70%	9.35%
Class Inst returns before taxes	10/15/1996	28.29%	8.79%	10.45%
Class Inst2 returns before taxes	11/08/2012	28.32%	8.86%	10.45%
Class Inst3 returns before taxes	03/01/2017	28.35%	8.71%	10.27%
Class R returns before taxes	01/23/2006	27.56%	8.24%	9.89%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.60%	8.41%	8.79%

Columbia Capital Allocation Aggressive Portfolio

Class A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.23% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -14.03% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Capital Allocation Aggressive Portfolio	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	03/04/2004
returns before taxes		16.77%	6.67%	8.71%
returns after taxes on distributions		14.64%	4.39%	7.13%
returns after taxes on distributions and sale of Fund shares		11.22%	4.58%	6.65%
Class Adv returns before taxes	06/13/2013	24.22%	8.20%	9.53%
Class C returns before taxes	03/04/2004	21.91%	7.14%	8.54%
Class Inst returns before taxes	09/27/2010	24.16%	8.21%	9.62%
Class Inst2 returns before taxes	06/13/2013	24.25%	8.27%	9.58%
Class Inst3 returns before taxes	06/13/2013	24.33%	8.33%	9.62%
Class R returns before taxes	09/27/2010	23.58%	7.67%	9.09%
Blended Benchmark (consisting of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index and the MSCI Emerging Markets Index portion of the Blended Benchmark, and for all indexes reflects no deductions for fees, expenses or other taxes)		24.75%	8.78%	10.12%
Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		31.02%	11.24%	13.42%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		8.72%	3.05%	3.75%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies — including the investment manager, the Distributor and Columbia Management Investments Services Corp. (the transfer agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. These potential conflicts of interest may be heightened with respect to broker-dealers owned by Ameriprise Financial and/or its affiliates. Ask your financial advisor or visit your financial intermediary’s website for more information.

SYNOPSIS OF REORGANIZATION 2: COMPARISON OF COLUMBIA SELECT GLOBAL GROWTH FUND AND COLUMBIA SELECT GLOBAL EQUITY FUND

Comparison of the Target Fund and the Acquiring Fund

The Target Fund and the Acquiring Fund:2

•	Have similar principal investment strategies, policies, and risks as discussed in more detail below.

[2]	For the purposes of this section only, Target Fund refers to Columbia Select Global Growth Fund, and Acquiring Fund refers to Columbia Select Global Equity Fund.

•

Have the same policies for buying and selling shares and the same exchange rights. Please see “Section C — Additional Information Applicable to the Acquiring Funds” for a description of these policies for the Acquiring Fund.

•	Have different fiscal year ends. The Target Fund’s fiscal year end is February 28 and the Acquiring Fund’s fiscal year end is October 31.

•

Are structured as series of an open-end management investment company. Columbia Select Global Growth Fund is organized as a series of a Delaware statutory trust and Columbia Select Global Equity Fund is organized as a series of a Massachusetts business trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

•	Have the same investment manager — Columbia Threadneedle.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The purpose of the tables below is to assist you in understanding the various costs and expenses of investing in common shares of the Funds. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by the Distributor.

The information in the table reflects the fees and expenses for the Target Fund’s six-month semi-annual period ended August 31, 2019 (annualized), the Acquiring Fund’s fiscal year ended October 31, 2019 and the pro forma expenses for the twelve months ended October 31, 2019 for the combined fund following the Reorganization.

Such information is based on current fees and expenses, and assets as of the most recent annual or semi-annual period for each Fund. Actual fees and expenses of the Funds will be based on assets following the Reorganization. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Both Funds (Current and Pro Forma)	Class A		Class Adv	Class C		Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None	None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(a)	None	1.00	%(b)	None	None	None	None

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Select Global Growth Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.44%	0.44%	0.44%	0.44%	0.38%	0.32%	0.44%

Total annual Fund operating expenses(b)	1.56%	1.31%	2.31%	1.31%	1.25%	1.19%	1.81%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.28% for Class A, 1.03% for Class Adv, 2.03% for Class C, 1.03% for Class Inst, 0.97% for Class Inst2, 0.91% for Class Inst3 and 1.53% for Class R.

Columbia Select Global Equity Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.19%	0.19%	0.19%	0.19%	0.13%	0.08%	0.19%

Total annual Fund operating expenses	1.31%	1.06%	2.06%	1.06%	1.00%	0.95%	1.56%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.

Columbia Select Global Equity Fund (Pro Forma)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees(a)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(b)	0.19%	0.19%	0.19%	0.19%	0.12%	0.07%	0.19%

Total annual Fund operating expenses(c)	1.30%	1.05%	2.05%	1.05%	0.98%	0.93%	1.55%
Less: Fee waivers and/or expense reimbursements(d)	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.28%	1.03%	2.03%	1.03%	0.96%	0.91%	1.53%

(a)

Management fees have been restated to reflect an adjusted management fee rate, effective upon the closing of the Reorganization. The new management fee rate is contingent upon completion of the Reorganization.

(b)	Other expenses have been restated to reflect current fees paid by the Fund.
(c)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.31% for Class A, 1.06% for Class Adv, 2.06% for Class C, 1.06% for Class Inst, 1.00% for Class Inst2, 0.95% for Class Inst3 and 1.56% for Class R.

(d)

Columbia Management Investment Advisers, LLC and certain of its affiliates have further contractually agreed, effective upon the closing of the Reorganization, to waive fees and/or to reimburse expenses (excluding any Reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2023, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.28% for Class A, 1.03% for Class Adv, 2.03% for Class C, 1.03% for Class Inst, 0.96% for Class Inst2, 0.91% for Class Inst3 and 1.53% for Class R.

Expense Examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include a contractual fee waiver/expense reimbursement arrangement only for Columbia Select Global Equity Fund (Pro Forma) and only for the period indicated in the Fund’s Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia Select Global Growth Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$725	$1,039	$1,376	$2,325
Class Adv (whether or not shares are redeemed)	$133	$415	$718	$1,579
Class C (assuming redemption of all shares at the end of the period)	$334	$721	$1,235	$2,646
Class Inst (whether or not shares are redeemed)	$133	$415	$718	$1,579
Class Inst2 (whether or not shares are redeemed)	$127	$397	$686	$1,511
Class Inst3 (whether or not shares are redeemed)	$121	$378	$654	$1,443
Class R (whether or not shares are redeemed)	$184	$569	$980	$2,127

Columbia Select Global Equity Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$966	$1,252	$2,063
Class Adv (whether or not shares are redeemed)	$108	$337	$585	$1,294
Class C (assuming redemption of all shares at the end of the period)	$309	$646	$1,108	$2,390
Class Inst (whether or not shares are redeemed)	$108	$337	$585	$1,294
Class Inst2 (whether or not shares are redeemed)	$102	$318	$552	$1,225
Class Inst3 (whether or not shares are redeemed)	$97	$303	$525	$1,166
Class R (whether or not shares are redeemed)	$159	$493	$850	$1,856

Columbia Select Global Equity Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$698	$960	$1,243	$2,049
Class Adv (whether or not shares are redeemed)	$105	$330	$575	$1,279
Class C (assuming redemption of all shares at the end of the period)	$306	$639	$1,100	$2,376
Class Inst (whether or not shares are redeemed)	$105	$330	$575	$1,279
Class Inst2 (whether or not shares are redeemed)	$98	$308	$538	$1,198
Class Inst3 (whether or not shares are redeemed)	$93	$292	$511	$1,139
Class R (whether or not shares are redeemed)	$156	$486	$841	$1,842

If you owned or will own any class of shares other than Class C shares, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Select Global Growth Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$234	$721	$1,235	$2,646

Columbia Select Global Equity Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$209	$646	$1,108	$2,390

Columbia Select Global Equity Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$206	$639	$1,100	$2,376

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the expense examples, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Select Global Growth Fund	46%
Columbia Select Global Equity Fund	46%

A portion of the Target Fund’s portfolio assets may be sold by the Acquiring Fund after the Reorganization. If the Reorganization had occurred as of September 30, 2019, it is estimated that approximately 78% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs of approximately $32,152 (0.06% of combined fund assets). These transaction costs represent expenses of the Acquiring Fund that will not be subject to the Acquiring Fund’s expense cap and will be borne by the Acquiring Fund and indirectly borne by the Acquiring Fund’s shareholders (including shareholders of the Target Fund following the Reorganization). Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.34 per share. The repositioning may result in the Acquiring Fund selling securities in greater volumes or in a shorter period of time than it normally would, which may impact the market price received in such sales.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund are set forth in the table below.

The Acquiring Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

While the Target Fund and the Acquiring Fund have generally similar principal investment strategies, there are certain differences, including that the Acquiring Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, whereas the Target Fund does not have this requirement (but is substantially invested in equity securities normally). The Funds do not concentrate in any industry, but may focus on different industry sectors. See below for a more detailed comparison.

	Columbia Select Global Growth Fund	Columbia Select Global Equity Fund
Investment Objective:	The Fund seeks long-term growth of capital.(a)	The Fund seeks to provide shareholders with long-term capital growth.(b)

Principal Investment Strategy:	Under normal circumstances, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of companies organized or located outside of the United States or doing business outside of the United States (unless market conditions are not deemed favorable by the portfolio managers, in which case the Fund generally will invest at least 30% of net assets in such foreign securities).(c)

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities, including securities of companies located in developed and emerging countries. These equity securities generally include common stocks.

Under normal circumstances, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable.(d)

Diversification:	The Fund is diversified.	The Fund is diversified.

Market Capitalization of Holdings:	The Fund may invest in companies of any size.	—

Industry Concentration:	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer discretionary sector and the information technology and technology-related sectors.	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the information technology sector.

Geographic Concentration:	The Fund normally invests in companies from at least three different countries, including the United States, and may invest in companies operating in, or economically tied to, emerging market countries.	—

Derivatives:	The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), for hedging or investment purposes.	—

(a)	The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board without shareholder approval.
(b)	The Fund’s investment objective is fundamental. Only shareholders can change the Fund’s investment objective.
(c)

The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S.

(d)

The Fund considers a company to be doing business outside of the United States if it derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States.

Additional Information About the Funds’ Principal Investment Strategies

Target Fund. In selecting investments for the Target Fund, Columbia Threadneedle considers, among other factors:

•	Overall economic and market conditions; and

•

The financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

Fundamental analysis with risk management, including cross-correlation analysis, is used in identifying investment opportunities and constructing the Fund’s portfolio.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if Columbia Threadneedle believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

Acquiring Fund. Columbia Threadneedle serves as the investment manager to the Fund and is responsible for oversight of the Fund’s subadviser, Threadneedle International Limited (“Threadneedle”), an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of Columbia Threadneedle.

In pursuit of the Acquiring Fund’s objective, Threadneedle chooses investments for the Fund by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, a global sector strategy, and stock specific perspectives;

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework;

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles; and

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Comparison of Fundamental Investment Policies

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below. Each Fund’s fundamental investment restrictions are substantially similar.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	Columbia Select Global Growth Fund	Columbia Select Global Equity Fund
Buy or sell real estate:	The Fund may not purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Buy or sell commodities:	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

Issuer diversification:	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation. The Fund will not invest more than 5% of its total assets in securities of any company, government or political subdivision thereof, except that the limitation will not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies, and except that up to 25% of the Fund’s total assets may be invested without regard to this 5% limitation.

Concentrate in any one industry:	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

	Columbia Select Global Growth Fund	Columbia Select Global Equity Fund
Act as an underwriter:	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Lending:	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 and 1/3% of the Fund’s total assets except that this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

Borrow money:	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 and 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

Issue senior securities:	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Acquiring Fund’s investment objectives, principal investment strategies, fundamental and non-fundamental investment policies and holdings may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Target Fund and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described in “Section C — Additional Information Applicable to the Acquiring Funds” below. The Funds are subject to many of the same principal risks, but differ primarily given that the Target Fund, unlike the Acquiring Fund, is subject to risks associated with its investments in derivatives (including forward contracts risk), and sector risk associated with its investment in the consumer discretionary sector. Unlike the Target Fund, the Acquiring Fund is subject to sector risk associated with its investment in the health care sector. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	Columbia Select Global Growth Fund	Columbia Select Global Equity Fund
Active Management Risk	X	X
Depositary Receipts Risk	X	—
Derivatives Risk	X	—
Derivatives Risk — Forward Contracts Risk	X	—
Emerging Market Securities Risk	X	X
Focused Portfolio Risk	X	X
Foreign Securities Risk	X	X
Geographic Focus Risk	X	X
Growth Securities Risk	X	X
Issuer Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
Sector Risk	X	X

Comparison of Management of the Funds

Columbia Threadneedle serves as investment manager for each Fund. Both Funds obtain investment management services from Columbia Threadneedle according to the terms of advisory agreements that are substantially similar, except for the fee rate. Columbia Threadneedle has engaged its affiliate, Threadneedle, as an investment subadviser to make the day-to-day investment decisions for the Acquiring Fund according to the terms of a subadvisory agreement, and is responsible for oversight of Threadneedle. The effective management fee as of each Fund’s most recent fiscal year end was 0.87% for the Target Fund and 0.87% for the Acquiring Fund. The Board of the Acquiring Fund has approved a new management fee schedule, contingent upon the completion of the Reorganization. The Acquiring Fund’s management fee schedule will apply following completion of the Reorganization.

The table below shows the current contractual management fee schedule for each of the Funds and the new management fee schedule of the Acquiring Fund following the Reorganization.

Columbia Select Global Growth Fund		Columbia Select Global Equity Fund
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee (Current)	Fee (Post-Reorganization)
$0-$500	0.870%	$0-$250	0.880%	0.870%
>$500-$1,000	0.820%	>$250-$500	0.855%	0.855%
>$1,000-$1,500	0.770%	>$500-$750	0.825%	0.820%
>$1,500-$3,000	0.720%	>$750-$1,000	0.800%	0.800%
>$3,000-$6,000	0.700%	>$1,000-$1,500	0.770%	0.770%
>$6,000-$12,000	0.680%	>$1,500-$3,000	0.720%	0.720%
>$12,000	0.670%	>$3,000-$6,000	0.700%	0.700%
		>$6,000-$12,000	0.680%	0.680%
		>$12,000-$20,000	0.670%	0.670%
		>$20,000-$24,000	0.660%	0.660%
		>$24,000-$50,000	0.650%	0.650%
		>$50,000	0.620%	0.620%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of the members comprising each Fund’s Board, please refer to the Statement of Additional Information for the relevant Fund.

The Funds have different portfolio management teams. “Section C — Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of the Acquiring Fund. The Statement of Additional Information of each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The following bar charts and tables show some of the risks of investing in the Funds. The bar charts show how each Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares each Fund’s returns (after applicable sales charges shown in the fees tables above) for the periods shown with a broad measure of market performance, as well as another measure of performance for a market in which the Target Fund may invest.

The performance of share classes launched subsequent to Class A shares shown in the tables below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of each Fund’s Class A shares (without applicable sales charges and adjusted to reflect the class-related operating expenses of such share classes, if higher) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), each share class of the same Fund would have substantially similar annual returns because all share classes of such Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the tables and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown in the tables do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Target Fund’s performance prior to November 2015, when Columbia Threadneedle assumed day-to-day portfolio management responsibilities over the Fund, reflects returns achieved by a subadviser that managed the Fund according to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.

Each Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Columbia Select Global Growth Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 22.16% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -22.52% (quarter ended December 31, 2018).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Select Global Growth Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	04/30/2008
returns before taxes		28.82%	6.86%	10.15%
returns after taxes on distributions		27.93%	6.24%	9.36%
returns after taxes on distributions and sale of Fund shares		17.69%	5.27%	8.15%
Class Adv returns before taxes	01/08/2014	36.93%	8.41%	10.97%
Class C returns before taxes	04/30/2008	34.56%	7.33%	9.98%
Class Inst returns before taxes	04/30/2008	36.93%	8.40%	11.08%
Class Inst2 returns before taxes	01/08/2014	36.97%	8.46%	11.01%
Class Inst3 returns before taxes	03/01/2017	37.08%	8.35%	10.92%
Class R returns before taxes	04/30/2008	36.21%	7.86%	10.53%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.60%	8.41%	8.79%
MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		32.72%	10.70%	10.39%

Columbia Select Global Equity Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.97% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -20.26% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Select Global Equity Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	05/29/1990
returns before taxes		27.14%	10.79%	9.79%
returns after taxes on distributions		26.25%	10.06%	9.41%
returns after taxes on distributions and sale of Fund shares		16.69%	8.46%	8.03%
Class Adv returns before taxes	03/01/2018	35.32%	12.23%	10.51%
Class C returns before taxes	06/26/2000	32.92%	11.25%	9.63%
Class Inst returns before taxes	09/27/2010	35.30%	12.38%	10.71%
Class Inst2 returns before taxes	12/11/2006	35.39%	12.49%	10.90%
Class Inst3 returns before taxes	03/01/2017	35.57%	12.37%	10.58%
Class R returns before taxes	12/11/2006	34.64%	11.82%	10.24%
MSCI ACWI (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		26.60%	8.41%	8.79%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies – including the investment manager, the Distributor and Columbia Management Investments Services Corp. (the transfer agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. These potential conflicts of interest may be heightened with respect to broker-dealers owned by Ameriprise Financial and/or its affiliates. Ask your financial advisor or visit your financial intermediary’s website for more information.

SYNOPSIS OF REORGANIZATION 3: COMPARISON OF COLUMBIA SMALL/MID CAP VALUE FUND AND COLUMBIA SELECT MID CAP VALUE FUND

Comparison of the Target Fund and the Acquiring Fund

The Target Fund and the Acquiring Fund:3

•

Have similar principal investment strategies, policies, and risks; however, the Target Fund principally invests in both small- and medium-sized companies, while the Acquiring Fund principally invests in medium-sized companies as discussed in more detail below.

•

Have the same policies for buying and selling shares and the same exchange rights. Please see “Section C — Additional Information Applicable to the Acquiring Funds” for a description of these policies for the Acquiring Fund.

•	Have different fiscal year ends. The Target Fund’s fiscal year end is May 31 and the Acquiring Fund’s fiscal year end is February 28.

•

Are structured as series of an open-end management investment company. Columbia Small/Mid Cap Value Fund is organized as a series of a Massachusetts business trust and Columbia Select Mid Cap Value Fund is organized as a series of a Delaware statutory trust. Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the differences between the rights of shareholders.

[3]	For the purposes of this section only, Target Fund refers to Columbia Small/Mid Cap Value Fund, and Acquiring Fund refers to Columbia Select Mid Cap Value Fund.

•	Have the same investment manager – Columbia Threadneedle.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The purpose of the tables below is to assist you in understanding the various costs and expenses of investing in common shares of the Funds. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by the Distributor.

The information in the table reflects the fees and expenses for the Target Fund’s six-month semi-annual period ended November 30, 2019 (annualized), the Acquiring Fund’s six-month semi-annual period ended August 31, 2019 (annualized) and the pro forma expenses for the twelve months ended August 31, 2019 for the combined fund following the Reorganization.

Such information is based on current fees and expenses, and assets as of the most recent semi-annual period for each Fund. Actual fees and expenses of the Funds will be based on assets following the Reorganization. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Both Funds (Current and Pro Forma)	Class A		Class Adv	Class C		Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None	None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(a)	None	1.00	%(b)	None	None	None	None

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Small/Mid Cap Value Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses	0.18%	0.18%	0.18%	0.18%	0.11%	0.06%	0.18%

Total annual Fund operating expenses	1.24%	0.99%	1.99%	0.99%	0.92%	0.87%	1.49%

Columbia Select Mid Cap Value Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.20%	0.20%	0.20%	0.20%	0.09%	0.04%	0.20%

Total annual Fund operating expenses(b)	1.22%	0.97%	1.97%	0.97%	0.86%	0.81%	1.47%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.17% for Class A, 0.92% for Class Adv, 1.92% for Class C, 0.92% for Class Inst, 0.80% for Class Inst2, 0.76% for Class Inst3 and 1.42% for Class R. The expense limitation for Class Inst2 also reflect the contractual agreement of the Fund’s transfer agent to waive fees and/or to reimburse expenses through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s transfer agency fees do not exceed the annual rate of 0.05% for Class Inst2.

Columbia Select Mid Cap Value Fund (Pro Forma)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R
Management fees	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses(a)	0.18%	0.18%	0.18%	0.18%	0.08%	0.03%	0.18%

Total annual Fund operating expenses	1.17%	0.92%	1.92%	0.92%	0.82%	0.77%	1.42%

Less: Fee waivers and/or expense reimbursements(b)	0.00%	0.00%	0.00%	0.00%	-0.02%	-0.01%	0.00%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.17%	0.92%	1.92%	0.92%	0.80%	0.76%	1.42%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

The Fund’s transfer agent has contractually agreed, effective upon the closing of the Reorganization, to waive fees and/or to reimburse expenses through June 30, 2022, unless sooner terminated at the sole discretion of the Fund’s Board, so that the Fund’s transfer agency fees do not exceed the annual rate of 0.04% for Class Inst2 and 0.00% for Class Inst3.

Expense Examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include a contractual fee waiver/expense reimbursement arrangement only for Columbia Select Mid Cap Value Fund (Pro Forma) and only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia Small/Mid Cap Value Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$694	$946	$1,217	$1,989
Class Adv (whether or not shares are redeemed)	$101	$315	$547	$1,213
Class C (assuming redemption of all shares at the end of the period)	$302	$624	$1,073	$2,317
Class Inst (whether or not shares are redeemed)	$101	$315	$547	$1,213
Class Inst2 (whether or not shares are redeemed)	$94	$293	$509	$1,131
Class Inst3 (whether or not shares are redeemed)	$89	$278	$482	$1,073
Class R (whether or not shares are redeemed)	$152	$471	$813	$1,779

Columbia Select Mid Cap Value Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$692	$940	$1,207	$1,967
Class Adv (whether or not shares are redeemed)	$99	$309	$536	$1,190
Class C (assuming redemption of all shares at the end of the period)	$300	$618	$1,062	$2,296
Class Inst (whether or not shares are redeemed)	$99	$309	$536	$1,190
Class Inst2 (whether or not shares are redeemed)	$88	$274	$477	$1,061
Class Inst3 (whether or not shares are redeemed)	$83	$259	$450	$1,002
Class R (whether or not shares are redeemed)	$150	$465	$803	$1,757

Columbia Select Mid Cap Value Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$687	$925	$1,182	$1,914
Class Adv (whether or not shares are redeemed)	$94	$293	$509	$1,131
Class C (assuming redemption of all shares at the end of the period)	$295	$603	$1,037	$2,243
Class Inst (whether or not shares are redeemed)	$94	$293	$509	$1,131
Class Inst2 (whether or not shares are redeemed)	$82	$258	$451	$1,010
Class Inst3 (whether or not shares are redeemed)	$78	$244	$426	$952
Class R (whether or not shares are redeemed)	$145	$449	$776	$1,702

If you owned or will own any class of shares other than Class C shares, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Small/Mid Cap Value Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$202	$624	$1,073	$2,317

Columbia Select Mid Cap Value Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$200	$618	$1,062	$2,296

Columbia Select Mid Cap Value Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$195	$603	$1,037	$2,243

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the expense examples, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Small/Mid Cap Value Fund	28%
Columbia Select Mid Cap Value Fund	79%

A portion of the Target Fund’s portfolio assets may be sold by the Acquiring Fund after the Reorganization. If the Reorganization had occurred as of September 30, 2019, it is estimated that approximately 89% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs for the Acquiring Fund of approximately $181,717 (0.04% of combined fund assets). These transaction costs represent expenses of the Acquiring Fund that will not be subject to the Acquiring Fund’s expense cap and will be borne by the Acquiring Fund and indirectly borne by the Acquiring Fund’s shareholders (including shareholders of the Target Fund following the Reorganization). Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.57 per share. The repositioning may result in the Acquiring Fund selling securities in greater volumes or in a shorter period of time than it normally would, which may impact the market price received in such sales.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund are set forth in the table below.

Each Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

While the Target Fund and the Acquiring Fund have generally similar principal investment strategies, there are certain key differences. Under normal circumstances, the Target Fund invests at least 80% of its net assets in equity securities of both small- and medium-sized companies, while the Acquiring Fund normally invests at least 80% of its net assets in equity securities of medium-sized companies. The Acquiring Fund generally holds between 30 and 50 securities in its portfolio, consistent with its value investment approach, while the Target Fund does not have a similar concentration policy. The Target Fund may invest up to 25% of its net assets in foreign investments, while the Acquiring Fund may invest up to 20% of its net assets in foreign securities. The Funds do not concentrate in any industry, but may focus on different industry sectors. See below for a more detailed comparison.

	Columbia Small/Mid Cap Value Fund	Columbia Select Mid Cap Value Fund

Investment Objective:	The Fund seeks to provide shareholders with long-term growth of capital.(a)	The Fund seeks long-term capital appreciation.(b)

Principal Investment Strategy:	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of small- and medium-sized companies. These equity securities generally include common stocks and may also include real estate investment trusts.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase (between $277.2 million and $38.9 billion as of May 31, 2019) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The Fund normally invests in common stocks.

The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 30 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

	Columbia Small/Mid Cap Value Fund	Columbia Select Mid Cap Value Fund

Diversification:	The Fund is diversified.	The Fund is diversified.

Market Capitalization of Holdings:	The Fund invests in small- and medium-sized companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell 2500® Value Index (between $38.1 million and $13.7 billion as of August 31, 2019).	The Fund typically focuses its investment in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase (between $277.2 million and $38.9 billion as of May 31, 2019).

Industry Concentration:	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

Foreign Investments:	The Fund may invest up to 25% of its net assets in foreign investments.	The Fund may invest up to 20% of its total assets in foreign securities.

(a)	The Target Fund’s investment objective is fundamental. Only shareholders can change the Target Fund’s investment objective.
(b)

The Acquiring Fund’s investment objective is currently non-fundamental, but will be made fundamental effective upon the closing of the Reorganization. Accordingly, only shareholders will be able to change the Acquiring Fund’s investment objective following the closing of the Reorganization.

Additional Information About the Funds’ Principal Investment Strategies

Target Fund. Columbia Threadneedle employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia Threadneedle considers, among other factors:

•	Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Threadneedle believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	A company’s current operating margins relative to its historic range and future potential; and/or

•

Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia Threadneedle may sell a security when it deems the security has become expensive relative to various valuation measures; if Columbia Threadneedle believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

Acquiring Fund. Columbia Threadneedle employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In pursuit of the Acquiring Fund’s objective, the portfolio managers use a bottom-up stock selection approach, which means that they concentrate on individual company fundamentals, rather than on a particular industry, although at times factors that make a particular company attractive may also make other companies within the same industry attractive, and the portfolio managers may invest in these issuers as well.

Columbia Threadneedle considers a variety of factors in identifying investment opportunities and constructing the Fund’s portfolio which may include, among others, the following:

•	A low price-to-earnings and/or low price-to-book ratio;

•	Positive change in senior management;

•	Positive corporate restructuring;

•	Temporary setback in price due to factors that no longer exist or are ending;

•	A positive shift in the company’s business cycle; and/or

•	A catalyst for increase in the rate of the company’s earnings growth.

Columbia Threadneedle generally sells a stock if it believes the stock has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available. Columbia Threadneedle monitors the Fund’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

Comparison of Fundamental Investment Restrictions

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below. Each Fund’s fundamental investment restrictions are substantially similar.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	Columbia Small/Mid Cap Value Fund	Columbia Select Mid Cap Value Fund

Buy or sell real estate:	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.	The Fund may not purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

Buy or sell commodities:	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Issuer diversification:	The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation. The Fund will not invest more than 5% of its total assets in securities of any company, government or political subdivision thereof, except that the limitation will not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund’s total assets may be invested without regard to this 5% limitation.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.

Concentrate in any one industry:	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Act as an underwriter:	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

	Columbia Small/Mid Cap Value Fund	Columbia Select Mid Cap Value Fund

Lending:	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 and 1/3% of the Fund’s total assets except that this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Borrow money:	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 and 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds, under current Board policy, the Fund has no current intention to borrow against equity to a material extent.	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Issue senior securities:	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Differences between the Acquiring Fund’s investment objectives, principal investment strategies, fundamental and non-fundamental investment policies and holdings may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Target Fund and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in “Section C — Additional Information Applicable to the Acquiring Funds” below. The Funds are subject to many of the same principal risks, but differ primarily given that, unlike the Target Fund, the Acquiring Fund, is subject to focused portfolio risk. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	Columbia Small/Mid Cap Value Fund	Columbia Select Mid Cap Value Fund
Active Management Risk	X	X
Depositary Receipts Risk	X	—
Focused Portfolio Risk	—	X
Foreign Securities Risk	X	X
Issuer Risk	X	X
Market Risk	X	X
Real Estate-Related Investment Risk	X	X
Sector Risk	X	X
Value Securities Risk	X	X

Comparison of Management of the Funds

Columbia Threadneedle serves as investment manager for each Fund. Both Funds obtain investment management services from Columbia Threadneedle according to the terms of advisory agreements that are substantially similar, except for the fee rate. The table below shows the current contractual management fee schedule for each of the Funds. The effective management fee as of each Fund’s fiscal year end was 0.80% for the Target Fund and 0.75% for the Acquiring Fund. The Acquiring Fund’s management fee schedule will apply following completion of the Reorganization.

Columbia Small/Mid Cap Value Fund		Columbia Select Mid Cap Value Fund
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee
$0-$500	0.820%	$0-$500	0.820%
>$500-$1,000	0.770%	>$500-$1,000	0.770%
>$1,000-$1,500	0.720%	>$1,000-$1,500	0.720%
>$1,500-$3,000	0.670%	>$1,500-$3,000	0.670%
>$3,000-$12,000	0.660%	>$3,000-$12,000	0.660%
>$12,000	0.650%	>$12,000	0.650%

Each Fund is governed by its Board, which is responsible for overseeing the Fund. For a listing of the members comprising each Fund’s Board, please refer to the Statement of Additional Information for the relevant Fund.

The Funds have different portfolio management teams. “Section C — Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of the Acquiring Fund. The Statement of Additional Information of each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The following bar charts and tables show some of the risks of investing in the Funds. The bar charts show how each Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares each Fund’s returns (after applicable sales charges shown in the fees tables above) for the periods shown with a broad measure of market performance.

The performance of share classes launched subsequent to Class A shares shown in the tables below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of each Fund’s Class A shares (without applicable sales charges and adjusted to reflect the class-related operating expenses of such share classes, if higher) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), each share class of the same Fund would have substantially similar annual returns because all share classes of such Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the tables and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown in the tables do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Each Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Columbia Small/Mid Cap Value Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.20% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -22.97% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Small/Mid Cap Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	02/14/2002
returns before taxes		16.28%	3.69%	8.63%
returns after taxes on distributions		15.20%	2.37%	7.33%
returns after taxes on distributions and sale of Fund shares		10.36%	2.74%	6.89%
Class Adv returns before taxes	12/11/2006	23.68%	5.20%	9.45%
Class C returns before taxes	02/14/2002	21.63%	4.15%	8.47%
Class Inst returns before taxes	09/27/2010	23.68%	5.18%	9.54%
Class Inst2 returns before taxes	12/11/2006	23.91%	5.30%	9.68%
Class Inst3 returns before taxes	06/13/2013	24.00%	5.32%	9.56%
Class R returns before taxes	12/11/2006	23.02%	4.66%	8.99%
Russell 2500 Value Index (reflects no deductions for fees, expenses or taxes)		23.56%	7.18%	11.25%

Columbia Select Mid Cap Value Fund

Class A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.30% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -21.03% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Select Mid Cap Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/20/2001
returns before taxes		23.79%	5.57%	10.52%
returns after taxes on distributions		22.84%	2.04%	7.89%
returns after taxes on distributions and sale of Fund shares		14.70%	3.79%	8.17%
Class Adv returns before taxes	11/08/2012	31.62%	7.08%	11.38%
Class C returns before taxes	11/20/2001	29.18%	6.01%	10.35%
Class Inst returns before taxes	11/20/2001	31.52%	7.08%	11.46%
Class Inst2 returns before taxes	11/08/2012	31.77%	7.21%	11.48%
Class Inst3 returns before taxes	07/15/2009	31.87%	7.28%	11.62%
Class R returns before taxes	01/23/2006	31.04%	6.56%	10.90%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)		27.06%	7.62%	12.41%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies – including the investment manager, the Distributor and Columbia Management Investments Services Corp. (the transfer agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. These potential conflicts of interest may be heightened with respect to broker-dealers owned by Ameriprise Financial and/or its affiliates. Ask your financial advisor or visit your financial intermediary’s website for more information.

SYNOPSIS OF REORGANIZATION 4: COMPARISON OF COLUMBIA CONTRARIAN EUROPE FUND AND COLUMBIA OVERSEAS CORE FUND

Comparison of the Target Fund and the Acquiring Fund

The Target Fund and the Acquiring Fund:4

•	Have similar principal investment strategies, policies, and risks as discussed in more detail below.

•

Have the same policies for buying and selling shares and the same exchange rights. Please see “Section C — Additional Information Applicable to the Acquiring Funds” for a description of these policies for the Acquiring Fund.

•	Have different fiscal year ends. The Target Fund’s fiscal year end is October 31 and the Acquiring Fund’s fiscal year end is February 28.

•

Are structured as series of an open-end management investment company. Each Fund is organized as a series of the same Massachusetts business trust (Columbia Funds Series Trust II). Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the rights of shareholders.

•	Have the same investment manager – Columbia Threadneedle.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The purpose of the tables below is to assist you in understanding the various costs and expenses of investing in common shares of the Funds. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by the Distributor.

[4]	For the purposes of this section only, Target Fund refers to Columbia Contrarian Europe Fund, and Acquiring Fund refers to Columbia Overseas Core Fund.

The information in the table reflects the fees and expenses for the Target Fund’s fiscal year ended October 31, 2019, the Acquiring Fund’s six-month semi-annual period ended August 31, 2019 (annualized) and the pro forma expenses for the twelve months ended August 31, 2019 for the combined fund following the Reorganization.

Such information is based on current fees and expenses, and assets as of the most recent annual or semi-annual period for each Fund. Actual fees and expenses of the Funds will be based on assets following the Reorganization. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

Both Funds (Current and Pro Forma)	Class A		Class Adv	Class C		Class Inst	Class Inst2	Class Inst3
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None	None		None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(a)	None	1.00	%(b)	None	None	None

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Contrarian Europe Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses	0.24%	0.24%	0.24%	0.24%	0.16%	0.10%

Total annual Fund operating expenses(a)	1.37%	1.12%	2.12%	1.12%	1.04%	0.98%

(a)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through February 28, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.35% for Class A, 1.10% for Class Adv, 2.10% for Class C, 1.10% for Class Inst, 1.02% for Class Inst2 and 0.96% for Class Inst3.

Columbia Overseas Core Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(a)	0.28%	0.28%	0.28%	0.28%	0.16%	0.10%

Total annual Fund operating expenses(b)(c)	1.40%	1.15%	2.15%	1.15%	1.03%	0.97%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.

(b)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(c)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.28% for Class A, 1.03% for Class Adv, 2.03% for Class C, 1.03% for Class Inst, 0.90% for Class Inst2 and 0.84% for Class Inst3.

Columbia Overseas Core Fund (Pro Forma)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees(a)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(b)	0.24%	0.24%	0.24%	0.24%	0.13%	0.07%

Total annual Fund operating expenses(c)(d)	1.35%	1.10%	2.10%	1.10%	0.99%	0.93%
Less: Fee waivers and/or expense reimbursements(e)	-0.07%	-0.07%	-0.07%	-0.07%	-0.09%	-0.09%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.28%	1.03%	2.03%	1.03%	0.90%	0.84%

(a)

Management fees have been restated to reflect an adjusted management fee rate, effective upon the closing of the Reorganization. The new management fee rate is contingent upon completion of the Reorganization.

(b)	Other expenses have been restated to reflect current fees paid by the Fund.
(c)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(d)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.28% for Class A, 1.03% for Class Adv, 2.03% for Class C, 1.03% for Class Inst, 0.90% for Class Inst2 and 0.84% for Class Inst3.

(e)

Columbia Management Investment Advisers, LLC and certain of its affiliates have further contractually agreed, effective upon the closing of the Reorganization, to waive fees and/or to reimburse expenses (excluding any Reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through June 30, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.28% for Class A, 1.03% for Class Adv, 2.03% for Class C, 1.03% for Class Inst, 0.90% for Class Inst2 and 0.84% for Class Inst3.

Expense Examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include a contractual fee waiver/expense reimbursement arrangement only for Columbia Overseas Core Fund (Pro Forma) and only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia Contrarian Europe Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$706	$984	$1,282	$2,127
Class Adv (whether or not shares are redeemed)	$114	$356	$617	$1,363
Class C (assuming redemption of all shares at the end of the period)	$315	$664	$1,139	$2,452
Class Inst (whether or not shares are redeemed)	$114	$356	$617	$1,363
Class Inst2 (whether or not shares are redeemed)	$106	$331	$574	$1,271
Class Inst3 (whether or not shares are redeemed)	$100	$312	$542	$1,201

Columbia Overseas Core Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$709	$993	$1,297	$2,158
Class Adv (whether or not shares are redeemed)	$117	$365	$633	$1,398

Columbia Overseas Core Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming redemption of all shares at the end of the period)	$318	$673	$1,154	$2,483
Class Inst (whether or not shares are redeemed)	$117	$365	$633	$1,398
Class Inst2 (whether or not shares are redeemed)	$105	$328	$569	$1,259
Class Inst3 (whether or not shares are redeemed)	$99	$309	$536	$1,190

Columbia Overseas Core Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$698	$972	$1,266	$2,100
Class Adv (whether or not shares are redeemed)	$105	$343	$599	$1,334
Class C (assuming redemption of all shares at the end of the period)	$306	$651	$1,122	$2,426
Class Inst (whether or not shares are redeemed)	$105	$343	$599	$1,334
Class Inst2 (whether or not shares are redeemed)	$92	$306	$538	$1,205
Class Inst3 (whether or not shares are redeemed)	$86	$287	$506	$1,135

If you owned or will own any class of shares other than Class C shares, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Contrarian Europe Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$215	$664	$1,139	$2,452

Columbia Overseas Core Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$218	$673	$1,154	$2,483

Columbia Overseas Core Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$206	$651	$1,122	$2,426

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the expense examples, affect a Fund’s performance. During the most recent fiscal year or period, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Contrarian Europe Fund	62%
Columbia Overseas Core Fund	71%

A portion of the Target Fund’s portfolio assets may be sold by the Acquiring Fund following the Reorganization. If the Reorganization had occurred as of September 30, 2019, it is estimated that approximately 83% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs of approximately $199,722 (0.08% of combined fund assets) for the Acquiring Fund. These transaction costs represent expenses of the Acquiring Fund that will not be subject to the Acquiring Fund’s expense cap and will be borne by the Acquiring Fund and indirectly borne by the Acquiring Fund’s shareholders. Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.10 per share, net of capital loss carryforwards. The repositioning may result in the Acquiring Fund selling securities in greater volumes or in a shorter period of time than it normally would, which may impact the market price received in such sales.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund are set forth in the table below. The Target Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

While the Target Fund and the Acquiring Fund have similar investment objectives and generally similar principal investment strategies, there are certain key differences. While both Funds invest primarily in equity securities of foreign companies, the Target Fund focuses on European companies. The Acquiring Fund may invest up to 20% of its net assets in emerging market countries, while the Target Fund may only invest on a smaller scale in emerging market securities. The Acquiring Fund may invest in derivatives and special situations, while the Target Fund does not have principal investment policies regarding these investments. The Funds do not concentrate in any industry, but may focus on different industry sectors. See below for a more detailed comparison.

	Columbia Contrarian Europe Fund	Columbia Overseas Core Fund

Investment Objective:	The Fund seeks to provide shareholders with capital appreciation.(a)	The Fund seeks to provide shareholders long-term capital appreciation.(b)

Principal Investment Strategy:

The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European companies. These equity securities generally include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts (ADRs), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges.(c) Although the Fund emphasizes investments in developed countries, the Fund also may invest in securities of companies located in developing or emerging markets. The Fund will normally have exposure to foreign currencies.

The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of foreign companies. The Fund may invest up to 20% of its net assets in emerging market countries. The Fund may invest directly in foreign equity securities, such as common and preferred stock, or indirectly through mutual funds and closed-end funds, as well as depositary receipts.

Diversification:	The Fund is diversified.	The Fund is diversified.

Market Capitalization of Holdings:	The Fund may invest in companies that have market capitalizations of any size.	The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.

Industry Concentration:	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector and the industrials sector.	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

	Columbia Contrarian Europe Fund	Columbia Overseas Core Fund

Geographic Concentration:	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of European companies.	From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe.

Derivatives:	—	The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.

Special Situations:	—	The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations.

(a)	The Target Fund’s investment objective is fundamental. Only shareholders can change the Target Fund’s investment objective.
(b)

The Acquiring Fund’s investment objective is currently non-fundamental, but will be made fundamental effective upon the closing of the Reorganization. Accordingly, only shareholders will be able to change the Acquiring Fund’s investment objective following the closing of the Reorganization.

(c)

A company is considered to be located in Europe if: (i) it is organized under the laws of a European country or has a principal office in a European country; (ii) it derives at least 50% of its total revenues from businesses in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

Additional Information About the Funds’ Principal Investment Strategies

Target Fund. Columbia Threadneedle serves as the investment manager to the Target Fund and is responsible for the oversight of the Fund’s subadviser, Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of Columbia Threadneedle.

The “contrarian” nature of the strategy places emphasis on considering securities believed to be suffering from price weaknesses due to current market reaction or sentiment, or liquidity-driven or other factors, but that are believed to possess identifiable price improvement catalysts. The strategy seeks to identify advantageous entry points to buy these securities to capture potential upward valuation contrary to prevailing market sentiment. Contrarian ideas are typically identified through the portfolio managers’ bottom-up analysis. Fundamental analysis with risk management is used in identifying investment opportunities and constructing the Fund’s portfolio.

Threadneedle chooses investments for the Fund by:

•	Deploying an integrated approach to equity research that incorporates stock specific perspectives, regional analyses and a global sector strategy;

•	Conducting detailed research on companies in a consistent strategic and macroeconomic framework;

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Fund’s portfolio are consistent with established portfolio management parameters.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Acquiring Fund. Columbia Threadneedle employs fundamental analysis with risk management in identifying growth or value opportunities and constructing the Fund’s portfolio.

In selecting investments, Columbia Threadneedle considers, among other factors:

•	Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Threadneedle believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	A company’s current operating margins relative to its historic range and future potential; and/or

•

Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if Columbia Threadneedle believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

Comparison of Fundamental Investment Restrictions

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below. Each Fund’s fundamental investment restrictions are substantially similar.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	Columbia Contrarian Europe Fund	Columbia Overseas Core Fund

Buy or sell real estate:	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from investing in: (a) securities or other instruments backed by real estate or interests in real estate, (b) securities or other instruments of issuers or entities that deal in real estate or are engaged in the real estate business, (c) real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. countries or (d) real estate or interests in real estate acquired through the exercise of its rights as a holder of securities secured by real estate or interests therein.

Buy or sell commodities:	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except that this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.	The Fund will not purchase or sell commodities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

	Columbia Contrarian Europe Fund	Columbia Overseas Core Fund

Issuer diversification:	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Concentrate in any one industry:	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.	The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Act as an underwriter:	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.	The Fund will not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer where the Fund later resells such securities. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

Lending:	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 and 1/3% of the Fund’s total assets except that this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.	The Fund will not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

	Columbia Contrarian Europe Fund	Columbia Overseas Core Fund

Borrow money:	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 and 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.	The Fund will not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Issue senior securities:	The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.

The Acquiring Fund’s investment objectives, principal investment strategies, fundamental and non-fundamental investment policies and holdings may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Target Fund and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described below and in “Section C — Additional Information Applicable to the Acquiring Funds” below. The Funds are subject to many of the same principal risks, but differ primarily given that, unlike the Target Fund, the Acquiring Fund is subject to risks associated with its exposure to the Asia Pacific region. In addition, unlike the Target Fund, the Acquiring Fund is also subject to risks associated with its investment in derivatives and certain other types of securities (including closed-end investment company risk, investing in other funds risk, special situations risk, and value securities risk), and frequent trading risk. Also, unlike the Acquiring Fund, the Target Fund is subject to sector risk associated with its investment in industrials and focused portfolio risk. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	Columbia Contrarian Europe Fund	Columbia Overseas Core Fund
Active Management Risk	X	X
Closed-End Investment Company Risk	—	X
Convertible Securities Risk	X	—
Counterparty Risk	—	X
Depositary Receipts Risk	X	X
Derivatives Risk	—	X
Derivatives Risk – Forward Contracts Risk	—	X
Derivatives Risk – Futures Contracts Risk	—	X
Derivatives Risk – Options Risk	—	X
Emerging Market Securities Risk	X	X
Focused Portfolio Risk	X	—
Foreign Currency Risk	X	—
Foreign Securities Risk	X	X
Frequent Trading Risk	—	X
Geographic Focus Risk	X	X
Growth Securities Risk	X	X
Investing in Other Funds Risk	—	X
Issuer Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
New Fund Risk	—	X
Preferred Stock Risk	X	X
Sector Risk	X	X
Special Situations Risk	—	X
Value Securities Risk	—	X

Comparison of Management of the Funds

Columbia Threadneedle serves as investment manager for each Fund. Both Funds obtain investment management services from Columbia Threadneedle according to the terms of advisory agreements that are substantially similar, except for the fee rate. Columbia Threadneedle has engaged its affiliate, Threadneedle, as an investment subadviser to make day-to-day investment decisions for the Target Fund according to the terms of a subadvisory agreement, and is responsible for oversight of Threadneedle. The effective management fee as of each Fund’s fiscal year end was 0.88% for the Target Fund and 0.87% for the Acquiring Fund. The Board of the Acquiring Fund has approved a new management fee schedule, contingent on the completion of the Reorganization. The Acquiring Fund’s management fee schedule will apply following completion of the Reorganization. The table below shows the current contractual management fee schedule for each of the Funds and the new management fee schedule of the Acquiring Fund following the Reorganization.

Columbia Contrarian Europe Fund		Columbia Overseas Core Fund
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee (Current)	Fee (Post-Reorganization)
$0-$250	0.880%	$0-$250	0.870%	0.870%
>$250-$500	0.855%	>$250-$500	0.870%	0.855%
>$500-$750	0.825%	>$500-$750	0.820%	0.820%
>$750-$1,000	0.800%	>$750-$1,000	0.820%	0.800%
>$1,000-$1,500	0.770%	>$1,000-$1,500	0.770%	0.770%
>$1,500-$3,000	0.720%	>$1,500-$3,000	0.720%	0.720%
>$3,000-$6,000	0.700%	>$3,000-$6,000	0.700%	0.700%
>$6,000-$12,000	0.680%	>$6,000-$12,000	0.680%	0.680%
>$12,000-$20,000	0.670%	>$12,000-$20,000	0.670%	0.670%
>$20,000-$24,000	0.660%	>$20,000-$24,000	0.670%	0.660%
>$24,000-$50,000	0.650%	>$24,000-$50,000	0.670%	0.650%
>$50,000	0.620%	>$50,000	0.670%	0.620%

Each Fund is governed by the same Board, which is responsible for overseeing the Fund. For a listing of the members comprising the Funds’ Board, please refer to the Statement of Additional Information.

The Funds have different portfolio management teams. “Section C — Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of the Acquiring Fund. The Statement of Additional Information of each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The following bar charts and tables show some of the risks of investing in the Funds. The bar charts show how each Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares each Fund’s returns (after applicable sales charges shown in the fees tables above) for the periods shown with a broad measure of market performance.

The performance of share classes launched subsequent to Class A shares of the Target Fund shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Target Fund’s Class A shares (without applicable sales charges and adjusted to reflect the class-related operating expenses of such share classes, if higher) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), each share class of the same Fund would have substantially similar annual returns because all share classes of such Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the tables and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown in the tables do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Each Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Columbia Contrarian Europe Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 21.59% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -22.05% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Contrarian Europe Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	06/26/2000
returns before taxes		21.00%	3.28%	5.72%
returns after taxes on distributions		20.66%	2.88%	5.29%
returns after taxes on distributions and sale of Fund shares		13.06%	2.66%	4.69%
Class Adv returns before taxes	01/08/2014	28.75%	4.78%	6.50%
Class C returns before taxes	06/26/2000	26.55%	3.77%	5.57%
Class Inst returns before taxes	09/27/2010	28.75%	4.77%	6.63%
Class Inst2 returns before taxes	01/08/2014	28.82%	4.88%	6.58%
Class Inst3 returns before taxes	03/01/2016	29.00%	4.85%	6.52%
MSCI Europe Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or taxes)		23.77%	5.06%	5.17%

Columbia Overseas Core Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 12.73% (quarter ended March 31, 2019) and the lowest return for a calendar quarter was -0.11% (quarter ended September 30, 2019).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Overseas Core Fund	Share Class Inception Date	1 Year	Life of Fund
Class A	03/05/2018
returns before taxes		17.82%	-0.52%
returns after taxes on distributions		17.04%	-0.93%
returns after taxes on distributions and sale of Fund shares		11.42%	-0.27%
Class Adv returns before taxes	03/05/2018	25.25%	3.00%
Class C returns before taxes	03/05/2018	23.10%	2.01%
Class Inst returns before taxes	03/05/2018	25.37%	3.05%
Class Inst2 returns before taxes	03/05/2018	25.49%	3.14%
Class Inst3 returns before taxes	03/05/2018	25.45%	3.16%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		22.01%	3.75%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies – including the investment manager, the Distributor and Columbia Management Investments Services Corp. (the transfer agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. These potential conflicts of interest may be heightened with respect to broker-dealers owned by Ameriprise Financial and/or its affiliates. Ask your financial advisor or visit your financial intermediary’s website for more information.

SYNOPSIS OF REORGANIZATION 5: COMPARISON OF COLUMBIA DISCIPLINED SMALL CORE FUND AND COLUMBIA SMALL CAP VALUE FUND I

Comparison of the Target Fund and the Acquiring Fund

The Target Fund and the Acquiring Fund:5

•	Have similar principal investment strategies, policies and risks as discussed in more detail below.

•

Have the same policies for buying and selling shares and the same exchange rights. Please see “Section C — Additional Information Applicable to the Acquiring Funds” for a description of these policies for the Acquiring Fund.

•

Shareholders of Class V shares of the Target Fund will receive Class Inst Shares of the Acquiring Fund, which are subject to different fees and expenses as shown in the tables below. The Target Fund will waive any sales charges on Class V shares exchanged in the Reorganization and the

[5]	For the purposes of this section only, Target Fund refers to Columbia Disciplined Small Core Fund, and Acquiring Fund refers to Columbia Small Cap Value Fund I.

Acquiring Fund will waive any investment minimums or eligibility requirements for former Class V shareholders of the Target Fund. Sales charges will apply to subsequent purchases unless a sales charge waiver applies. For more information on features of Class Inst shares, see “Section C – Additional Information about the Acquiring Funds.”

•	Have different fiscal year ends. The Target Fund’s fiscal year end is August 31 and the Acquiring Fund’s fiscal year end is April 30.

•

Are structured as series of an open-end management investment company. Each Fund is organized as a series of the same Massachusetts business trust (Columbia Funds Series Trust I). Please see Appendix B to this Combined Information Statement/Prospectus for more information regarding the rights of shareholders.

•	Have the same investment manager – Columbia Threadneedle.

Comparison of Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The purpose of the tables below is to assist you in understanding the various costs and expenses of investing in common shares of the Funds. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by the Distributor.

The information in the table reflects the fees and expenses for the Target Fund’s fiscal year ended August 31, 2019, the Acquiring Fund’s six-month semi-annual period ended October 31, 2019 (annualized) and the pro forma expenses for the twelve months ended October 31, 2019 for the combined fund following the Reorganization.

Such information is based on current fees and expenses, and assets as of the most recent annual or semi-annual period for each Fund. Actual fees and expenses of the Funds will be based on assets following the Reorganization. The assets of the Funds will vary based on market conditions, redemptions and other factors.

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment)
Columbia Disciplined Small Core Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class V
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00%(a)	None	1.00%(b)	None	None	None	1.00%(a)
Columbia Small Cap Value Fund I (Current and Pro Forma)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class V
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	—
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00%(a)	None	1.00%(b)	None	None	None	—

(a)

This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Disciplined Small Core Fund (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class V
Management fees	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(a)	0.37%	0.37%	0.37%	0.37%	0.26%	0.21%	0.62%

Total annual Fund operating expenses(b)	1.47%	1.22%	2.22%	1.22%	1.11%	1.06%	1.47%

(a)	Other expenses have been restated to reflect current fees paid by the Fund.
(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through December 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees (the Board). Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.33% for Class A, 1.08% for Class Adv, 2.08% for Class C, 1.08% for Class Inst, 0.96% for Class Inst2, 0.91% for Class Inst3 and 1.33% for Class V.

Columbia Small Cap Value Fund I (Current)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses	0.24%	0.24%	0.24%	0.24%	0.11%	0.06%

Total annual Fund operating expenses(a)(b)	1.36%	1.11%	2.11%	1.11%	0.98%	0.93%

(a)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(b)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.32% for Class A, 1.07% for Class Adv, 2.07% for Class C, 1.07% for Class Inst, 0.94% for Class Inst2 and 0.89% for Class Inst3.

Columbia Small Cap Value Fund I (Pro Forma)	Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3
Management fees(a)	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or service (12b-1) fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses(b)	0.24%	0.24%	0.24%	0.24%	0.11%	0.06%
Total annual Fund operating expenses(c)(d)	1.33%	1.08%	2.08%	1.08%	0.95%	0.90%
Less: Fee waivers and/or expense reimbursements(e)	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%	-0.02%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.31%	1.06%	2.06%	1.06%	0.93%	0.88%

(a)

Management fees have been restated to reflect an adjusted management fee rate, effective upon the closing of the Reorganization. The new management fee rate is contingent upon completion of the Reorganization.

(b)	Other expenses have been restated to reflect current fees paid by the Fund.
(c)

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

(d)

Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.32% for Class A, 1.07% for Class Adv, 2.07% for Class C, 1.07% for Class Inst, 0.94% for Class Inst2 and 0.89% for Class Inst3.

(e)

Columbia Management Investment Advisers, LLC and certain of its affiliates have further contractually agreed, effective upon the closing of the Reorganization, to waive fees and/or to reimburse expenses (excluding any Reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through August 31, 2021, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.31% for Class A, 1.06% for Class Adv, 2.06% for Class C, 1.06% for Class Inst, 0.93% for Class Inst2 and 0.88% for Class Inst3.

Expense Examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Acquiring Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. These examples include a contractual fee waiver/expense reimbursement arrangement only for Columbia Small Cap Value Fund I (Pro Forma) and only the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia Disciplined Small Core Fund (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$716	$1,013	$1,332	$2,231
Class Adv (whether or not shares are redeemed)	$124	$387	$670	$1,477
Class C (assuming redemption of all shares at the end of the period)	$325	$694	$1,190	$2,554
Class Inst (whether or not shares are redeemed)	$124	$387	$670	$1,477
Class Inst2 (whether or not shares are redeemed)	$113	$353	$612	$1,352
Class Inst3 (whether or not shares are redeemed)	$108	$337	$585	$1,294
Class V (whether or not shares are redeemed)	$716	$1,013	$1,332	$2,231

Columbia Small Cap Value Fund I (Current)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$706	$981	$1,277	$2,116
Class Adv (whether or not shares are redeemed)	$113	$353	$612	$1,352
Class C (assuming redemption of all shares at the end of the period)	$314	$661	$1,134	$2,441
Class Inst (whether or not shares are redeemed)	$113	$353	$612	$1,352
Class Inst2 (whether or not shares are redeemed)	$100	$312	$542	$1,201
Class Inst3 (whether or not shares are redeemed)	$95	$296	$515	$1,143

Columbia Small Cap Value Fund I (Pro Forma)	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$970	$1,260	$2,083
Class Adv (whether or not shares are redeemed)	$108	$341	$594	$1,315
Class C (assuming redemption of all shares at the end of the period)	$309	$650	$1,117	$2,409
Class Inst (whether or not shares are redeemed)	$108	$341	$594	$1,315
Class Inst2 (whether or not shares are redeemed)	$95	$301	$524	$1,165
Class Inst3 (whether or not shares are redeemed)	$90	$285	$497	$1,106

If you owned or will own any class of shares other than Class C shares, you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Disciplined Small Core Fund (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$225	$694	$1,190	$2,554

Columbia Small Cap Value Fund I (Current)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$214	$661	$1,134	$2,441

Columbia Small Cap Value Fund I (Pro Forma)	1 year	3 years	5 years	10 years
Class C (assuming no redemption of shares)	$209	$650	$1,117	$2,409

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the expense examples, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Disciplined Small Core Fund	87%
Columbia Small Cap Value Fund I	62%

A portion of the Target Fund’s portfolio assets is expected to be sold by the Target Fund prior to the Reorganization. If the Reorganization had occurred as of September 30, 2019, it is estimated that approximately 88% of the Target Fund’s investment portfolio would have been sold. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs of approximately $32,061 (0.04% of assets) for the Target Fund. These transaction costs represent expenses of the Target Fund that will not be subject to the Target Fund’s expense cap and will be borne by the Target Fund and indirectly borne by the Target Fund’s shareholders. Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Target Fund shareholders of approximately $0.13 per share. The repositioning may result in the Target Fund selling securities in greater volumes or in a shorter period of time than it normally would, which may impact the market price received in such sales.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Comparison of Investment Objectives, Principal Investment Strategies, and Fundamental and Non-Fundamental Investment Policies

The investment objectives and principal investment strategies of the Target Fund and the Acquiring Fund are set forth in the table below.

Each Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.

While the Target Fund and the Acquiring Fund have the same investment objective and generally similar principal investment strategies, there are certain key differences. Although both Funds primarily invest in small-capitalization companies that the Investment Adviser believes are undervalued, the Target Fund and the Acquiring Fund have different benchmark indexes and use different methods to identify value opportunities. The Target Fund may invest in real estate investment trusts without limit, while the Acquiring Fund is limited to investing 20% of its total assets in real estate investment trusts. The Target Fund may invest in derivatives, while the Acquiring Fund does not have a stated principal investment policy regarding derivatives. The Funds do not concentrate in any industry, but may focus on different industry sectors. See below for a more detailed comparison.

	Columbia Disciplined Small Core Fund	Columbia Small Cap Value Fund I
Investment Objective:	The Fund seeks long-term capital appreciation.(a)	The Fund seeks long-term capital appreciation.(a)

Principal Investment Strategy:	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in stocks of companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 2000® Index. The market capitalization range of the companies included within the index was $14.5 million to $9.1 billion as of November 30, 2019.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $31.8 million and $6.2 billion as of July 31, 2019), that the Fund’s investment manager believes are undervalued.

Diversification:	The Fund is diversified.	The Fund is diversified.

	Columbia Disciplined Small Core Fund	Columbia Small Cap Value Fund I
Market Capitalization of Holdings:	The Fund invests in stocks of companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 2000® Index. The market capitalization range of companies included within the index was $14.5 million to $9.1 billion as of November 30, 2019.	The Fund invests in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $31.8 million and $6.2 billion as of July 31, 2019).

Industry Concentration:	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.	The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector.

Foreign Investments:	The Fund may invest up to 20% of its total assets in foreign securities.	The Fund may invest up to 20% of its total assets in foreign securities.

Real Estate Investment Trusts:	The Fund may invest in real estate investment trusts.	The Fund may invest up to 20% of its total assets in real estate investment trusts.

Derivatives:	The Fund may invest in derivatives, such as futures (including equity futures and index futures) for cash equitization purposes.	—

(a)	The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board without shareholder approval.

Additional Information About the Funds’ Principal Investment Strategies

Target Fund. In pursuit of the Fund’s objective, the portfolio managers employ a process that applies fundamental investment concepts in a systematic framework seeking to identify and exploit mispriced stocks. The Fund benefits from collaboration between quantitative and fundamental research to create sector and industry-specific multi-factor stock selection models, which are utilized by the portfolio managers when constructing a diversified portfolio.

Columbia Threadneedle considers a variety of factors in identifying investment opportunities and constructing the Fund’s portfolio which may include, among others, the following:

•	Valuation factors, such as earnings and cash flow relative to market values;

•	Catalyst factors, such as relative stock price performance, business momentum, and short interest measures; and

•	Quality factors, such as quality of earnings and financial strength.

Columbia Threadneedle may sell a security when it believes other stocks in the Index or other investments are more attractive, if the security is believed to be overvalued relative to other potential investments, when the company no longer meets Columbia Threadneedle’s performance expectation, when the security is removed from the Index, or for other reasons.

Acquiring Fund. Columbia Threadneedle employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia Threadneedle considers, among other factors:

•	Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•

Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Threadneedle believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	A company’s current operating margins relative to its historic range and future potential; and/or

•

Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if Columbia Threadneedle believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.

Comparison of Fundamental Investment Restrictions

Each Fund has adopted certain fundamental and non-fundamental investment restrictions. The fundamental investment restrictions (i.e., those which may not be changed without shareholder approval) are listed below. Each Fund’s fundamental investment restrictions are substantially similar.

The fundamental investment restrictions cannot be changed without the consent of the holders of a majority of the outstanding shares of the applicable Fund. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

	Columbia Disciplined Small Core Fund	Columbia Small Cap Value Fund I
Buy or sell real estate:	The Fund may not purchase or sell real estate, except each Fund may: (a) purchase securities of issuers which deal or invest in real estate, (b) purchase securities which are secured by real estate or interests in real estate and (c) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	Same.

Buy or sell commodities:	The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (a) invest in securities of companies that purchase or sell commodities or which invest in such programs, (b) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (c) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	Same.

Issuer diversification:	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	Same.

Concentrate in any one industry:	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.

	Columbia Disciplined Small Core Fund	Columbia Small Cap Value Fund I
Act as an underwriter:	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	Same.

Lending:	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.

Borrow money:	The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.

Issue senior securities:	The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	Same.

The Acquiring Fund’s investment objectives, principal investment strategies, fundamental and non-fundamental investment policies and holdings may expose the Target Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Target Fund and the Acquiring Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The Acquiring Fund is subject to the principal risks described in “Section C — Additional Information Applicable to the Acquiring Funds” below. The Funds are subject to many of the same principal risks, but differ primarily given that the Target Fund, unlike the Acquiring Fund, is subject to principal risks associated with derivatives (including futures contracts), growth securities risk, and risk associated with its use of quantitative methods. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time.

The following table provides a comparison of the types of principal investment risks associated with an investment in each Fund:

Principal Investment Risks	Columbia Disciplined Small Core Fund	Columbia Small Cap Value Fund I
Active Management Risk	X	X
Counterparty Risk	X	—
Depositary Receipts Risk	X	—
Derivatives Risk	X	—
Derivatives Risk – Futures Contracts Risk	X	—
Foreign Securities Risk	X	X
Growth Securities Risk	X	—
Issuer Risk	X	X
Market Risk	X	X
Quantitative Model Risk	X	—
Real Estate-Related Investment Risk	X	X
Sector Risk	X	X
Value Securities Risk	X	X

Comparison of Management of the Funds

Columbia Threadneedle serves as investment manager for each Fund. Each Fund pays Columbia Threadneedle and both Funds obtain investment management services from Columbia Threadneedle according to the terms of the advisory agreements that are substantially similar, except for the fee rate. The effective management fee as of each Fund’s fiscal year end was 0.85% for the Target Fund and 0.86% for the Acquiring Fund. The Board of the Acquiring Fund has approved a new management fee schedule, contingent upon the completion of the Reorganization. The Acquiring Fund’s management fee schedule will apply following completion of the Reorganization. The table below shows the current contractual management fee schedule for each of the Funds and the new management fee schedule of the Acquiring Fund following the Reorganization.

Columbia Disciplined Small Core Fund		Columbia Small Cap Value Fund I
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee (Current)	Fee (Post-Reorganization)
$0-$500	0.850%	$0-$500	0.870%	0.850%
>$500-$1,000	0.800%	>$500-$1,000	0.820%	0.800%
>$1,000-$3,000	0.750%	>$1,000-$3,000	0.770%	0.750%
>$3,000-$12,000	0.740%	>$3,000-$12,000	0.760%	0.740%
>$12,000	0.730%	>$12,000	0.750%	0.730%

Each Fund is governed by the same Board, which is responsible for overseeing the Fund. For a listing of the members comprising the Funds’ Board, please refer to the Statement of Additional Information.

The Funds have different portfolio management teams. “Section C — Additional Information Applicable to the Acquiring Funds” below describes the employment history of the portfolio managers of the Acquiring Fund. The Statement of Additional Information of each Fund provides additional information about portfolio manager compensation, other accounts managed and ownership of each Fund’s shares.

Comparison of Performance

The following bar charts and tables show some of the risks of investing in the Funds. The bar charts show how each Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares each Fund’s returns (after applicable sales charges shown in the fees tables above) for the periods shown with a broad measure of market performance as well as another measure of performance for a market in which the Target Fund may invest.

The performance of share classes launched subsequent to the Target Fund’s Class Inst shares and the Acquiring Fund’s Class A shares shown in the tables below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Target Fund’s Class Inst shares and the Acquiring Fund’s Class A shares, respectively (without applicable sales charges and adjusted to reflect the class-related operating expenses of such share classes, if higher) for periods prior to its inception date. Share classes with expenses that are higher than Class Inst shares or Class A shares will have performance that is lower than Class Inst shares or Class A shares (without applicable sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), each share class of the same Fund would have substantially similar annual returns because all share classes of such Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns tables below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the tables and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the tables. In addition, the after-tax returns shown in the tables do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

Each Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Columbia Disciplined Small Core Fund

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.98% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -22.15% (quarter ended December 31, 2018).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Disciplined Small Core Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/01/1998
returns before taxes		13.89%	1.31%	7.30%
returns after taxes on distributions		13.69%	-4.36%	3.70%
returns after taxes on distributions and sale of Fund shares		8.36%	0.48%	5.57%
Class Adv returns before taxes	11/08/2012	20.88%	2.75%	8.19%
Class C returns before taxes	11/18/2002	18.74%	1.78%	7.15%
Class Inst returns before taxes	12/14/1992	20.99%	2.76%	8.20%
Class Inst2 returns before taxes	11/08/2012	21.13%	2.88%	8.30%
Class Inst3 returns before taxes	11/08/2012	21.19%	2.93%	8.34%
Class V returns before taxes	02/12/1993	13.56%	1.27%	7.26%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		25.52%	8.23%	11.83%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)		22.78%	9.56%	13.35%

Columbia Small Cap Value Fund I

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.61% (quarter ended December 31, 2010) and the lowest return for a calendar quarter was -21.53% (quarter ended September 30, 2011).

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2019)

Columbia Small Cap Value Fund I	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	07/25/1986
returns before taxes		14.00%	5.59%	9.00%
returns after taxes on distributions		12.98%	3.28%	6.79%
returns after taxes on distributions and sale of Fund shares		8.91%	4.07%	6.95%
Class Adv returns before taxes	11/08/2012	21.28%	7.12%	9.85%
Class C returns before taxes	01/15/1996	19.02%	6.04%	8.82%
Class Inst returns before taxes	07/31/1995	21.27%	7.12%	9.92%
Class Inst2 returns before taxes	11/08/2012	21.42%	7.27%	9.96%
Class Inst3 returns before taxes	07/15/2009	21.46%	7.32%	10.13%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		22.39%	6.99%	10.56%

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and its related companies – including the investment manager, the Distributor and Columbia Management Investments Services Corp. (the transfer agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. These potential conflicts of interest may be heightened with respect to broker-dealers owned by Ameriprise Financial and/or its affiliates. Ask your financial advisor or visit your financial intermediary’s website for more information.

SECTION B — ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The Board of each Fund has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this Combined Information Statement/Prospectus is a part, the following is a summary of certain terms of the Agreement:

•

Each Reorganization is expected to close on or about July 11, 2020, subject to receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Target Fund and the corresponding Acquiring Fund.

•

Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund and, in exchange, the corresponding Acquiring Fund will assume all the Target Fund’s obligations and liabilities and will issue Acquisition Shares to the Target Fund. The value of each Target Fund’s assets, as well as the number of Acquisition Shares to be issued to the Target Fund, will be determined in accordance with the Agreement. The Acquisition Shares will have an aggregate net asset value equal to the value of the assets received from the Target Fund, net of liabilities and costs of the Reorganization payable by the Target Fund. Immediately after the closing, the Target Fund will liquidate and distribute pro rata to its shareholders of record of each class of shares the Acquisition Shares of the corresponding class received by the Target Fund. As a result, shareholders of the Target Fund will become shareholders of the corresponding Acquiring Fund.

•	Shareholders will not incur any sales charges in connection with the issuance of Acquisition Shares in a Reorganization.

•

The value of the net assets of each Target Fund and of the Acquisition Shares of the corresponding Acquiring Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the closing date of the applicable Reorganization.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including, among others:

•

The Target Fund shall have declared and paid a dividend or dividends that, together with all previous dividends, shall have the effect of distributing all of the Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income and net realized capital gains, if any, to the shareholders of the Target Fund for all taxable periods ending on or before the closing date of the Reorganization (after reduction for any available capital loss carryforwards and excluding any net capital gains on which the Target Fund paid U.S. federal income tax).

•	The Target Fund and the corresponding Acquiring Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•

The Target Fund and the corresponding Acquiring Fund will have received a satisfactory opinion of tax counsel to the effect that, as described in more detail below in the section entitled “U.S. Federal Income Tax Status of the Reorganizations” and subject to the limitations set forth in that section, the shareholders of the Target Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Target Fund shares for the Acquisition Shares of the corresponding Acquiring Fund in connection with the Reorganization and the Target Fund will not recognize gain or loss as a direct result of the Reorganization.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated with respect to any Reorganization by mutual agreement of the Target Fund and the Acquiring Fund at any time prior to the closing thereof, or by either the Target Fund or the Acquiring Fund in the event of a material breach of the Agreement by the other Fund or a failure of any condition precedent to the terminating Fund’s obligations under the Agreement. In the event of a termination of a Reorganization, Columbia Threadneedle will bear all costs associated with that Reorganization.

U.S. Federal Income Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, each Target Fund and Acquiring Fund will receive an opinion from Vedder Price, P.C. substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for U.S. federal income tax purposes:

•

The transfer by the Target Fund of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, immediately followed by the pro rata, by class, distribution of all the Acquisition Shares so received by the Target Fund to the Target Fund’s shareholders of record in complete liquidation of the Target Fund and the termination of the Target Fund promptly thereafter, will constitute a “reorganization” within the meaning of section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of section 368(b) of the Code, with respect to the Reorganization.

•

No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

•

No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of the Acquisition Shares so received to the Target Fund’s shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

•	No gain or loss will be recognized by the Target Fund’s shareholders upon the exchange, pursuant to the Agreement, of all their shares of the Target Fund solely for Acquisition Shares.

•

The aggregate basis of the Acquisition Shares received by each Target Fund shareholder pursuant to the Agreement will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder.

•

The holding period of the Acquisition Shares received by each Target Fund shareholder in the Reorganization will include the period during which the shares of the Target Fund exchanged therefor were held by such shareholder, provided such Target Fund shares were held as capital assets at the effective time of the Reorganization.

•

The basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Target Fund immediately before the effective time of the Reorganization.

•	The holding period of the assets of the Target Fund received by the Acquiring Fund will include the period during which such assets were held by the Target Fund.

•

The Acquiring Fund will succeed to and take into account the items of the Target Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

No opinion will be expressed as to (a) the effect of a Reorganization on a Target Fund, an Acquiring Fund or any Target Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (b) any other federal tax issues (except those set forth above) and any state, local or foreign tax issues of any kind.

No private letter ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of a Reorganization. Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If a Reorganization were consummated but the IRS or the courts determine that the Reorganization did not qualify as a tax-free reorganization under the Code, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss for federal income tax purposes equal to the difference between its tax basis in its Target Fund shares and the fair market value of the Acquisition Shares it received. Shareholders of a Target Fund should consult their tax advisers regarding the effect, if any, of a Reorganization in light of their individual circumstances.

A portion of the portfolio assets of each Acquiring Fund and Target Fund is expected be sold prior to the Reorganization. The actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale and the holding period of such assets. Any capital gains recognized in these sales on a net basis, after reduction by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) and/or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Target Fund, and potentially will accelerate any distributions to shareholders from the Target Fund for its tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed income and capital gains resulting from portfolio turnover prior to the Reorganization.

More generally, prior to the closing of each Reorganization, the Target Fund will declare and pay a distribution to its shareholders, which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and realized net capital gains (after reduction for available capital loss carryforwards and excluding certain capital gain on which the Target Fund paid U.S. federal income tax), if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. Even if reinvested in additional shares of a Target Fund, which would be exchanged for shares of the corresponding Acquiring Fund in the Reorganization, such distributions will be taxable to shareholders for U.S. federal income tax purposes, and such distributions by the Target Fund will include any undistributed income and capital gains resulting from portfolio turnover prior to the Reorganization.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the Acquiring Fund after the Reorganization to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Target Fund’s capital loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the capital gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay U.S. federal income tax sooner, or pay more U.S. federal income tax, than they would have had the Reorganization not occurred.

In addition, shareholders of a Target Fund will in each case receive a proportionate share of any taxable income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by such Acquiring Fund. Furthermore, any gain an Acquiring Fund realizes after the Reorganization, including any built-in gain in the portfolio investments of the corresponding Target Fund (including any gains resulting from the repositioning, if any, of a Target Fund’s investment portfolio) or the Acquiring Fund that was unrealized at the time of the Reorganization, may result in taxable distributions to shareholders holding shares of the Acquiring Fund (including former shareholders of a Target Fund who hold shares of the Acquiring Fund following the Reorganization). As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of a Target Fund remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the Acquiring Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Target Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses will be available to reduce gains realized by the Acquiring Fund following the Reorganization, and consequently the extent to which the Acquiring Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

Reorganization 1. Columbia Global Strategic Equity Fund into Columbia Capital Allocation Aggressive Portfolio

As of September 30, 2019, Columbia Global Strategic Equity Fund had no net realized or unrealized losses, negligible year-to- date net realized gains, and net unrealized gains equal to about 11.8% of net assets. Columbia Capital Allocation Aggressive Portfolio had no net realized or unrealized losses, year-to-date net realized gains equal to about 2.8% of net assets, and net unrealized gains equal to about 7.1% of net assets. As of September 30, 2019, Columbia Global Strategic Equity Fund and Columbia Capital Allocation Aggressive Portfolio had no capital loss carryforwards.

If the Reorganization had occurred on September 30, 2019, it would have enabled the Target Fund to spread its proportionately larger net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax cost to Acquiring Fund shareholders and a potential tax benefit to Target Fund shareholders.

Reorganization 2. Columbia Select Global Growth Fund into Columbia Select Global Equity Fund

As of September 30, 2019, Columbia Select Global Growth Fund had no net realized or unrealized losses, year-to-date net realized gains equal to about 2.7% of net assets, and unrealized gains equal to about 26.1% of net assets. Columbia Select Global Equity Fund had no net realized or unrealized losses, negligible year-to-date net realized gains, and net unrealized gains equal to about 27.0% of net assets. As of September 30, 2019, Columbia Select Global Growth Fund and Columbia Select Global Equity Fund had no capital loss carryforwards.

If the Reorganization had occurred on September 30, 2019, it would have enabled each Fund to spread its net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund.

Reorganization 3. Columbia Small/Mid Cap Value Fund into Columbia Select Mid Cap Value Fund

As of September 30, 2019, Columbia Small/Mid Cap Value Fund had no net realized or unrealized losses, year-to-date net realized gains equal to about 0.7% of net assets, and unrealized gains equal to about 19.7% of net assets. Columbia Select Mid Cap Value Fund had no net realized or unrealized losses, year-to-date net realized gains equal to about 1.4% of net assets, and unrealized gains equal to about 14.9% of net assets. As of September 30, 2019, Columbia Small/Mid Cap Value Fund and Columbia Select Mid Cap Value Fund had no capital loss carryforwards. If the Reorganization had occurred on September 30, 2019, it would have enabled the Target Fund to spread its net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax cost to Acquiring Fund shareholders and a potential tax benefit to Target Fund shareholders.

Reorganization 4. Columbia Contrarian Europe Fund into Columbia Overseas Core Fund

As of September 30, 2019, Columbia Contrarian Europe Fund had year-to-date net realized losses equal to about 1.5% of net assets, and unrealized gains equal to about 4.3% of net assets. Columbia Overseas Core Fund had, net of year-to-date realized gains, negligible net realized losses and net unrealized losses equal to about 1.9% of net assets. As of September 30, 2019, Columbia Contrarian Europe Fund had capital loss carryforwards of $3,820,626, not subject to an annual limitation, and Columbia Overseas Core Fund had capital loss carryforwards of $351,389, not subject to an annual limitation.

If the Reorganization had occurred on September 30, 2019, it would have enabled the Target Fund to spread its net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax cost to Acquiring Fund shareholders and a potential tax benefit to Target Fund shareholders.

Reorganization 5. Columbia Disciplined Small Core Fund into Columbia Small Cap Value Fund I

As of September 30, 2019, Columbia Discipline Small Core Fund had year-to-date net realized losses equal to about 7.1% of net assets, and unrealized gains equal to about 3.1% of net assets. Columbia Small Cap Value Fund I had no net realized or unrealized losses, year-to-date net realized gains equal to about 0.7% of net assets, and net unrealized gains equal to about 21.6% of net assets. As of September 30, 2019, Columbia Disciplined Small Core Fund had capital loss carryforwards of $6,212,029, subject to an annual limitation of $1,546,116, and Columbia Small Cap Value Fund I had no capital loss carryforwards.

If the Reorganization had occurred on September 30, 2019, it would have enabled the Acquiring Fund to spread its proportionately larger net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax cost to Target Fund shareholders and a potential tax benefit to Acquiring Fund shareholders.

Capitalization of Target Funds and Acquiring Funds

The following table shows, on an unaudited basis, the capitalization for each Fund as of the date specified in footnote (1) to each table and on a pro forma combined basis for each merger, giving effect to the acquisition of the assets and liabilities of each Target Fund by its corresponding Acquiring Fund at net asset value as of such date. The pro forma combined net assets are determined by adding the net assets of the Target Fund(s) and the net assets of the corresponding Acquiring Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Target Fund(s) by the net asset value per share of the corresponding Acquiring Fund and adding the actual shares outstanding of the corresponding Acquiring Fund.

Table C-1. Actual and Pro Forma Capitalization of each Selling Fund and each Buying Fund

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Global Strategic Equity Fund
Class A	$560,843,469	$15.16	$36,983,979
Advisor Class	6,472,015	15.97	405,257
Class C	31,970,422	12.58	2,541,779
Institutional Class	29,115,180	15.68	1,856,546
Institutional 2 Class	2,023,327	16.00	126,438
Institutional 3 Class	2,090,196	15.79	132,373
Class R	383,108	14.85	25,795

Total	$632,897,717		$42,072,167

Columbia Capital Allocation Aggressive Portfolio (Current)
Class A	$623,971,315	$12.58	$49,593,400
Advisor Class	1,610,987	12.29	131,039
Class C	74,297,050	12.24	6,069,730
Institutional Class	11,920,267	12.52	951,936
Institutional 2 Class	5,079,111	12.29	413,354
Institutional 3 Class	10,622,767	12.28	865,195
Class R	2,927,156	12.47	234,783

Total	$730,428,653		$58,259,437

Columbia Capital Allocation Aggressive Portfolio (Pro Forma Combined)(1)(2)
Class A	$1,184,697,917	$12.58	$94,166,533
Advisor Class	8,081,684	12.29	657,541
Class C	106,260,598	12.24	8,681,164
Institutional Class	41,029,492	12.52	3,276,959
Institutional 2 Class	7,102,001	12.29	577,953
Institutional 3 Class	12,712,482	12.28	1,035,372
Class R	3,310,171	12.47	265,499

Total	$1,363,194,345		$108,661,021

(1)

Assumes the Reorganization was consummated on January 31, 2020 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Capital Allocation Aggressive Portfolio will be received by the shareholders of the Columbia Global Strategic Equity Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Columbia Capital Allocation Aggressive Portfolio that actually will be received on or after such date.

(2)

Adjustments reflect one time costs associated with preparing, filing, printing, and mailing of the Combined Information Statement/Prospectus, legal and other costs of the Reorganization of $128,026 and $4,000 to be borne by Columbia Global Strategic Equity Fund and Columbia Capital Allocation Aggressive Portfolio, respectively.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Select Global Growth Fund
Class A	$29,009,399	$16.09	$1,803,419
Class Adv	2,312,742	16.51	140,122
Class C	6,982,643	14.87	469,526
Class Inst	20,460,233	16.51	1,239,256
Class Inst2	497,813	16.56	30,054
Class Inst3	3,667,082	16.42	223,317
Class R	761,067	15.68	48,542

Total	$63,690,979		$3,954,236

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Select Global Equity Fund (Current)
Class A	$359,803,718	$14.34	$25,096,662
Class Adv	366,807	14.74	24,878
Class C	9,918,267	12.57	788,801
Class Inst	52,177,989	14.54	3,588,660
Class Inst2	3,016,945	14.61	206,455
Class Inst3	52,661,749	14.44	3,647,033
Class R	951,037	14.28	66,595

Total	$478,896,512		$33,419,084

Columbia Select Global Equity Fund (Pro Forma Combined)(1)(2)
Class A	$388,810,090	$14.34	$27,119,631
Class Adv	2,679,544	14.74	181,780
Class C	16,900,822	12.57	1,344,301
Class Inst	72,637,770	14.54	4,995,828
Class Inst2	3,514,733	14.61	240,528
Class Inst3	56,328,388	14.44	3,900,986
Class R	1,712,095	14.28	119,891

Total	$542,583,442		$37,902,945

(1)

Assumes the Reorganization was consummated on October 31, 2019 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Select Global Equity Fund will be received by the Columbia Select Global Growth Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Select Global Equity Fund that actually will be received on or after such date.

(2)

Adjustments reflect one time costs associated with preparing, filing, printing, and mailing of the Combined Information Statement/Prospectus, legal and other costs of the Reorganization of $49 and $4,000 to be borne by Columbia Select Global Growth Fund and Columbia Select Global Equity Fund, respectively.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Small/Mid Cap Value Fund
Class A	$435,801,675	$8.82	$49,438,040
Class Adv	27,905,815	8.85	3,152,032
Class C	6,486,488	7.75	836,483
Class Inst	66,632,519	9.09	7,326,623
Class Inst2	17,252,737	9.01	1,914,270
Class Inst3	78,629,540	8.86	8,875,887
Class R	3,740,799	8.60	435,023

Total	$636,449,573		$71,978,358

Columbia Select Mid Cap Value Fund (Current)
Class A	$545,138,020	$10.51	$51,871,124
Class Adv	22,673,345	10.93	2,073,567
Class C	16,223,530	9.45	1,716,484
Class Inst	668,504,627	10.55	63,374,254
Class Inst 2	70,364,600	10.94	6,432,655
Class Inst3	148,188,995	10.51	14,102,056
Class R	28,744,202	10.45	2,749,684

Total	$1,499,837,319		$142,319,824

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Select Mid Cap Value Fund (Pro Forma Combined)(1)(2)
Class A	$980,815,320	$10.51	$93,324,721
Class Adv	50,571,196	10.93	4,625,978
Class C	22,708,167	9.45	2,402,689
Class Inst	735,118,129	10.55	69,688,330
Class Inst2	87,612,413	10.94	8,009,238
Class Inst3	226,796,095	10.51	21,581,323
Class R	32,483,933	10.45	3,107,553

Total	$2,136,105,253		$202,739,832

(1)

Assumes the Reorganization was consummated on August 31, 2019 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Select Mid Cap Value Fund will be received by the shareholders of the Columbia Small/Mid Cap Value Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Select Mid Cap Value Fund that actually will be received on or after such date.

(2)

Adjustments reflect one time costs associated with preparing, filing, printing, and mailing of the Combined Information Statement/Prospectus, legal and other costs of the Reorganization of $181,639 and $0 to be borne by Columbia Small/Mid Cap Value Fund and Columbia Select Mid Cap Value Fund, respectively.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Contrarian Europe Fund
Class A	$55,813,278	$6.53	$8,553,289
Class Adv	4,609,090	6.50	709,381
Class C	6,369,528	6.35	1,003,815
Class Inst	19,882,488	6.50	3,059,323
Class Inst2	345,854	6.55	52,831
Class Inst3	170,398,540	6.37	26,747,397
Class R	—	—	—

Total	$257,418,778		$40,126,036

Columbia Overseas Core Fund (Current))
Class A	$165,566	$9.21	$17,984
Class Adv	19,355	9.22	2,100
Class C	41,182	9.18	4,485
Class Inst	120,538,861	9.22	13,072,794
Class Inst2	32,450	9.23	3,514
Class Inst3	127,712,905	9.24	13,826,369
Class R	69,752	9.20	7,583

Total	$248,580,071		$26,934,829

Columbia Overseas Core Fund (Pro Forma Combined)(1)(2)
Class A	$55,914,066	$9.21	$6,071,024
Class Adv	4,623,096	9.22	501,421
Class C	6,403,317	9.18	697,528
Class Inst	140,398,273	9.22	15,226,743
Class Inst2	377,903	9.23	40,941
Class Inst3	297,913,679	9.24	32,246,366
Class R	69,752	9.20	7,583

Total	$505,700,086		$54,791,606

(1)

Assumes the Reorganization was consummated on August 31, 2019 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Overseas Core Fund will be received by the shareholders of the Columbia Contrarian Europe Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Overseas Core Fund that actually will be received on or after such date.

(2)

Adjustments reflect one time costs associated with preparing, filing, printing, and mailing of the Combined Information Statement/Prospectus, legal and other costs of the Reorganization of $298,763 and $0 to be borne by Columbia Contrarian Europe Fund and Columbia Overseas Core Fund, respectively.

Fund	Net Assets	Net Asset Value Per Share	Shares Outstanding
Columbia Disciplined Small Core Fund
Class A	$28,901,267	$5.09	$5,676,177
Class Adv	1,036,035	6.17	167,932
Class C	2,674,052	1.79	1,492,235
Class Inst	13,173,491	5.98	2,203,252
Class Inst2	492,476	6.25	78,800
Class Inst3	280,458	6.35	44,175
Class V(1)	43,327,803	4.66	9,305,519

Total	$89,885,582		$18,968,090

Columbia Small Cap Value Fund I (Current)
Class A	$210,024,433	$34.26	$6,129,947
Class Adv	26,035,284	39.86	653,221
Class C	5,357,144	21.74	246,388
Class Inst	161,523,858	38.60	4,184,284
Class Inst2	44,561,490	39.91	1,116,493
Class Inst3	97,337,858	38.86	2,504,597
Class R	1,903,797	34.11	55,814

Total	$546,743,864		$14,890,744

Columbia Small Cap Value Fund I (Pro Forma Combined)(2)(3)
Class A	$238,892,937	$34.26	$6,972,622
Class Adv	27,070,010	39.86	679,185
Class C	8,028,268	21.74	369,257
Class Inst	217,962,922	38.60	5,646,467
Class Inst2	45,053,108	39.91	1,128,819
Class Inst3	97,617,301	38.86	2,511,806
Class R	1,903,797	34.11	55,814

Total	$636,528,343		$17,363,970

(1)	Holders of Class V shares of the Target Fund receive Class Inst shares of the Acquiring Fund.
(2)

Assumes the Reorganization was consummated on October 31, 2019 and is for information purposes only. No assurance can be given as to how many shares of the Columbia Small Cap Value Fund I will be received by the shareholders of the Columbia Disciplined Small Core Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Columbia Small Cap Value Fund I that actually will be received on or after such date.

(3)

Adjustments reflect one time costs associated with preparing, filing, printing, and mailing of the Combined Information Statement/Prospectus, legal and other costs of the Reorganization of $97,117 and $4,000 to be borne by Columbia Disciplined Small Core Fund and Columbia Small Cap Value Fund I, respectively.

Board Considerations

Each Reorganization was reviewed by the Board of the Target Fund involved therein, with the advice and assistance of Fund counsel and independent legal counsel to such Board. Columbia Global Strategic Equity Fund, Columbia Select Global Growth Fund, Columbia Small/Mid Cap Value Fund and Columbia Contrarian Europe Fund are overseen by one Board (the “Columbia Funds Board”); Columbia Disciplined Small Core Fund is overseen by a second Board (the “Columbia Atlantic Board”). Information on the members of the Columbia Funds Board and the Columbia Atlantic Board and their respective governance structures can be found in the Statement of Additional Information dated March 1, 2020, as supplemented to date, for each Target Fund overseen by the Columbia Funds Board and the Columbia Atlantic Board, respectively. At regular meetings of the Columbia Funds Board or a Committee thereof in December 2019 and February 2020 and of the Columbia Atlantic Board in December 2019 and February 2020, each Board considered the Reorganization of each Target Fund overseen by it, as proposed by Columbia Threadneedle. In connection with those Board or Committee meetings, Columbia Threadneedle and its affiliates provided background materials, analyses and other information to each Board regarding, among other things, the topics discussed below, including responses to specific requests by each Board, and responded to questions raised by each Board or Committee at those meetings.

After each Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, each Board, including the independent Board members thereof voting separately, unanimously approved the Reorganization of each Target Fund overseen by it. Prior to doing so, each Board, including the independent Board members thereof, unanimously determined that participation by each Target Fund overseen by it in its Reorganization was in the best interests of the Target Fund and that the interests of existing shareholders of the Target Fund would not be diluted as a result of the Reorganization.

The general factors considered by each Board in assessing and approving each applicable Reorganization included, among others, in no order of priority:

1. the Reorganization as part of Columbia Threadneedle’s overall commitment to streamline and to improve its fund offerings for the benefit of Fund shareholders;

2. the substantial similarities of the investment objectives and principal investment strategies of the Target Fund and the corresponding Acquiring Fund;

3. the operating expenses that shareholders of each class of shares of the Target Fund and Acquiring Fund are expected to experience as shareholders of the corresponding Acquiring Fund after the Reorganization relative to the operating expenses currently borne by such shareholders, including that such expenses are expected to decline as a result of the Reorganization (see the sections above entitled “Fees and Expenses” contained in the synopsis of each Reorganization in “Section A – Reorganizations”);

4. the current assets of the Target Fund and the corresponding Acquiring Fund, and the anticipated combined pro forma assets of the Acquiring Fund after the Reorganization and potential for economies of scale;

5. the historical performance of the Target Fund and the corresponding Acquiring Fund, recognizing that no assurances can be given that the Acquiring Fund will achieve any particular level of performance after the Reorganization;

6. the likelihood that the Target Fund would achieve and/or maintain sufficient size to ensure its continued economic viability absent the Reorganization, and the Acquiring Fund’s relative prospects for attracting additional assets after the Reorganization;

7. the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Acquiring Fund’s use of the Target Fund’s pre-Reorganization losses for U.S. federal income tax purposes after the Reorganization (see “U.S. Federal Income Tax Status of the Reorganizations” above);

8. the potential benefits of the Reorganization to Columbia Threadneedle and its affiliates;

9. that shareholders of the Target Fund will experience no material change in shareholder services as a result of the Reorganization and Columbia Threadneedle’s representation to this effect;

10. brokerage costs resulting from the Reorganization (e.g., the Target Fund’s and/or the Acquiring Fund’s turnover associated with and resulting from the sale of any securities the Acquiring Fund cannot, or does not wish to, acquire or hold for any extended period); and

11. that the direct costs associated with the Reorganization will be borne by the Target Fund only to the extent that Columbia Threadneedle anticipates a reduction in expenses to shareholders of the Target Fund in the first year following the Reorganization.

In their deliberations, the Boards did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. Each Board also evaluated the information available to it on a Target Fund-by-Target Fund basis, and made determinations separately in respect of each Target Fund it oversees. With respect to each of these factors, the applicable Board concluded, within the context of their overall conclusions, that such factor supported the approval of the Reorganizations. Certain of the factors considered by each Board are discussed in more detail below.

STREAMLINED PRODUCT LINE. Each Board considered that the Reorganizations are part of a larger effort intended, among other things, to streamline Columbia Threadneedle’s product offerings by reducing the number of funds in the Columbia Fund Complex so that management, distribution and other resources can be focused more effectively on a smaller group of Columbia Funds. Reducing the number of funds in the complex is intended to enhance the funds’ prospects for attracting additional assets by better differentiating the funds for potential shareholders (which may lead to a more concentrated selling effort).

CONTINUITY OF INVESTMENT. Each Board took into account the fact that each applicable Target Fund and its corresponding Acquiring Fund have substantially similar or identical investment objectives and substantially similar principal investment strategies. Specifically, the relevant Board noted the following with respect to each Reorganization:

Reorganization 1: Columbia Global Strategic Equity Fund into Columbia Capital Allocation Aggressive Portfolio.

Among other factors, the Columbia Funds Board considered that both the Target Fund and the Acquiring Fund have generally similar investment objectives and principal investment strategies as each Fund is a fund-of funds that invests primarily in Underlying Funds that provide exposure primarily to equity securities. The Board considered the differences in investments between the Acquiring Fund and the Target Fund, including differences in allocations to affiliated and unaffiliated Underlying Funds, as described in the Combined Information Statement/Prospectus among the factors considered in its recommendation to shareholders.

Reorganization 2: Columbia Select Global Growth Fund into Columbia Select Global Equity Fund.

Among other factors, the Columbia Funds Board considered that both the Target Fund and the Acquiring Fund have the same investment objective to seek long-term growth of capital. The Board noted that the Funds have substantially similar investment strategies as each Fund is normally substantially invested in equity securities of foreign and U.S. companies.

Reorganization 3: Columbia Small/Mid Cap Value Fund into Columbia Select Mid Cap Value Fund.

Among other factors, the Columbia Funds Board considered that both the Target Fund and the Acquiring Fund have the same investment objective to seek long-term growth of capital. The Board noted that the Funds have generally similar principal investment strategies as each Fund is substantially invested in equity securities of issuers that are not larger cap companies, though recognizing that the Target Fund is focused on both mid-cap and small-cap companies; whereas, the Acquiring Fund is focused on mid-cap companies.

Reorganization 4: Columbia Contrarian Europe Fund into Columbia Overseas Core Fund.

Among other factors, the Columbia Funds Board considered that both the Target Fund and the Acquiring Fund have similar investment objectives and generally similar principal investment strategies as each Fund primarily invests in equity securities of foreign companies. The Board noted that, like the Target Fund, the Acquiring Fund has material exposure to European issuers.

Reorganization 5: Columbia Disciplined Small Core Fund into Columbia Small Cap Value Fund I.

Among other factors, the Columbia Atlantic Board considered that both Funds have the same investment objective to seek long-term capital appreciation. The Board noted that the Funds have similar principal investment strategies as each Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies that Columbia Threadneedle believes are undervalued.

EXPENSE RATIO. Each Board took into account the fact that the total annual operating expense ratio of each applicable Target Fund (net of applicable waivers/reimbursements) is higher than the expected proforma expense ratio of the combined Fund following the Reorganization, thus enabling Target Fund shareholders to become shareholders of a slightly lower cost Fund. The Boards also noted that Columbia Threadneedle has agreed to reduce the management fee schedule of Columbia Select Global Equity Fund, Columbia Overseas Core Fund and Columbia Small Cap Value Fund I effective upon the closing of such Fund’s Reorganization.

INVESTMENT PERFORMANCE. Each Board considered the relative performance record of each Target Fund overseen by it and of each corresponding Acquiring Fund, noting, however, that past performance is no guarantee of future results. Specifically, the relevant Board noted the following with respect to each Reorganization:

Reorganization 1: Columbia Global Strategic Equity Fund into Columbia Capital Allocation Aggressive Portfolio.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending December 31, 2019, noting that although the Target Fund achieved higher absolute returns for various periods, the Acquiring Fund posted somewhat stronger peer rankings within its peer universe.

Reorganization 2: Columbia Select Global Growth Fund into Columbia Select Global Equity Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending December 31, 2019, during which the Acquiring Fund’s performance was stronger for the mid- and long-term periods, noting though that the Target Fund’s performance was slightly better for the one-year period.

Reorganization 3: Columbia Small/Mid Cap Value Fund into Columbia Select Mid Cap Value Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending December 31, 2019, during which the Acquiring Fund’s performance was stronger for all periods reviewed.

Reorganization 4: Columbia Contrarian Europe Fund into Columbia Overseas Core Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending December 31, 2019, noting that the Acquiring Fund had a relatively brief since inception period (since March 2018) posting top quartile performance; whereas, the Target Fund achieved relatively stronger one-year period performance, but achieved second quartile peer rankings for the three- and five-year periods.

Reorganization 5: Columbia Disciplined Small Core Fund into Columbia Small Cap Value Fund I.

Among other factors, the Columbia Atlantic Board considered the relative performance of the Funds for periods ending December 31, 2019, during which the Acquiring Fund’s performance was stronger than the Target Fund for all periods reviewed.

ECONOMIES OF SCALE. Each Board observed that, in addition to the potential to realize immediate economies associated with consolidating each Target Fund into a larger combined Fund, such as the elimination of duplicative costs, the combined Funds may be able to take advantage of other economies of scale associated with larger funds. For example, a larger fund may benefit from fee breakpoints more quickly, may have an enhanced ability to effect portfolio transactions on favorable terms and may have greater investment flexibility. Each Board also considered the potential benefits to Columbia Threadneedle resulting from the Reorganizations in the long-term, and whether those benefits would be shared with shareholders of the combined Fund. Each Board also considered Columbia Threadneedle’s belief that each combined Fund would be better positioned than each Target Fund is currently positioned to experience growth in assets from investor inflows. The Boards also noted the new fee breakpoints for Columbia Select Global Equity Fund, Columbia Overseas Core Fund and Columbia Small Cap Value Fund I effective upon the closing of such Fund’s Reorganization.

TAX CONSEQUENCES. Each Board examined the relative tax situations of the Target Funds and the corresponding Acquiring Funds. Each Board also considered the anticipated tax-free nature of the exchange of shares in the Reorganizations, and other expected U.S. federal income tax consequences of the Reorganizations (such as the resulting tax impact of each proposed Reorganization to the Target Funds’ shareholders, including the considerations concerning the effect of loss and loss carryforward positions of the affected Funds).

SECTION C — ADDITIONAL INFORMATION APPLICABLE TO THE ACQUIRING FUNDS

Below is information regarding the Acquiring Funds. All references to the Fund in this Section C refer to the Acquiring Funds, unless otherwise noted.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks applicable to each Fund are identified in the Synopsis for each Reorganization and the risks of the Acquiring Funds are described below.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Closed-End Investment Company Risk. Closed-end investment companies frequently trade at a discount to their NAV, which may affect whether the Fund will realize gain or loss upon its sale of the closed-end investment company’s shares. Closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events, including, for example, military confrontations, war and terrorism, occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.

Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Due to the expenses and costs of an underlying ETF being shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war and terrorism), occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

(Columbia Select Global Equity Fund; Columbia Overseas Core Fund) Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. The impact of any partial or complete dissolution of the EU on the United Kingdom (UK) and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.

(Columbia Overseas Core Fund) Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying funds. Columbia Threadneedle typically selects underlying funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated underlying funds) and will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund. Columbia Threadneedle has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all. The underlying funds may not achieve their investment objective. The Fund, through its investment in underlying funds, may not achieve its investment objective.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

Market Risk. The market values of securities or other investments that the Fund holds may fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

New Fund Risk. Investors in newly formed funds bear the risk that the fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

(Columbia Overseas Core Fund; Columbia Small Cap Value Fund I) Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

(Columbia Select Global Equity Fund) Health Care Sector. The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

(Columbia Select Global Equity Fund) Information Technology Sectors. The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that may be classified as illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Additional Risks Applicable to Columbia Capital Allocation Aggressive Portfolio

An investment in the Fund involves risks, including Fund-of-Funds Risk, as well as specific risks related to the Underlying Funds in which it invests that in the aggregate are principal risks to the Fund, including among others, those described below. Descriptions of these and other principal risks of investing in the Fund are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses and in the prospectus of the Fund, which are incorporated by reference into this Combined Information Statement/Prospectus. This Combined Information Statement/Prospectus is not an offer for any of the Underlying Funds.

Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund’s allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.

Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds that use Alternative Strategies, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money. Some Alternative Strategies may be considered speculative.

Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Unless otherwise provided in the Fund’s Principal Investment Strategies, investment grade debt instruments are those rated at or above BBB- by S&P Global Ratings, or equivalently rated by Moody’s Investors Service, Inc. or Fitch, Inc., or, if unrated, determined by the management team to be of comparable quality. Conversely, below investment grade (commonly called “high-yield” or “junk”) debt instruments are those rated below BBB- by S&P Global Ratings, or equivalently rated by Moody’s Investors Service, Inc. or Fitch, Inc., or, if unrated, determined by the management team to be of comparable quality. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower quality or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. Columbia Threadneedle has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated funds, and it has a conflict in selecting affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in another underlying fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if Columbia Threadneedle is unable to identify an appropriate alternate underlying fund(s) in a timely manner or at all.

High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when Columbia Threadneedle would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Underlying Funds. The Fund has exposure to the risks associated with many areas of the market through its investments, including through its investments in Underlying Funds. Certain Underlying Funds, due to their characteristics, may fit into more than one asset class category, and may be used by Columbia Threadneedle for those purposes. Columbia Threadneedle may add new or remove Underlying Funds without the approval of Fund shareholders. A description of the affiliated underlying funds’ investment objectives, principal investment strategies and principal risks associated with investment in these underlying funds is contained in the prospectus of the Fund. The prospectuses and statements of additional information for the Fund and affiliated underlying funds are incorporated by reference into this Combined Information Statement/Prospectus and are available free of charge at columbiathreadneedleus.com or by calling 800.345.6611.

Portfolio Managers

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in each Fund.

Columbia Capital Allocation Aggressive Portfolio

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager and Head of Multi Asset Strategy	Lead Portfolio Manager	2010
Dan Boncarosky, CFA	Portfolio Manager	Portfolio Manager	2017

Dr. Bahuguna joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.

Mr. Boncarosky joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.

Columbia Select Global Equity Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Portfolio Manager at Threadneedle	Portfolio Manager	2015
Pauline Grange	Portfolio Manager at Threadneedle	Deputy Portfolio Manager	2013

Mr. Dudding joined Threadneedle in 1999 as an analyst. Mr. Dudding began his investment career in 1999 and earned a Modern History degree and a European Politics Masters degree from Oxford University.

Ms. Grange joined Threadneedle in 2007 as a global equity fund manager. Ms. Grange heads the telecommunications and utilities sector research team and is the deputy head of the technology sector research team. Prior to joining Threadneedle, Ms. Grange was a fund manager at Investec Asset Management. Ms. Grange began her investment career in 2000 and earned a BSc (Hons) in Finance from the University of Cape Town.

Columbia Select Mid Cap Value Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2018
Jonas Patrikson, CFA	Senior Portfolio Manager	Portfolio Manager	2014

Ms. Montanus joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2003. Ms. Montanus began her investment career in 1992 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.

Mr. Patrikson joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.

Columbia Overseas Core Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio manager	2018

Mr. Copper joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.

Mr. Nomoto joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.

Columbia Small Cap Value Fund I

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeremy Javidi, CFA	Senior Portfolio Manager	Portfolio Manager	2005

Mr. Javidi joined one of the Columbia Threadneedle legacy firms or acquired business lines in 2000. Mr. Javidi began his investment career in 2000 and earned a B.A. from Tufts University.

Additional Investment Strategies and Policies

The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described in the Fund’s SAI. The Fund may choose not to invest in certain securities described in this Combined Information Statement/Prospectus and in the Fund’s SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiathreadneedleus.com.

Primary Service Providers

Each Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, Columbia Threadneedle, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this Combined Information Statement/Prospectus, the Fund’s SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between a Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.

Columbia Threadneedle, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (“Ameriprise Financial”). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to each Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.

The Investment Manager

Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser and administrator to the Columbia Funds. Subject to oversight by the Board, Columbia Threadneedle manages the day-to-day operations of each Fund, determining what securities and other investments each Fund should buy or sell and executing portfolio transactions. Columbia Threadneedle may use the research and other capabilities of its affiliates and third parties in managing each Fund’s investments. Columbia Threadneedle is also responsible for overseeing the administrative operations of each Fund, including the general supervision of each Fund’s operations, the coordination of each Fund’s other service providers and the provision of related clerical and administrative services. Although Columbia Threadneedle is responsible for the investment management of each Fund, for Columbia Select Global Equity Fund, Columbia Threadneedle has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to its affiliate Threadneedle, which determines what securities and other investments the Fund should buy and sell. The other Funds are managed directly by Columbia Threadneedle.

The SEC has issued an order that permits Columbia Threadneedle, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for a Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. Each Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. Columbia Threadneedle and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Threadneedle discloses to the Board the nature of any such material relationships. Except for Columbia Select Global Equity Fund, Columbia Threadneedle has not engaged any investment subadviser for the Funds.

Each Fund pays Columbia Threadneedle a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

A discussion regarding the basis for each Board’s approval of the renewal of each Fund’s management agreement is available in Columbia Capital Allocation Aggressive Portfolio’s Semiannual Report to Shareholders for the period ended July 31, 2019, Columbia Select Global Equity Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2019, Columbia Select Mid Cap Value Fund’s Semiannual Report to Shareholders for the period ended August 31, 2019, Columbia Overseas Core Fund’s Semiannual Report to Shareholders for the period ended August 31, 2019 and Columbia Small Cap Value Fund I’s Semiannual Report to Shareholders for the period ended October 31, 2019. For Columbia Select Global Equity Fund, Columbia Overseas Core Fund and Columbia Small Cap Value Fund I, a discussion regarding the basis for each Board’s approval of an amended management fee schedule will be available in each Fund’s first Annual or Semiannual Report to Shareholders following its Reorganization.

Columbia Threadneedle has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for Columbia Select Global Equity Fund. Columbia Threadneedle pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, Columbia Threadneedle may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with Threadneedle is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2019.

Subadviser

Threadneedle, which has served as Subadviser to Columbia Select Global Equity Fund since July 2004, is located at Cannon Place, 78 Cannon Street, London EC4N 6AG, United Kingdom. Threadneedle is an affiliate of Columbia Threadneedle, and an indirect wholly-owned subsidiary of Ameriprise Financial. Threadneedle was founded in 1994 and has experience managing investment strategies covering equities, fixed income, real estate, asset allocation and alternatives.

The Distributor

Shares of each Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Asset Manager Solutions, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.

Choosing a Share Class

General

The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services. A brief summary of such policies and procedures is provided below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts, as summarized below.

Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., c/o DST Asset Manager Solutions, Inc., 430 W 7th Street, Ste 219104, Kansas City, MO 64105-1407. The website references in this Combined Information Statement/Prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this Combined Information Statement/Prospectus.

Summary of Share Class Features

The following summarizes the primary features of Class A, Class C, Class Adv, Class C, Class Inst, Class Inst2, Class Inst3 and Class R shares.

Each share class has its own investment eligibility criteria, cost structure and other features. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of a Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Funds, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.

When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

No sales charges apply to shares issued in the Reorganizations. For subsequent purchases, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Such reductions and waivers are the same for all Funds and are set forth in each Fund’s prospectus.

Sales Charges and Commissions

Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees.

Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.

Class A Shares — Front-End Sales Charge

Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of a Fund directly from the Fund (through the Transfer Agent, rather than through a financial intermediary).

The front-end sales charge you will pay on Class A shares depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund). The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
Acquiring Funds	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge. If you purchased Class A shares of the Fund without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.

Class A Shares — Commissions

The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.

The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of a Fund that was purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):

Class A Shares — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*

Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**

The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.

Class C Shares — Front-End Sales Charge

You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

Class C Shares — Conversion to Class A Shares

Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted provided that the intermediary is able to track purchases to credit individual shareholders’ holding periods. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders’ holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.

Class C Shares — CDSC

You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. Class C shares of Columbia Government Money Market Fund are not subject to a CDSC. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares (except on purchases of Class C shares of Columbia Government Money Market Fund). A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund’s distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.

Reductions/Waivers of Sales Charges

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see the prospectus for the Funds.

Class A Shares Front-End Sales Charge Reductions

The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members’ ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.

The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see the Appendix to each Fund’s prospectus.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C, Class E, Class Inst or Class V shares of a Fund, or non-retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.

The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Fund.

Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.

Class A Shares Front-End Sales Charge Waivers

There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.

In addition, certain types of purchases of Class A shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; and (vii) purchases through certain employee benefit plans and certain qualified deferred compensation plans. For a more complete description of these eligible transactions, see Appendix S to the SAI.

The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see the Appendix to each Fund’s prospectus.

CDSC Waivers – Class A and Class C

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C shares); in connection with the Fund’s Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A or Class C shares, see Appendix S to the SAI.

The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, which are the same for all Funds, see each Fund’s prospectus .

Repurchases (Reinstatements)

As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.

Repurchases (Reinstatements)

Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C

Any CDSC paid upon redemption of your Class A or Class C shares of a Fund will not be reimbursed.

To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.

Restrictions and Changes in Terms and Conditions

Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix S of the SAI for more information about sales charge waivers.

Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35	%(a)
Class Adv	None	None	None
Class C	0.75%	0.25%	1.00%
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	— (b)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50	%(b)

(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Capital Allocation Aggressive Portfolio, Columbia Select Global Equity, Columbia Select Mid Cap Value Fund, Columbia Overseas Core Fund	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Small Cap Value Fund I	—	0.25%	0.25%

(b)

Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.

For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.

Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the synopsis of each Reorganization in “Section A — Reorganizations” of this Combined Information Statement/Prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this Combined Information Statement/Prospectus.

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund’s shares based on the total value of all of the securities and other assets that it holds as of a specified time.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued primarily using a market-based price obtained from a pricing service, if available. Investments in other open-end funds are valued at their published NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board.

If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of a portfolio security based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high-yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund’s applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (i.e., accounts established directly with the Fund), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

Excessive Trading Practices Policy

Right to Reject or Restrict Share Transaction Orders— The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future purchase orders, including exchange purchase orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund’s Excessive Trading Policies and Procedures.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.

Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.

Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.

Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this Combined Information Statement/Prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.

The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Direct-At-Fund Accounts (Accounts Established Directly with the Fund)

You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares or you or your financial intermediary may establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts).

To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Written Transactions – Direct-at-Fund Accounts

If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.

Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions – Direct-at-Fund Accounts

For Class A, Class C, Class Inst, Class Inst3 and Class R shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions – Direct-at-Fund Accounts

For Class A, Class C, Class Inst, Class Inst3 and Class R shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.

Wire Transactions – Direct-at-Fund Accounts

If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3 and Class R shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.

Electronic Funds Transfer via ACH – Direct-at-Fund Accounts

If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3 and Class R shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.

Buying Shares – Eligible Investors

Class A Shares and Class C Shares

Class A shares and Class C Shares are available to the general public for investment.

Class Adv Shares

Class Adv shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Adv eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, and (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform.

Class Inst Shares

Class Inst shares are available only to the categories of eligible investors described below under Class Inst Shares Minimum Initial Investments. Financial intermediaries that clear Fund share transactions through designated financial intermediaries and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Inst shares and omnibus retirement plans are not permitted to establish new Class Inst accounts, subject to certain exceptions described below.

Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Inst account with the Fund as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account after such date (each, a grandfathered plan), may generally continue to make additional purchases of Class Inst shares, open new Class Inst accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Inst accounts in a Fund if the affiliated plan opened a Class Inst account on or before March 28, 2013. If an omnibus retirement plan invested in Class Inst shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Inst shares, but such a plan may establish new accounts in a different share class for which the plan is eligible.

Accounts of financial intermediaries (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Inst shares will not be permitted to establish new Class Inst accounts or make additional purchases of Class Inst shares (other than through reinvestment of distributions). Any such account may, at its holder’s option, exchange Class Inst shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.

Class Inst2 Shares

Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; and (iii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution

Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.

Class Inst3 Shares

Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (vii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.

Please note that Class Inst3 shares that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.

Class R Shares

Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Additional Eligible Investors

In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this Combined Information Statement/Prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.

Minimum Initial Investments

The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account. The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Minimum Initial Investments

	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100
Individual Retirement Accounts for all classes except those listed below	$1,000	$100
Group retirement plans	None	N/A
Class Adv and Class Inst	$0, $1,000 or $2,000(b)	$100(b)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(c)	$100(c)

(a)

If your Class A, Class Adv, Class C, Class Inst or Class Inst3 shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.

(b)

The minimum initial investment in Class Adv shares is $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customers, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform; for all other eligible Class Adv share investors (see Buying Shares – Eligible Investors – Class Adv Shares above), there is no minimum initial investment. The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.

(c)

There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.

Additional Information about Minimum Initial Investments

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.

Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Class Inst Shares Minimum Initial Investments

There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:

•	Any health savings account sponsored by a third party platform.

•

Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.

The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:

•

Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.

•

Any current employee of Columbia Management Investment Advisers LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.

The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:

•

Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.

•

Any current employee of Columbia Management Investment Advisers LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Bank trust departments that assess their clients an asset-based fee.

•	Certain other investors as set forth in more detail in the Fund’s SAI.

Systematic Investment Plan

The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, the Systematic Investment Plan is confirmed on your quarterly account statement.

Dividend Diversification

Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.

Selling Shares

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class Adv, Class C, Class Inst, Class Inst2, or Class Inst3 share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.

You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Satisfying Fund Redemption Requests

When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.

The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the Fund’s SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.

In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if Columbia Threadneedle determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.

While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date. Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed upon redemption date than on an earlier date on which the investment could have been redeemed for cash.

Redemption of Newly Purchased Shares

You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.

Exchanging Shares

You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.

You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.

Systematic Exchanges

You may buy Class A, Class C, Class Inst and Class Inst3 shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.

Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.

Same-Fund Exchange Privilege

Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A and Class C shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in the Appendix to each Fund’s prospectus.

Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) by shareholders moving from a commissionable brokerage account to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.

Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.

Distributions to Shareholders

Each Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. Each Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, Columbia Capital Allocation Aggressive and Columbia Select Global Equity Fund will declare and pay distributions of net investment income annually, Columbia Overseas Core Fund and Columbia Small Cap Value Fund I will declare and pay distributions of net investment income semi-annually, and Columbia Select Mid Cap Value Fund will declare and pay distributions quarterly. Each Fund may declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

APPENDIX A — OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Acquiring Funds and the Target Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
A-1	Ownership of Target Fund and Acquiring Fund Shares
A-2	Financial highlights of each Acquiring Fund

Table A-1. Ownership of Target Fund and Acquiring Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of March 25, 2020 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percent of shares held	Percent of shares held following the Reorganization
Columbia Contrarian Europe Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	69.88%	34.98%
Columbia Global Strategic Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	58.38%	26.54%
Columbia Select Global Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	60.60%	6.35%
Columbia Small/Mid Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	66.23%	19.62%
Columbia Capital Allocation Aggressive Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	87.09%	47.15%
Columbia Overseas Core Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	92.41%	44.87%
Columbia Select Global Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	66.25%	58.75%

As of March 25, 2020, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund, except as set forth in the table below:

Fund	Share Class	Percent of shares held
Columbia Contrarian Europe Fund	Class Inst2	49.67%
Columbia Select Global Growth Fund	Class Inst	1.01%
Columbia Small/Mid Cap Value Fund	Class Inst2	7.03%

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of March 25, 2020.

Current Ownership of Fund Shares

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
Columbia Contrarian Europe Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	79.96% 48.12% 38.28%	78.52% 47.44% 7.91%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	89.55%	78.00%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	11.19%	6.52%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	30.83%	17.97%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	6.22%	3.62%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	23.49%	13.69%

	JPMCB NA CUST FOR COLUMBIA GLOBAL STRATEGIC EQUITY PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	27.21%	15.86%

	JPMCB NA CUST FOR SOUTH CAROLINA 529 PLAN COLUMBIA 529 70% EQUITY PORTFOLIO 4 CHASE METROTECH CTR 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	49.58%	10.24%

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class C	8.73%	8.60%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	Class C	5.62%	5.54%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Adv	23.18%	10.65%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class Inst2	75.28% 7.67%	34.59% 6.68%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	UBS WM USA SPEC CDY A/C EXCL BEN CUST 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.44%	5.36%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	21.54%	21.23%

Columbia Disciplined Small Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	23.11% 14.70% 19.11%	2.73% 4.79% 1.37%

	ASCENSUS TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class Adv Class Inst2 Class Inst3	35.04% 33.09% 31.56%	1.33% 0.30% 0.07%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst	11.28%	0.81%

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Adv	35.58%	1.35%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	57.99%	0.12%

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	21.61%	7.04%

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class C Class Inst Class V	10.95% 19.63% 6.99% 26.06%	1.29% 6.40% 0.50% 5.69% (Class Inst)

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class Adv Class Inst Class Inst2 Class Inst3 Class V	13.75% 16.14% 11.54% 20.85% 5.15% 5.22%	1.62% 0.61% 0.83% 0.19% 0.01% 1.14% (Class Inst)

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class A Class Adv Class Inst2	8.49% 8.78% 30.79%	1.00% 0.33% 0.28%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class Inst2	10.16%	0.09%

	UBS WM USA SPEC CDY A/C EXCL BEN CUST 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	8.14%	0.58%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class C	5.63% 17.47%	0.66% 5.69%

Columbia Global Strategic Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	61.48% 56.60% 18.85%	28.62% 16.43% 13.34%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	30.63%	7.16%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	96.43%	15.09%

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class A Class Adv Class C Class Inst	19.56% 52.80% 9.34% 40.73%	9.11% 40.50% 2.71% 28.84%

	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	6.73%	1.12%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Adv Class Inst2	12.98% 6.14%	9.95% 1.44%

	PENCHECKS TRUST COMPANY OF AMERICA PITTS AUTOMOTIVE GROUP NICHOLAS P CAMAROTA 324 STATHAMS WAY WARNER ROBINS GA 31088-7563	Class R	21.12%	3.51%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class Inst2 Class R	9.81% 33.98% 29.03%	7.52% 7.94% 4.83%

	RELIANCE TRUST CO CUST 1100 ABERNATHY RD ATLANTA GA 30328-5620	Class Adv	20.04%	15.37%

	SEI PRIVATE TRUST CO C/O JOHNSON TRUST COMPANY ATTN MUTUAL FUNDS ADMIN 1 FREEDOM VALLEY DR OAKS PA 19456-9989	Class Inst2	18.82%	4.40%

	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	34.44%	5.72%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class Inst2	7.07%	1.65%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	UBS WM USA SPEC CDY A/C EXCL BEN CUST 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class Inst	9.51%	6.73%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Inst	5.73% 5.47%	1.66% 3.87%

Columbia Select Global Growth Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	63.46% 57.24% 78.05%	4.45% 22.27% 16.01%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	97.78%	5.62%

	FIIOC FBO 100 MAGELLAN WAY (KW1C) COVINGTON KY 41015-1987	Class R	13.94%	2.34%

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst	11.63%	2.39%

	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	61.86%	10.38%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class Adv Class Inst2 Class R	6.00% 15.27% 53.71% 16.40%	0.42% 6.58% 10.16% 2.75%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class C	84.25% 7.85%	36.32% 3.05%

	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	7.91%	3.08%

	TD AMERITRADE TRUST COMPANY ATTN HOUSE PO BOX 17748 DENVER CO 80217-0748	Class Inst2	35.76%	6.77%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class C	6.73% 5.91%	0.47% 2.30%

Columbia Small/Mid Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	85.43% 56.59% 81.28%	37.79% 16.35% 6.90%

	ASCENSUS TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class R	6.85%	0.78%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTENTION MUTUAL FUND 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	19.89%	3.93%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	98.05%	35.75%

	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class Adv Class R	9.20% 39.32%	4.93% 4.49%

	ING LIFE INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR CT 06095-4773	Class Adv Class R	14.05% 5.05%	7.52% 0.58%

	JOHN HANCOCK TRUST COMPANY LLC 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	Class Adv	5.73%	3.07%

	MASSACHUSETTS MUTUAL INSURANCE COM 1295 STATE STREET MIP SPRINGFIELD MA 01111-0001	Class Adv	6.55%	3.51%

	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	Class Inst2 Class R	28.26% 12.34%	1.41% 5.58%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Adv Class Inst2	20.22% 23.76%	10.82% 4.69%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C	6.20%	1.79%

	RELIANCE TRUST CO CUST 1100 ABERNATHY RD ATLANTA GA 30328-5620	Class R	13.05%	1.49%

	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class Adv	8.13%	4.35%

	VENERABLE INSURANCE & ANNUITY CO 1475 DUNWOODY DR WEST CHESTER PA 19380-1478	Class Adv Class Inst2 Class R	12.08% 22.61% 5.16%	6.47% 4.47% 0.59%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C Class Inst	10.60% 6.95%	3.06% 0.59%

Columbia Capital Allocation Aggressive Portfolio	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	90.92% 83.67% 54.67%	48.31% 59.58% 15.18%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	ASCENSUS TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class R	7.55%	6.59%

	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class R	14.57%	12.72%

	FIIOC FBO 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Inst3	9.53%	7.97%

	GREAT WEST TRUST CO TRST FBO EMPLOYEE BENEFITS CLIENTS 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class Adv Class Inst2	7.43% 25.88%	1.51% 19.30%

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	8.92%	2.48%

	MATRIX TRUST COMPANY CUST. FBO 717 17TH ST STE 1300 DENVER CO 80202-3304	Class Inst2 Class R	13.49% 16.14%	10.06% 14.09%

	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class Inst3 Class R	72.70% 14.88%	60.81% 12.99%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Adv Class Inst2 Class Inst3	71.81% 31.42% 15.13%	14.58% 23.42% 12.65%

	PAI TRUST COMPANY, INC. 1300 ENTERPRISE DR DE PERE WI 54115-4934	Class R	40.72%	35.55%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class Inst2	17.64% 7.15%	3.58% 5.33%

	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C Class Inst	7.73% 17.30%	5.50% 4.80%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class Inst2	19.22%	14.33%

Columbia Overseas Core Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	76.28% 58.64% 11.09%	1.04% 0.80% 8.81%

	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	Class Adv Class C Class Inst2 Class R	100.00% 26.49% 36.79% 100.00%	0.18% 0.36% 4.76% 100.00%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	JPMCB NA AS CUSTODIAN FOR THE SC529 PLAN COLUMBIA MODERATELY CONSERVATIVE 529 PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst	88.87%	70.57%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	17.79%	7.42%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE AGGRESSIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	45.17%	18.84%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE CONSERVATIVE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	8.94%	3.73%

	JPMCB NA CUST FOR COLUMBIA CAPITAL ALLOCATION MODERATE PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	25.06%	10.45%

	MICHAEL S CUMMINGS & KELLY L CUMMINGS TTEES MICHAEL AND KELLY CUMMINGS FAMILY TRUST U/A 03/01/2018 2280 IVY ST STE 170 CHICO CA 95928-8001	Class A	19.06%	0.26%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class C Class Inst2	14.87% 63.21%	0.20% 8.18%

Columbia Select Global Equity Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	75.50% 61.29% 74.28%	70.16% 37.53% 55.34%

	ASCENSUS TRUST COMPANY FBO PO BOX 10758 FARGO ND 58106-0758	Class R	14.44%	12.87%

	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Inst2	26.28%	21.33%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class Inst3	6.55%	6.13%

	JPMCB NA CUST FOR COLUMBIA GLOBAL STRATEGIC EQUITY PORTFOLIO 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	92.60%	86.64%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class Inst	16.38%	12.20%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Adv Class Inst2	10.16% 32.67%	5.66% 26.52%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class Inst2	89.27% 25.60%	49.77% 20.78%

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL BRITZ INC 401(K) PLAN 3265 W FIGARDEN DR FRESNO CA 93711-3912	Class R	54.60%	48.68%

	RAYMOND JAMES FBO OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM ATTN: COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	Class C	8.70%	5.33%

	STATE STREET CORPORATION FBO ADP ACCESS 1 LINCOLN ST BOSTON MA 02111-2901	Class R	17.86%	15.92%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class Inst2	13.21%	10.72%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	10.19%	6.24%

Columbia Select Mid Cap Value Fund	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C	9.72% 21.26%	5.39% 14.99%

	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class Adv Class Inst Class Inst2	14.62% 10.84% 15.97%	6.73% 9.89% 12.72%

	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	Class Adv	11.45%	5.27%

	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3710	Class A Class Inst3	6.36% 23.61%	3.53% 14.95%

	FIIOC FBO 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1987	Class Adv	6.31%	2.90%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	GREAT WEST LIFE & ANNUITY FUTURE FD C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	17.34%	15.57%

	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	Class R	26.28%	23.60%

	ING FUND OPERATIONS TTEE FBO ING LIFE INSURANCE & ANNUITY CO 1 ORANGE WAY WINDSOR CT 06095-4773	Class Inst Class Inst3	11.92% 11.50%	10.88% 7.28%

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	8.12%	5.72%

	MATRIX TRUST COMPANY CUST. FBO 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	7.58%	6.81%

	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class Adv Class C Class Inst3	7.03% 5.80% 6.86% 21.10%	3.90% 2.67% 4.84% 13.36%

	MID ATLANTIC TRUST COMPANY FBO 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	Class R	5.27%	4.73%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class Adv Class Inst Class Inst2 Class Inst3	15.12% 5.78% 43.73% 13.56%	6.95% 5.27% 34.84% 8.59%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class C	12.49% 10.07%	5.74% 7.09%

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL NEW YORK CITY 160 WATER STREET ROOM 620 NEW YORK NY 10038-4922	Class Inst	5.15%	4.70%

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL ISMIE MUTUAL INSURANCE COMPANY 20 N MICHIGAN AVE STE 700 CHICAGO IL 60602-4822	Class Adv	7.03%	3.23%

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL TISHMAN SPEYER PROPERTIES, LP 11 WEST 42ND STREET 2ND FLOOR NEW YORK NY 10036-8008	Class Adv	8.09%	3.72%

	RBC CAPITAL MARKETS, LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	Class C	6.34%	3.02%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	RELIANCE TRUST COMPANY FBO MASSMUTUAL REGISTERED PRODUCT PO BOX 28004 ATLANTA GA 30358-0004	Class Adv Class Inst2 Class R	6.56% 9.90% 14.33%	6.56% 7.89% 12.87%

	STATE OF RHODE ISLAND & PROVIDENCE PLANTATIONS TREASURY DEPARTMENT UNCLAIMED PROPERTY DIVISION PO BOX 1435 PROVIDENCE RI 02901-1435	Class A	8.95%	4.96%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	Class C	7.59%	5.35%

	UBS WM USA SPEC CDY A/C EXCL BEN CUST 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	Class C	5.72%	4.03%

	VRSCO FBO AIGFSB CUST TTEE FBO BOARD OF ED OF BALTIMORE CNTY 2727A ALLEN PKWY # 4-D1 HOUSTON TX 77019-2107	Class Inst2	12.30%	9.80%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	12.06%	8.50%

Columbia Small Cap Value Fund I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	Class A Class C Class Inst	13.64% 27.11% 10.19%	12.01% 17.68% 9.44%

	CAPITAL BANK & TRUST CO FBO C/O FASCORE 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	40.88%	40.92%

	CHARLES SCHWAB & CO INC CUST A/C FOR THE EXCLUSIVE BENEFIT ATTENTION MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	Class A Class Inst2	7.00% 33.56%	6.16% 33.83%

	JPMCB NA CUST FOR COLUMBIA INCOME BUILDER FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class Inst3	48.69%	55.67%

	LINCOLN RETIREMENT SERVICES CO FBO MORELAND MED CTR PARTNERSHIP PO BOX 7876 FORT WAYNE IN 46801-7876	Class Inst	5.28%	4.89%

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	Class C	10.06%	6.56%

	MATRIX TRUST COMPANY AS AGENT FOR NEWPORT TRUST COMPANY AMERICAN MARITIME OFFICERS DEFINED 35 IRON POINT CIR STE 300 FOLSOM CA 95630-8589	Class Inst3	11.32%	12.94%

Fund	5% Owners	Share Class	Percent of shares held	Percent of shares held following the Reorganization
	MATRIX TRUST COMPANY CUST. FBO 717 17TH ST STE 1300 DENVER CO 80202-3304	Class R	14.43%	14.44%

	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	Class A Class Adv Class C Class Inst Class Inst3	6.58% 22.97% 10.77% 38.80% 15.40%	5.80% 22.23% 7.02% 35.97% 17.61%

	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENE OF ITS CUST 1 NEW YORK PLZ FL 12 NEW YORK NY 10004-1901	Class C	8.62%	5.62%

	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY STREET 1WFC NEW YORK NY 10281-1003	Class A Class Adv Class Inst2	8.47% 9.10% 42.94%	7.46% 8.80% 43.29%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0002	Class Adv Class R	12.49% 6.93%	12.08% 6.93%

	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST PL ELDORADO RESORTS, INC. 100 W LIBERTY ST STE 1150 RENO NV 89501-1960	Class Adv	36.87%	35.67%

	RELIANCE TRUST COMPANY FBO MASSMUTUAL REGISTERED PRODUCT PO BOX 28004 ATLANTA GA 30358-0004	Class Adv	10.83%	10.47%

	SHAPIRO BUCHMAN PROVINE BROTHERS TT BUCHMAN PROVINE BROS AND SMITH LLP C/O FASCORE LLC 8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	Class R	10.17%	10.18%

	TIAA FSB CUST/TTEE FBO RETIREMENT PLANS FOR WHICH TIAA ACTS AS RECORDKEEPER ATTN TRUST OPERATIONS 211 N BROADWAY STE 1000 SAINT LOUIS MO 63102-2748	Class Inst Class Inst2	20.12% 12.34%	18.65% 12.44%

	WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A Class C	5.12% 11.32%	4.51% 7.38%

Table A-2. Financial Highlights

The financial highlights tables below are designed to help you understand how each Acquiring Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Acquiring Fund share. The total return line indicates how much an investment in the Acquiring Fund would have earned each period assuming any dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any.

The information shown below for each Acquiring Fund has been audited by PricewaterhouseCoopers LLP, except the information shown for the six-month period ended August 31, 2019 for Columbia Select Mid Cap Value Fund and Columbia Overseas Core Fund, and October 31, 2019 for Columbia Small Cap Value Fund I, which is unaudited. The auditor is an independent registered public accounting firm, whose reports, along with the Acquiring Funds’ financial statements, are included in the Acquiring Funds’ annual report to shareholders. The independent registered public accounting firms’ reports and the Acquiring Funds’ financial statements are also incorporated by reference into the Reorganization SAI. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return line indicates how much an investment of an Acquiring Fund would have earned or lost each period assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods less than one year.

Financial Highlights – Columbia Capital Allocation Aggressive Portfolio

The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Year Ended 1/31/2016	$12.54	0.15	(0.57)	(0.42)	(0.19)	(0.85)	(1.04)
Advisor Class
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.34	0.24	(0.61)	(0.37)	(0.23)	(0.85)	(1.08)
Class C
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Year Ended 1/31/2016	$12.32	0.06	(0.55)	(0.49)	(0.11)	(0.85)	(0.96)
Institutional Class
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.49	0.19	(0.58)	(0.39)	(0.22)	(0.85)	(1.07)
Institutional 2 Class
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Year Ended 1/31/2016	$12.33	0.31	(0.68)	(0.37)	(0.23)	(0.85)	(1.08)
Institutional 3 Class
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
Year Ended 1/31/2016	$12.32	0.08	(0.44)	(0.36)	(0.24)	(0.85)	(1.09)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47	%(c)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47	%(c)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49	%(c)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50	%(c)	1.06%	12%	$582,182
Year Ended 1/31/2016	$11.08	(3.92%)	0.51%	0.51	%(c)	1.18%	12%	$549,678
Advisor Class
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22	%(c)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22	%(c)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23	%(c)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25	%(c)	1.27%	12%	$1,242
Year Ended 1/31/2016	$10.89	(3.65%)	0.26%	0.26	%(c)	1.97%	12%	$779
Class C
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22	%(c)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22	%(c)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24	%(c)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25	%(c)	0.33%	12%	$75,648
Year Ended 1/31/2016	$10.87	(4.60%)	1.25%	1.25	%(c)	0.46%	12%	$66,938
Institutional Class
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22	%(c)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22	%(c)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23	%(c)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25	%(c)	1.39%	12%	$3,329
Year Ended 1/31/2016	$11.03	(3.69%)	0.26%	0.26	%(c)	1.55%	12%	$1,809
Institutional 2 Class
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%		1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%		1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%		1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%		1.49%	12%	$1,638
Year Ended 1/31/2016	$10.88	(3.58%)	0.18%	0.18%		2.61%	12%	$1,041
Institutional 3 Class
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%		1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%		1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%		1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%		1.66%	12%	$2,111
Year Ended 1/31/2016	$10.87	(3.54%)	0.15%	0.15%		0.69%	12%	$214

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)
Year Ended 1/31/2016	$12.46	0.12	(0.56)	(0.44)	(0.16)	(0.85)	(1.01)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72	%(c)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72	%(c)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73	%(c)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75	%(c)	1.22%	12%	$2,099
Year Ended 1/31/2016	$11.01	(4.09%)	0.76%	0.76	%(c)	0.97%	12%	$1,029

Financial Highlights – Columbia Select Global Equity Fund

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 10/31/2019	$13.04	(0.03)		2.61		2.58	—	(1.28)	(1.28)
Year Ended 10/31/2018	$12.65	(0.02)		0.46		0.44	—	(0.05)	(0.05)
Year Ended 10/31/2017	$10.12	(0.00	)(d)	2.53		2.53	—	—	—
Year Ended 10/31/2016	$9.97	0.00	(d)	0.15		0.15	—	—	—
Year Ended 10/31/2015	$9.80	0.00	(d)	0.20		0.20	(0.03)	—	(0.03)
Advisor Class
Year Ended 10/31/2019	$13.38	0.00	(d)	2.67		2.67	—	(1.31)	(1.31)
Year Ended 10/31/2018(g)	$13.39	0.01		(0.02	)(h)	(0.01)	—	—	—
Class C
Year Ended 10/31/2019	$11.58	(0.11)		2.28		2.17	—	(1.18)	(1.18)
Year Ended 10/31/2018	$11.32	(0.10)		0.41		0.31	—	(0.05)	(0.05)
Year Ended 10/31/2017	$9.12	(0.08)		2.28		2.20	—	—	—
Year Ended 10/31/2016	$9.06	(0.07)		0.13		0.06	—	—	—
Year Ended 10/31/2015	$8.94	(0.07)		0.19		0.12	—	—	—
Institutional Class
Year Ended 10/31/2019	$13.22	0.00	(d)	2.63		2.63	—	(1.31)	(1.31)
Year Ended 10/31/2018	$12.81	0.01		0.48		0.49	(0.03)	(0.05)	(0.08)
Year Ended 10/31/2017	$10.22	0.04		2.55		2.59	—	—	—
Year Ended 10/31/2016	$10.05	0.02		0.15		0.17	—	—	—
Year Ended 10/31/2015	$9.87	0.02		0.21		0.23	(0.05)	—	(0.05)
Institutional 2 Class
Year Ended 10/31/2019	$13.28	0.01		2.64		2.65	—	(1.32)	(1.32)
Year Ended 10/31/2018	$12.87	0.02		0.48		0.50	(0.04)	(0.05)	(0.09)
Year Ended 10/31/2017	$10.26	0.02		2.59		2.61	—	—	—
Year Ended 10/31/2016	$10.07	0.04		0.15		0.19	—	—	—
Year Ended 10/31/2015	$9.90	0.04		0.20		0.24	(0.07)	—	(0.07)
Institutional 3 Class
Year Ended 10/31/2019	$13.14	0.02		2.61		2.63	—	(1.33)	(1.33)
Year Ended 10/31/2018	$12.74	0.03		0.47		0.50	(0.05)	(0.05)	(0.10)
Year Ended 10/31/2017(j)	$10.85	0.03		1.86		1.89	—	—	—

	Proceeds from regulatory settlements		Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 10/31/2019	—		$14.34	22.30%		1.31%		1.31	%(c)	(0.22%)		46%	$359,804
Year Ended 10/31/2018	—		$13.04	3.52%		1.34%		1.34	%(c)	(0.15%)		74%	$316,700
Year Ended 10/31/2017	—		$12.65	25.00%		1.37	%(e)	1.37	%(c),(e)	(0.04%)		72%	$322,569
Year Ended 10/31/2016	—		$10.12	1.50%		1.40%		1.40	%(c)	0.01%		66%	$303,338
Year Ended 10/31/2015	0.00	(d)	$9.97	2.00	%(f)	1.42%		1.42	%(c)	(0.03%)		132%	$328,090
Advisor Class
Year Ended 10/31/2019	—		$14.74	22.52%		1.07%		1.07	%(c)	0.03%		46%	$367
Year Ended 10/31/2018(g)	—		$13.38	(0.07%)		1.10	%(i)	1.10	%(c),(i)	0.11	%(i)	74%	$110
Class C
Year Ended 10/31/2019	—		$12.57	21.27%		2.06%		2.06	%(c)	(0.97%)		46%	$9,918
Year Ended 10/31/2018	—		$11.58	2.78%		2.08%		2.08	%(c)	(0.79%)		74%	$7,968
Year Ended 10/31/2017	—		$11.32	24.12%		2.12	%(e)	2.12	%(c),(e)	(0.78%)		72%	$12,686
Year Ended 10/31/2016	—		$9.12	0.66%		2.15%		2.15	%(c)	(0.75%)		66%	$13,808
Year Ended 10/31/2015	0.00	(d)	$9.06	1.34	%(f)	2.17%		2.17	%(c)	(0.78%)		132%	$15,511
Institutional Class
Year Ended 10/31/2019	—		$14.54	22.50%		1.06%		1.06	%(c)	0.03%		46%	$52,178
Year Ended 10/31/2018	—		$13.22	3.84%		1.09%		1.09	%(c)	0.10%		74%	$29,191
Year Ended 10/31/2017	—		$12.81	25.34%		1.13%		1.13	%(c)	0.33%		72%	$24,854
Year Ended 10/31/2016	—		$10.22	1.69%		1.15%		1.15	%(c)	0.24%		66%	$2,945
Year Ended 10/31/2015	0.00	(d)	$10.05	2.33	%(f)	1.17%		1.17	%(c)	0.21%		132%	$2,297
Institutional 2 Class
Year Ended 10/31/2019	—		$14.61	22.57%		1.00%		1.00%		0.11%		46%	$3,017
Year Ended 10/31/2018	—		$13.28	3.91%		1.02%		1.01%		0.18%		74%	$1,098
Year Ended 10/31/2017	—		$12.87	25.44%		1.03	%(e)	1.03	%(e)	0.20%		72%	$452
Year Ended 10/31/2016	—		$10.26	1.89%		1.00%		1.00%		0.40%		66%	$148
Year Ended 10/31/2015	0.00	(d)	$10.07	2.43	%(f)	1.01%		1.01%		0.43%		132%	$156
Institutional 3 Class
Year Ended 10/31/2019	—		$14.44	22.68%		0.94%		0.94%		0.16%		46%	$52,662
Year Ended 10/31/2018	—		$13.14	3.93%		0.96%		0.95%		0.24%		74%	$50,583
Year Ended 10/31/2017(j)	—		$12.74	17.42%		0.97	%(i)	0.97	%(i)	0.43	%(i)	72%	$54,121

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income		Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 10/31/2019	$12.99	(0.06)	2.60	2.54	—		(1.25)	(1.25)
Year Ended 10/31/2018	$12.63	(0.05)	0.46	0.41	—		(0.05)	(0.05)
Year Ended 10/31/2017	$10.13	(0.04)	2.54	2.50	—		—	—
Year Ended 10/31/2016	$10.01	(0.02)	0.14	0.12	—		—	—
Year Ended 10/31/2015	$9.84	(0.03)	0.20	0.17	(0.00	)(d)	—	(0.00	)(d)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Rounds to zero.
(e)

Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional 2 Class	Class R
10/31/2017	0.02%	0.02%	0.01%	0.02%

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(g)	Advisor Class shares commenced operations on March 1, 2018. Per share data and total return reflect activity from that date.
(h)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(i)	Annualized.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.

	Proceeds from regulatory settlements		Net asset value, end of period	Total return		Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 10/31/2019	—		$14.28	21.95%		1.57%		1.57	%(c)	(0.47%)	46%	$951
Year Ended 10/31/2018	—		$12.99	3.29%		1.59%		1.59	%(c)	(0.40%)	74%	$329
Year Ended 10/31/2017	—		$12.63	24.68%		1.62	%(e)	1.62	%(c),(e)	(0.32%)	72%	$197
Year Ended 10/31/2016	—		$10.13	1.20%		1.65%		1.65	%(c)	(0.24%)	66%	$196
Year Ended 10/31/2015	0.00	(d)	$10.01	1.74	%(f)	1.67%		1.67	%(c)	(0.28%)	132%	$181

Financial Highlights – Columbia Select Mid Cap Value Fund

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$10.34	0.05	0.19	0.24	(0.05)	(0.02)	(0.07)
Year Ended 2/28/2019	$13.27	0.07	0.18	0.25	(0.07)	(3.11)	(3.18)
Year Ended 2/28/2018	$15.19	0.13	0.80	0.93	(0.14)	(2.71)	(2.85)
Year Ended 2/28/2017	$12.88	0.11	3.35	3.46	(0.11)	(1.04)	(1.15)
Year Ended 2/29/2016	$17.18	0.06	(2.03)	(1.97)	(0.05)	(2.28)	(2.33)
Year Ended 2/28/2015	$18.64	0.07	1.44	1.51	(0.07)	(2.90)	(2.97)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$10.75	0.06	0.20	0.26	(0.06)	(0.02)	(0.08)
Year Ended 2/28/2019	$13.67	0.10	0.19	0.29	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.57	0.17	0.82	0.99	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$13.18	0.15	3.42	3.57	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.52	0.10	(2.07)	(1.97)	(0.09)	(2.28)	(2.37)
Year Ended 2/28/2015	$18.95	0.12	1.47	1.59	(0.12)	(2.90)	(3.02)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.30	0.01	0.17	0.18	(0.01)	(0.02)	(0.03)
Year Ended 2/28/2019	$12.29	(0.02)	0.14	0.12	—	(3.11)	(3.11)
Year Ended 2/28/2018	$14.29	0.01	0.75	0.76	(0.05)	(2.71)	(2.76)
Year Ended 2/28/2017	$12.20	0.00 (e)	3.17	3.17	(0.04)	(1.04)	(1.08)
Year Ended 2/29/2016	$16.47	(0.06)	(1.93)	(1.99)	—	(2.28)	(2.28)
Year Ended 2/28/2015	$18.05	(0.06)	1.40	1.34	(0.02)	(2.90)	(2.92)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$10.38	0.06	0.19	0.25	(0.06)	(0.02)	(0.08)
Year Ended 2/28/2019	$13.31	0.10	0.18	0.28	(0.10)	(3.11)	(3.21)
Year Ended 2/28/2018	$15.23	0.18	0.79	0.97	(0.18)	(2.71)	(2.89)
Year Ended 2/28/2017	$12.91	0.15	3.35	3.50	(0.14)	(1.04)	(1.18)
Year Ended 2/29/2016	$17.21	0.10	(2.03)	(1.93)	(0.09)	(2.28)	(2.37)
Year Ended 2/28/2015	$18.67	0.12	1.44	1.56	(0.12)	(2.90)	(3.02)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.76	0.07	0.20	0.27	(0.07)	(0.02)	(0.09)
Year Ended 2/28/2019	$13.67	0.11	0.20	0.31	(0.11)	(3.11)	(3.22)
Year Ended 2/28/2018	$15.57	0.18	0.83	1.01	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$13.18	0.17	3.42	3.59	(0.16)	(1.04)	(1.20)
Year Ended 2/29/2016	$17.52	0.12	(2.07)	(1.95)	(0.11)	(2.28)	(2.39)
Year Ended 2/28/2015	$18.96	0.15	1.45	1.60	(0.14)	(2.90)	(3.04)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$10.51	2.33%	1.22	%(c)	1.17	%(c)	0.95	%(c)	5%	$545,138
Year Ended 2/28/2019	$10.34	3.57%	1.20%		1.17	%(d)	0.57%		79%	$575,861
Year Ended 2/28/2018	$13.27	5.96%	1.18%		1.18	%(d)	0.86%		59%	$692,641
Year Ended 2/28/2017	$15.19	27.41%	1.17%		1.17	%(d)	0.78%		33%	$886,910
Year Ended 2/29/2016	$12.88	(12.77%)	1.18%		1.18	%(d)	0.37%		47%	$837,676
Year Ended 2/28/2015	$17.18	8.50%	1.16%		1.16	%(d)	0.39%		25%	$1,112,701
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$10.93	2.45%	0.97	%(c)	0.91	%(c)	1.18	%(c)	5%	$22,673
Year Ended 2/28/2019	$10.75	3.79%	0.95%		0.92	%(d)	0.78%		79%	$21,857
Year Ended 2/28/2018	$13.67	6.20%	0.93%		0.92	%(d)	1.10%		59%	$69,624
Year Ended 2/28/2017	$15.57	27.70%	0.93%		0.93	%(d)	1.02%		33%	$105,459
Year Ended 2/29/2016	$13.18	(12.53%)	0.94%		0.94	%(d)	0.64%		47%	$63,910
Year Ended 2/28/2015	$17.52	8.79%	0.92%		0.92	%(d)	0.68%		25%	$33,559
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.45	1.96%	1.97	%(c)	1.92	%(c)	0.22	%(c)	5%	$16,224
Year Ended 2/28/2019	$9.30	2.78%	1.95%		1.92	%(d)	(0.20%)		79%	$20,763
Year Ended 2/28/2018	$12.29	5.09%	1.93%		1.92	%(d)	0.10%		59%	$69,670
Year Ended 2/28/2017	$14.29	26.48%	1.92%		1.92	%(d)	0.03%		33%	$99,413
Year Ended 2/29/2016	$12.20	(13.42%)	1.93%		1.93	%(d)	(0.38%)		47%	$99,372
Year Ended 2/28/2015	$16.47	7.73%	1.91%		1.91	%(d)	(0.36%)		25%	$138,393
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$10.55	2.45%	0.97	%(c)	0.91	%(c)	1.20	%(c)	5%	$668,505
Year Ended 2/28/2019	$10.38	3.84%	0.95%		0.92	%(d)	0.82%		79%	$694,941
Year Ended 2/28/2018	$13.31	6.21%	0.93%		0.93	%(d)	1.20%		59%	$837,610
Year Ended 2/28/2017	$15.23	27.74%	0.93%		0.93	%(d)	1.02%		33%	$1,421,365
Year Ended 2/29/2016	$12.91	(12.51%)	0.93%		0.93	%(d)	0.61%		47%	$1,450,834
Year Ended 2/28/2015	$17.21	8.76%	0.91%		0.91	%(d)	0.64%		25%	$2,334,328
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.94	2.51%	0.86	%(c)	0.79	%(c)	1.31	%(c)	5%	$70,365
Year Ended 2/28/2019	$10.76	3.99%	0.83%		0.80%		0.89%		79%	$70,379
Year Ended 2/28/2018	$13.67	6.33%	0.82%		0.82%		1.17%		59%	$82,174
Year Ended 2/28/2017	$15.57	27.86%	0.80%		0.80%		1.15%		33%	$88,789
Year Ended 2/29/2016	$13.18	(12.40%)	0.79%		0.79%		0.76%		47%	$58,924
Year Ended 2/28/2015	$17.52	8.87%	0.78%		0.78%		0.84%		25%	$72,152

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.34	0.07	0.19	0.26	(0.07)	(0.02)	(0.09)
Year Ended 2/28/2019	$13.27	0.12	0.18	0.30	(0.12)	(3.11)	(3.23)
Year Ended 2/28/2018	$15.20	0.14	0.84	0.98	(0.20)	(2.71)	(2.91)
Year Ended 2/28/2017	$12.89	0.17	3.35	3.52	(0.17)	(1.04)	(1.21)
Year Ended 2/29/2016	$17.19	0.13	(2.03)	(1.90)	(0.12)	(2.28)	(2.40)
Year Ended 2/28/2015	$18.65	0.16	1.43	1.59	(0.15)	(2.90)	(3.05)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$10.29	0.04	0.18	0.22	(0.04)	(0.02)	(0.06)
Year Ended 2/28/2019	$13.22	0.04	0.18	0.22	(0.04)	(3.11)	(3.15)
Year Ended 2/28/2018	$15.14	0.09	0.80	0.89	(0.10)	(2.71)	(2.81)
Year Ended 2/28/2017	$12.84	0.08	3.33	3.41	(0.07)	(1.04)	(1.11)
Year Ended 2/29/2016	$17.14	0.02	(2.03)	(2.01)	(0.01)	(2.28)	(2.29)
Year Ended 2/28/2015	$18.61	0.03	1.44	1.47	(0.04)	(2.90)	(2.94)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$10.51	2.54%	0.80	%(c)	0.75	%(c)	1.36	%(c)	5%	$148,189
Year Ended 2/28/2019	$10.34	4.02%	0.78%		0.76%		0.97%		79%	$153,442
Year Ended 2/28/2018	$13.27	6.34%	0.77%		0.77%		0.98%		59%	$239,180
Year Ended 2/28/2017	$15.20	27.94%	0.75%		0.75%		1.19%		33%	$78,828
Year Ended 2/29/2016	$12.89	(12.35%)	0.74%		0.74%		0.81%		47%	$44,147
Year Ended 2/28/2015	$17.19	8.97%	0.73%		0.73%		0.88%		25%	$27,860
Class R
Six Months Ended 8/31/2019 (Unaudited)	$10.45	2.12%	1.47	%(c)	1.42	%(c)	0.70	%(c)	5%	$28,744
Year Ended 2/28/2019	$10.29	3.34%	1.45%		1.42	%(d)	0.32%		79%	$31,097
Year Ended 2/28/2018	$13.22	5.71%	1.43%		1.42	%(d)	0.61%		59%	$41,290
Year Ended 2/28/2017	$15.14	27.10%	1.42%		1.42	%(d)	0.54%		33%	$53,457
Year Ended 2/29/2016	$12.84	(13.02%)	1.43%		1.43	%(d)	0.11%		47%	$52,550
Year Ended 2/28/2015	$17.14	8.25%	1.41%		1.41	%(d)	0.15%		25%	$77,556

Financial Highlights – Columbia Overseas Core Fund

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income		Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 8/31/2019 (Unaudited)	$9.36	0.11	(0.21)	(0.10)	(0.01)		(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.15	(0.71)	(0.56)	(0.08)		—	(0.08)
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$9.37	0.15	(0.25)	(0.10)	(0.01)		(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.18	(0.71)	(0.53)	(0.10)		—	(0.10)
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.36	0.09	(0.23)	(0.14)	(0.00	)(f)	(0.04)	(0.04)
Year Ended 2/28/2019(d)	$10.00	0.07	(0.69)	(0.62)	(0.02)		—	(0.02)
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$9.37	0.15	(0.25)	(0.10)	(0.01)		(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.03	(0.56)	(0.53)	(0.10)		—	(0.10)
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.38	0.16	(0.25)	(0.09)	(0.02)		(0.04)	(0.06)
Year Ended 2/28/2019(d)	$10.00	0.17	(0.70)	(0.53)	(0.09)		—	(0.09)
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.38	0.16	(0.24)	(0.08)	(0.02)		(0.04)	(0.06)
Year Ended 2/28/2019(d)	$10.00	0.19	(0.71)	(0.52)	(0.10)		—	(0.10)
Class R
Six Months Ended 8/31/2019 (Unaudited)	$9.36	0.13	(0.24)	(0.11)	(0.01)		(0.04)	(0.05)
Year Ended 2/28/2019(d)	$10.00	0.08	(0.66)	(0.58)	(0.06)		—	(0.06)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on March 5, 2018. Per share data and total return reflect activity from that date.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 8/31/2019 (Unaudited)	$9.21	(1.06%)	1.43	%(c)	1.27	%(c)	2.45	%(c)	21%	$166
Year Ended 2/28/2019(d)	$9.36	(5.55%)	1.65	%(c),(e)	1.28	%(c),(e)	1.62	%(c)	71%	$30
Advisor Class
Six Months Ended 8/31/2019 (Unaudited)	$9.22	(1.02%)	1.15	%(c)	1.02	%(c)	3.24	%(c)	21%	$19
Year Ended 2/28/2019(d)	$9.37	(5.22%)	1.40	%(c),(e)	1.03	%(c),(e)	1.90	%(c)	71%	$20
Class C
Six Months Ended 8/31/2019 (Unaudited)	$9.18	(1.50%)	2.17	%(c)	2.03	%(c)	2.01	%(c)	21%	$41
Year Ended 2/28/2019(d)	$9.36	(6.22%)	2.40	%(c),(e)	2.03	%(c),(e)	0.76	%(c)	71%	$25
Institutional Class
Six Months Ended 8/31/2019 (Unaudited)	$9.22	(1.03%)	1.16	%(c)	1.03	%(c)	3.22	%(c)	21%	$120,539
Year Ended 2/28/2019(d)	$9.37	(5.22%)	1.37	%(c),(e)	1.03	%(c),(e)	0.38	%(c)	71%	$120,114
Institutional 2 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.23	(1.01%)	1.04	%(c)	0.92	%(c)	3.30	%(c)	21%	$32
Year Ended 2/28/2019(d)	$9.38	(5.17%)	1.25	%(c),(e)	0.93	%(c),(e)	1.79	%(c)	71%	$29
Institutional 3 Class
Six Months Ended 8/31/2019 (Unaudited)	$9.24	(0.89%)	0.98	%(c)	0.86	%(c)	3.41	%(c)	21%	$127,713
Year Ended 2/28/2019(d)	$9.38	(5.11%)	1.19	%(c),(e)	0.87	%(c),(e)	2.06	%(c)	71%	$132,187
Class R
Six Months Ended 8/31/2019 (Unaudited)	$9.20	(1.21%)	1.66	%(c)	1.53	%(c)	2.72	%(c)	21%	$70
Year Ended 2/28/2019(d)	$9.36	(5.77%)	1.90	%(c),(e)	1.53	%(c),(e)	0.87	%(c)	71%	$64

Financial Highlights – Columbia Small Cap Value Fund I

The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$36.62	0.10	(1.43)	(1.33)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$40.70	0.08	(1.08)	(1.00)	(0.13)	(2.95)	(3.08)
Year Ended 4/30/2018	$41.62	(0.03)	3.95	3.92	(0.01)	(4.83)	(4.84)
Year Ended 4/30/2017	$37.50	0.05	8.85	8.90	(0.06)	(4.72)	(4.78)
Year Ended 4/30/2016	$43.03	0.11	(1.13)	(1.02)	(0.12)	(4.39)	(4.51)
Year Ended 4/30/2015	$48.23	0.13	1.32	1.45	(0.18)	(6.47)	(6.65)
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$42.37	0.16	(1.64)	(1.48)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$46.56	0.21	(1.25)	(1.04)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$46.89	0.10	4.48	4.58	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$41.66	0.15	9.94	10.09	(0.14)	(4.72)	(4.86)
Year Ended 4/30/2016	$47.24	0.24	(1.24)	(1.00)	(0.19)	(4.39)	(4.58)
Year Ended 4/30/2015	$52.31	0.27	1.43	1.70	(0.30)	(6.47)	(6.77)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$23.72	(0.02)	(0.93)	(0.95)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$27.55	(0.16)	(0.72)	(0.88)	—	(2.95)	(2.95)
Year Ended 4/30/2018	$29.86	(0.24)	2.76	2.52	—	(4.83)	(4.83)
Year Ended 4/30/2017	$28.24	(0.19)	6.44	6.25	—	(4.63)	(4.63)
Year Ended 4/30/2016	$33.63	(0.13)	(0.87)	(1.00)	—	(4.39)	(4.39)
Year Ended 4/30/2015	$39.24	(0.17)	1.03	0.86	—	(6.47)	(6.47)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$41.07	0.16	(1.60)	(1.44)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$45.24	0.20	(1.22)	(1.02)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$45.70	0.08	4.37	4.45	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$40.71	0.14	9.71	9.85	(0.14)	(4.72)	(4.86)
Year Ended 4/30/2016	$46.28	0.23	(1.22)	(0.99)	(0.19)	(4.39)	(4.58)
Year Ended 4/30/2015	$51.37	0.27	1.41	1.68	(0.30)	(6.47)	(6.77)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$42.40	0.18	(1.64)	(1.46)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$46.57	0.27	(1.25)	(0.98)	(0.24)	(2.95)	(3.19)
Year Ended 4/30/2018	$46.88	0.17	4.46	4.63	(0.11)	(4.83)	(4.94)
Year Ended 4/30/2017	$41.64	0.23	9.92	10.15	(0.19)	(4.72)	(4.91)
Year Ended 4/30/2016	$47.21	0.31	(1.25)	(0.94)	(0.24)	(4.39)	(4.63)
Year Ended 4/30/2015	$52.27	0.33	1.46	1.79	(0.38)	(6.47)	(6.85)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$34.26	(3.58%)	1.36	%(c),(d)	1.32	%(c),(d),(e)	0.56	%(c)	24%	$210,024
Year Ended 4/30/2019	$36.62	(2.38%)	1.36	%(d),(f)	1.32	%(d),(e),(f)	0.21%		62%	$234,765
Year Ended 4/30/2018	$40.70	10.03%	1.35	%(f)	1.33	%(e),(f)	(0.07%)		51%	$248,266
Year Ended 4/30/2017	$41.62	26.02%	1.38	%(f)	1.37	%(e),(f)	0.12%		50%	$245,315
Year Ended 4/30/2016	$37.50	(2.60%)	1.36%		1.36	%(e)	0.29%		65%	$239,419
Year Ended 4/30/2015	$43.03	3.48%	1.33%		1.33	%(e)	0.29%		42%	$306,663
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$39.86	(3.45%)	1.11	%(c),(d)	1.07	%(c),(d),(e)	0.81	%(c)	24%	$26,035
Year Ended 4/30/2019	$42.37	(2.14%)	1.12	%(d),(f)	1.07	%(d),(e),(f)	0.48%		62%	$29,064
Year Ended 4/30/2018	$46.56	10.34%	1.10	%(f)	1.08	%(e),(f)	0.20%		51%	$11,734
Year Ended 4/30/2017	$46.89	26.30%	1.13	%(f)	1.12	%(e),(f)	0.34%		50%	$4,729
Year Ended 4/30/2016	$41.66	(2.31%)	1.11%		1.11	%(e)	0.56%		65%	$4,007
Year Ended 4/30/2015	$47.24	3.71%	1.08%		1.08	%(e)	0.53%		42%	$9,840
Class C
Six Months Ended 10/31/2019 (Unaudited)	$21.74	(3.94%)	2.11	%(c),(d)	2.07	%(c),(d),(e)	(0.15	%)(c)	24%	$5,357
Year Ended 4/30/2019	$23.72	(3.15%)	2.10	%(d),(f)	2.07	%(d),(e),(f)	(0.59%)		62%	$7,969
Year Ended 4/30/2018	$27.55	9.24%	2.10	%(f)	2.08	%(e),(f)	(0.83%)		51%	$22,792
Year Ended 4/30/2017	$29.86	25.05%	2.12	%(f)	2.12	%(e),(f)	(0.65%)		50%	$26,703
Year Ended 4/30/2016	$28.24	(3.32%)	2.12%		2.11	%(e)	(0.45%)		65%	$26,846
Year Ended 4/30/2015	$33.63	2.72%	2.08%		2.08	%(e)	(0.47%)		42%	$32,642
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$38.60	(3.46%)	1.11	%(c),(d)	1.07	%(c),(d),(e)	0.82	%(c)	24%	$161,524
Year Ended 4/30/2019	$41.07	(2.16%)	1.11	%(d),(f)	1.07	%(d),(e),(f)	0.47%		62%	$192,878
Year Ended 4/30/2018	$45.24	10.32%	1.10	%(f)	1.08	%(e),(f)	0.17%		51%	$209,822
Year Ended 4/30/2017	$45.70	26.33%	1.13	%(f)	1.12	%(e),(f)	0.34%		50%	$239,246
Year Ended 4/30/2016	$40.71	(2.34%)	1.11%		1.11	%(e)	0.54%		65%	$237,720
Year Ended 4/30/2015	$46.28	3.75%	1.08%		1.08	%(e)	0.54%		42%	$654,100
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$39.91	(3.40%)	0.98	%(c),(d)	0.94	%(c),(d)	0.92	%(c)	24%	$44,561
Year Ended 4/30/2019	$42.40	(2.01%)	0.97	%(d),(f)	0.94	%(d),(f)	0.61%		62%	$39,831
Year Ended 4/30/2018	$46.57	10.45%	0.97	%(f)	0.96	%(f)	0.35%		51%	$15,739
Year Ended 4/30/2017	$46.88	26.50%	0.97	%(f)	0.97	%(f)	0.52%		50%	$9,135
Year Ended 4/30/2016	$41.64	(2.19%)	0.96%		0.96%		0.74%		65%	$7,115
Year Ended 4/30/2015	$47.21	3.90%	0.93%		0.93%		0.67%		42%	$4,150

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$41.30	0.19	(1.60)	(1.41)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$45.45	0.28	(1.22)	(0.94)	(0.26)	(2.95)	(3.21)
Year Ended 4/30/2018	$45.86	0.17	4.37	4.54	(0.12)	(4.83)	(4.95)
Year Ended 4/30/2017	$40.83	0.09	9.87	9.96	(0.21)	(4.72)	(4.93)
Year Ended 4/30/2016	$46.37	0.29	(1.18)	(0.89)	(0.26)	(4.39)	(4.65)
Year Ended 4/30/2015	$51.46	0.36	1.42	1.78	(0.40)	(6.47)	(6.87)
Class R
Six Months Ended 10/31/2019 (Unaudited)	$36.50	0.05	(1.41)	(1.36)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$40.61	(0.01)	(1.09)	(1.10)	(0.06)	(2.95)	(3.01)
Year Ended 4/30/2018	$41.63	(0.13)	3.94	3.81	—	(4.83)	(4.83)
Year Ended 4/30/2017	$37.54	(0.06)	8.87	8.81	—	(4.72)	(4.72)
Year Ended 4/30/2016	$43.09	0.02	(1.13)	(1.11)	(0.05)	(4.39)	(4.44)
Year Ended 4/30/2015	$48.28	0.01	1.32	1.33	(0.05)	(6.47)	(6.52)

Notes to Financial Highlights

(a)

In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)		Total net expense ratio to average net assets(a),(b)		Net investment income (loss) ratio to average net assets		Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$38.86	(3.37%)	0.93	%(c),(d)	0.89	%(c),(d)	1.00	%(c)	24%	$97,338
Year Ended 4/30/2019	$41.30	(1.97%)	0.92	%(d),(f)	0.89	%(d),(f)	0.64%		62%	$108,132
Year Ended 4/30/2018	$45.45	10.50%	0.93	%(f)	0.91	%(f)	0.37%		51%	$115,296
Year Ended 4/30/2017	$45.86	26.57%	0.92	%(f)	0.92	%(f)	0.22%		50%	$64,230
Year Ended 4/30/2016	$40.83	(2.13%)	0.91%		0.91%		0.70%		65%	$10,022
Year Ended 4/30/2015	$46.37	3.95%	0.88%		0.88%		0.74%		42%	$9,261
Class R
Six Months Ended 10/31/2019 (Unaudited)	$34.11	(3.68%)	1.62	%(c),(d)	1.57	%(c),(d),(e)	0.31	%(c)	24%	$1,904
Year Ended 4/30/2019	$36.50	(2.67%)	1.60	%(d),(f)	1.57	%(d),(e),(f)	(0.03%)		62%	$2,048
Year Ended 4/30/2018	$40.61	9.77%	1.60	%(f)	1.58	%(e),(f)	(0.31%)		51%	$3,790
Year Ended 4/30/2017	$41.63	25.71%	1.63	%(f)	1.62	%(e),(f)	(0.15%)		50%	$3,032
Year Ended 4/30/2016	$37.54	(2.83%)	1.61%		1.61	%(e)	0.06%		65%	$2,760
Year Ended 4/30/2015	$43.09	3.22%	1.58%		1.58	%(e)	0.01%		42%	$3,671

APPENDIX B — COMPARISON OF ORGANIZATIONAL DOCUMENTS

This chart highlights material differences between the rights of shareholders. A full summary of the terms of the Declarations of Trust and By-Laws of each of the Acquiring Funds and Target Funds is set forth in Appendix B to the SAI.

Group A:	Target Funds: Columbia Global Strategic Equity Fund, Columbia Select Growth Fund. Acquiring Fund: Columbia Select Mid Cap Value

Group B:	Target Fund: Columbia Disciplined Small Core Fund. Acquiring Fund: Columbia Small Cap Value Fund I

Group C:

Target Funds: Columbia Small/Mid Cap Value Fund, Columbia Contrarian Europe Fund.

Acquiring Funds: Columbia Capital Allocation Aggressive Portfolio, Columbia Select Global Equity Fund, Columbia Overseas Core Fund

Policy	Group A	Group B	Group C
Shareholder Liability

Shareholders of the trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the state of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the trust, and not because of his acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) will be entitled to be held harmless from and indemnified out of the assets of the trust against all loss and expense arising from such claim or demand.

		The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.	The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

Shareholder Voting Rights	Shareholders have only the powers to vote on matters as the trustees may consider desirable and so authorize, and those voting powers expressly granted under the 1940 Act or under the law of Delaware applicable to statutory trusts.	At all meetings of shareholders, each shareholder of record is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.	Any fractional share of a series or class shall carry proportionately all the rights and obligations of a whole share of that series or class, including rights with respect to voting.

B-1

Policy	Group A	Group B	Group C

Shares may be voted in person or by proxy or in any manner authorized by the trustees. On any matter that requires shareholder approval under the 1940 Act, whether shareholders are required to vote by series or class is determined by reference to the 1940 Act. On all other matters, all shares are voted in the aggregate and not by series or class unless the trustees determine otherwise.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitle to a proportionate fractional vote.

There is no cumulative voting in the election of trustees.

		The shareholders have the power to vote (i) for the election of trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.	The shareholders have the power to vote (i) for the election of trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.

		There is no cumulative voting in the election of trustees.	If authorized by the trustees, shareholders shall be entitled to vote cumulatively in the election of trustees.

Shareholder Quorum	Except when a larger quorum is required by applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote constitutes a quorum at a shareholders’ meeting. When any one or more series or classes of the trust is to vote as a single class separate from any other shares, thirty-three and one-third percent (33 1/3%) of the shares of each such series or classes entitled to vote constitutes a quorum at a shareholder’s meeting of that series.

The presence in person or by proxy of 30% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are to vote on the same matters as a separate class or classes, 30% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

The presence in person or by proxy of 10% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are to vote on the same matters as a separate class or classes, 10% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

	A meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the meeting, either in person or by proxy. If a meeting is adjourned, notice does not need to be given of the adjourned meeting date unless a new record date for the adjourned meeting is set or unless the adjourned meeting is to take place more than sixty (60) days from the date set for the original meeting, in which case the board of trustees would be required to set a new record date.	A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.	A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

B-2

Policy	Group A	Group B	Group C
Shareholder Demand Procedure	—	—	If a meeting of shareholders has not been held during the immediately preceding fifteen (15) months for the purpose of electing trustees, a shareholder or shareholders holding three percent (3%) or more of the voting power of all shares entitled to vote may demand a meeting of shareholders for the purpose of electing trustees by written notice of demand given to the trustees.*

Trustee Power to Amend Organizational Document	The trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust; provided that shareholders have the right to vote on any amendment if expressly required under Delaware law or the 1940 Act, or submitted to shareholders by the trustees at their discretion.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

*

Within thirty (30) days after receipt of such demand, the trustees shall call and give notice of a meeting of shareholders for the purpose of electing trustees. If the trustees shall fail to call such meeting or give notice thereof, then the shareholder or shareholders making the demand may call and give notice of such meeting at the expense of the trust. The trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee of the trust when requested to do so in writing by shareholders holding not less than ten percent (10%) of the shares then outstanding. If the trustees shall fail to call or give notice of any meeting of shareholders for a period of thirty (30) days after written application by shareholders holding at least ten percent (10%) of the shares then outstanding requesting that a meeting be called for any purpose requiring action by the shareholders as provided in the Declaration of Trust or the By-laws, then shareholders holding at least ten percent (10%) of the shares then outstanding may call and give notice of such meeting.

B-3

STATEMENT OF ADDITIONAL INFORMATION

April 13, 2020

This Statement of Additional Information (the “SAI”) relates to the following proposed reorganizations (each a “Reorganization” and together the “Reorganizations”):

1.

Reorganization of Columbia Global Strategic Equity Fund, a series of Columbia Funds Series Trust (a “Target Fund”) into Columbia Capital Allocation Aggressive Portfolio, a series of Columbia Funds Series Trust II (an “Acquiring Fund”).

2.

Reorganization of Columbia Select Global Growth Fund, a series of Columbia Funds Series Trust (a “Target Fund”) into Columbia Select Global Equity Fund, a series Columbia Funds Series Trust II (an “Acquiring Fund”).

3.

Reorganization of Columbia Small/Mid Cap Value Fund, a series of Columbia Funds Series Trust II (a “Target Fund”) into Columbia Select Mid Cap Value Fund, a series of Columbia Funds Series Trust (an “Acquiring Fund”).

4.

Reorganization of Columbia Contrarian Europe Fund, a series of Columbia Funds Series Trust II (a “Target Fund”) into Columbia Overseas Core Fund, a series of Columbia Funds Series Trust II (an “Acquiring Fund”).

5.

Reorganization of Columbia Disciplined Small Core Fund, a series of Columbia Funds Series Trust I (a “Target Fund”) into Columbia Small Cap Value Fund I, a series of Columbia Funds Series Trust I (an “Acquiring Fund”).

Each Target Fund and each Acquiring Fund are referred to herein individually as a “Fund” and collectively as the “Funds.”

This SAI contains information which may be of interest to shareholders of the Target Funds but which is not included in the Combined Information Statement/Prospectus dated April 13, 2020 (the “Combined Information Statement/Prospectus”) which relates to the Reorganizations. This SAI is not a prospectus and should be read in conjunction with the Combined Information Statement/Prospectus. As described in the Combined Information Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Target Fund to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of each Target Fund by the Acquiring Fund. Each Target Fund would distribute pro rata the Acquiring Fund shares it receives to its shareholders in complete liquidation of each Target Fund. The Combined Information Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Acquiring Funds at (regular mail) c/o Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., c/o DST Asset Manager Solutions, Inc., 430 W 7th Street, STE 219104, Kansas City, MO 64105-1407, or by calling toll-free (800) 345-6611.

Page

ADDITIONAL INFORMATION ABOUT EACH ACQUIRING FUND	1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1

FINANCIAL STATEMENTS	2

APPENDIX A – PRO FORMA FINANCIAL STATEMENTS OF COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO, COLUMBIA SELECT GLOBAL EQUITY FUND, COLUMBIA SELECT MID CAP VALUE FUND, COLUMBIA OVERSEAS CORE FUND AND COLUMBIA SMALL CAP VALUE FUND I

A-1

APPENDIX B – COMPARISON OF ORGANIZATIONAL DOCUMENTS	B-1

-i-

ADDITIONAL INFORMATION ABOUT EACH ACQUIRING FUND

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this SAI by reference:

Columbia Capital Allocation Aggressive Portfolio (SEC File nos. 811-21852 and 333-131683)

•	the Statement of Additional Information of Columbia Capital Allocation Aggressive Portfolio, dated March 1, 2020, as supplemented to date;

•	the audited financial statements included in the Annual Report to Shareholders of Columbia Capital Allocation Aggressive Portfolio for the fiscal year ended January 31, 2020;

Columbia Select Global Equity Fund (SEC File nos. 811-21852 and 333-131683)

•	the Statement of Additional Information of Columbia Select Global equity Fund, dated March 1, 2020, as supplemented to date

•	the audited financial statements included in the Annual Report to Shareholders of Columbia Select Global Equity Fund for the fiscal year ended October 31, 2019;

Columbia Select Mid Cap Value Fund (SEC File nos. 811-09645 and 333-89661)

•	the Statement of Additional Information of Columbia Select Mid Cap Value Fund, dated March 1, 2020, as supplemented to date;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Select Mid Cap Value Fund for the fiscal period ended August 31, 2019;

Columbia Overseas Core Fund (SEC File nos. 811-21852 and 333-131683)

•	the Statement of Additional Information of Columbia Overseas Core Fund, dated March 1, 2020, as supplemented to date;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Overseas Core Fund for the fiscal period ended August 31, 2019; and

Columbia Small Cap Value Fund I (SEC File nos. 811-04367 and 002-99356)

•	the Statement of Additional Information of Columbia Small Cap Value Fund I, dated March 1, 2020, as supplemented to date;

•	the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Small Cap Value Fund I for the fiscal period ended October 31, 2019.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The board of trustees of each Acquiring Fund (“Board”), including all current trustees thereof who are not “interested persons,” as defined in the Investment Company Act of 1940, of such Board, has selected PricewaterhouseCoopers LLP (“PwC”), located at 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, to act as the independent registered public accounting firm for each Acquiring Fund, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings.

1

The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Capital Allocation Aggressive Portfolio’s Annual Report to Shareholders for the fiscal year ended January  31, 2020; the Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Select Global Equity Fund’s Annual Report to Shareholders for the fiscal year ended October  31, 2019; the Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Select Mid Cap Value Fund’s Annual Report to Shareholders for the fiscal year ended February  28, 2019; the Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Overseas Core Fund’s Annual Report to Shareholders for the fiscal year ended February  28, 2019; and the Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Small Cap Value Fund I’s Annual Report to Shareholders for the fiscal year ended April 30, 2019; are incorporated by reference into this SAI.

The audited financial statements for each Acquiring Fund included in their respective Annual Reports to Shareholders and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting. The audited financial statements for each Target Fund incorporated by reference into the Combined Information Statement/Prospectus have been so included and incorporated in reliance upon the reports of PwC, given their authority as experts in auditing and accounting.

FINANCIAL STATEMENTS

Pro forma financial statements of the Acquiring Funds for the Reorganizations are attached hereto as Appendix A.

2

APPENDIX A – PRO FORMA FINANCIAL STATEMENTS OF COLUMBIA CAPITAL ALLOCATION AGGRESSIVE PORTFOLIO, COLUMBIA SELECT GLOBAL EQUITY FUND, COLUMBIA SELECT MID CAP VALUE FUND, COLUMBIA OVERSEAS CORE FUND AND COLUMBIA SMALL CAP VALUE FUND I

NARRATIVE DESCRIPTION OF THE PRO FORMA EFFECTS OF THE REORGANIZATIONS

The unaudited pro forma information set forth below for the twelve month periods ended on the dates indicated is intended to present supplemental data as if the reorganizations of one or more funds (each a “Target Fund” and together, the “Target Funds”) into other corresponding funds (each an “Acquiring Fund” and together, the “Acquiring Funds” and together with the Target Fund, each a “Fund” and collectively, the “Funds”), as noted in Table 1 below (the “Reorganizations”), had occurred as of the beginning of the period (unless otherwise noted). No Reorganization is contingent upon any other Reorganization.

Table 1 – Reorganizations

Target Fund	Acquiring Fund	Period Ended
Columbia Global Strategic Equity Fund	Columbia Capital Allocation Aggressive Portfolio	1/31/2020
Columbia Select Global Growth Fund	Columbia Select Global Equity Fund	10/31/2019
Columbia Small/Mid Cap Value Fund	Columbia Select Mid Cap Value Fund	8/31/2019
Columbia Contrarian Europe Fund	Columbia Overseas Core Fund	8/31/2019
Columbia Disciplined Small Core Fund	Columbia Small Cap Value Fund I	10/31/2019

Basis of Combination

In February 2020, the boards of trustees of each Target Fund approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) pursuant to which each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund (“Acquisition Shares”) and each Acquiring Fund will assume all of the liabilities of the respective Target Fund. Target Fund shareholders will receive the class of Acquisition Shares indicated in Table 2 below. Each Acquiring Fund will issue Acquisition Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Target Fund, net of liabilities and any expenses of the Reorganization payable by the Target Fund. All Acquisition Shares delivered to the Target Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Acquisition Shares received by each Target Fund attributable to each class thereof will be distributed pro rata to the shareholders of such class of the Target Fund in proportion to their holdings of shares of such class of the Target Fund.

Table 2 – Acquisition Shares

Columbia Global Strategic Equity Fund		Columbia Capital Allocation Aggressive Portfolio
Class A	g	Class A
Class Adv	g	Class Adv
Class C	g	Class C
Class Inst	g	Class Inst
Class Inst2	g	Class Inst2
Class Inst3	g	Class Inst3
Class R	g	Class R

Columbia Select Global Growth Fund		Columbia Select Global Equity Fund
Class A	g	Class A

A-1

Columbia Select Global Growth Fund		Columbia Select Global Equity Fund
Class Adv	g	Class Adv
Class C	g	Class C
Class Inst	g	Class Inst
Class Inst2	g	Class Inst2
Class Inst3	g	Class Inst3
Class R	g	Class R

Columbia Small/Mid Cap Value Fund		Columbia Select Mid Cap Value Fund
Class A	g	Class A
Class Adv	g	Class Adv
Class C	g	Class C
Class Inst	g	Class Inst
Class Inst2	g	Class Inst2
Class Inst3	g	Class Inst3
Class R	g	Class R

Columbia Contrarian Europe Fund		Columbia Overseas Core Fund
Class A	g	Class A
Class Adv	g	Class Adv
Class C	g	Class C
Class Inst	g	Class Inst
Class Inst2	g	Class Inst2
Class Inst3	g	Class Inst3

Columbia Disciplined Small Core Fund		Columbia Small Cap Value Fund I
Class A	g	Class A
Class Adv	g	Class Adv
Class C	g	Class C
Class Inst	g	Class Inst
Class Inst2	g	Class Inst2
Class Inst3	g	Class Inst3
Class V	g	Class Inst

Under the terms of the Plan of Reorganization, each Reorganization will be accounted for by the method of accounting for tax-free mergers of investment companies. Following each Reorganization, the Acquiring Fund will be the accounting survivor of each Reorganization. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-Reorganization periods will not be restated. The costs of each Reorganization, current estimates of which are set forth in Table 5 below, will be borne by each Target Fund and Acquiring Fund up to the amount of the anticipated reduction in expenses that shareholders of a Fund will realize in the first year following each Reorganization. Any amounts in excess of this limit will be borne by Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”). If a Reorganization is not consummated, Columbia Threadneedle or its affiliates will bear the costs associated with that Reorganization. The pro forma information provided herein should be read in conjunction with the audited financial statements of each Fund included in its most recent annual report and, as applicable, the unaudited financial statements of the Fund included in its most recent semi-annual report, in each case dated as indicated in Table 3 below.

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Table 3 – Shareholder Report Dates

Fund	Annual Report	Subsequent Semi-Annual Report
Columbia Global Strategic Equity Fund (Target Fund)	1/31/2020	N/A
Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)	1/31/2020	N/A
Columbia Select Global Growth Fund (Target Fund)	2/28/2019	8/31/2019
Columbia Select Global Equity Fund (Acquiring Fund)	10/31/2019	N/A
Columbia Small/Mid Cap Value Fund (Target Fund)	5/31/2019	11/30/2019
Columbia Select Mid Cap Value Fund (Acquiring Fund)	2/28/2019	8/31/2019
Columbia Contrarian Europe Fund (Target Fund)	10/31/2019	N/A
Columbia Overseas Core Fund (Acquiring Fund	2/28/2019	8/31/2019
Columbia Disciplined Small Core Fund (Target Fund)	8/31/2019	N/A
Columbia Small Cap Value Fund I (Acquiring Fund	4/30/2019	10/31/2019

Table 4 – Target Funds and Acquiring Funds Net Assets

Fund	Net Assets	As-Of Date
Columbia Global Strategic Equity Fund (Target Fund)	$632,897,717	1/31/2020
Columbia Capital Allocation Aggressive Portfolio (Acquiring Fund)	$730,428,653	1/31/2020
Columbia Select Global Growth Fund (Target Fund)	$63,690,979	10/31/2019
Columbia Select Global Equity Fund (Acquiring Fund)	$478,896,512	10/31/2019
Columbia Small/Mid Cap Value Fund (Target Fund)	$636,449,573	8/31/2019
Columbia Select Mid Cap Value Fund (Acquiring Fund)	$1,499,837,319	8/31/2019
Columbia Contrarian Europe Fund (Target Fund)	$257,418,778	8/31/2019
Columbia Overseas Core Fund (Acquiring Fund	$248,580,071	8/31/2019
Columbia Disciplined Small Core Fund (Target Fund)	$89,885,582	10/31/2019
Columbia Small Cap Value Fund I (Acquiring Fund	$546,743,864	10/31/2019

Table 5 presents the estimated Reorganization costs (exclusive of any transaction costs associated with any portfolio realignment); the net assets as of the date indicated in Table 4 above with respect to each Acquiring Fund assuming the indicated Reorganization occurred on that date, after accounting for the estimated Reorganization costs to be borne by the Acquiring Fund and the corresponding Target Fund; and, on a pro forma basis, the estimated relative increases or decreases in combined operating expenses that would have been incurred during the one-year period ended on the date indicated in Table 4 above. The pro forma increases and decreases represent the differences between (i) the combined expenses actually charged to the Acquiring Fund and the Target Fund during the period and (ii) the expenses that would have been charged to the Acquiring Fund and the Target Fund, based on the combined assets of the Funds, if the Reorganizations and any contractual changes had occurred at the beginning of the year.

The unaudited pro forma information set forth in Table 5 below reflects adjustments made to expenses for differences in contractual rates, duplicate services and other services that would not have occurred if the Reorganizations had taken place on the first day of the period described in Table 1 above. The pro forma

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information has been derived from the books and records of the Funds utilized in calculating daily net asset value for the Funds and has been prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. Actual results could differ from those estimates.

Table 5 – Estimated Reorganization Costs, Combined Fund Net Assets and Pro Forma Increases or Decreases in Expenses (1)

Reorganization 1 - Columbia Global Strategic Equity Fund into Columbia Capital Allocation Aggressive Portfolio
Estimated Reorganization Costs	$132,026
Combined Fund Net Assets as of the Date Indicated in Table 4	$1,363,194,345
Increase (Decrease)
Management fees	$72,875
Custodian fees (3)	$(7,167)
Professional fees (3)	$(25,465)
Registration fees (3)	$(86,041)
Reports to shareholders (3)	$(55,513)
Other (3)	$(16,442)
(Increase) Decrease
Waiver and/or reimbursement of fund expenses (4)	$0

Reorganization 2 - Columbia Select Global Growth Fund into Columbia Select Global Equity Fund
Estimated Reorganization Costs	$4,049
Combined Fund Net Assets as of the Date Indicated in Table 4	$542,583,442
Increase (Decrease)
Management fees (2)	$(38,032)
Custodian fees (3)	$(17,124)
Professional fees (3)	$(38,733)
Registration fees (3)	$(94,880)
Reports to shareholders (3)	$(17,356)
Other (3)	$(16,444)
(Increase) Decrease
Waiver and/or reimbursement of fund expenses (4)	$97,251

Reorganization 3 - Columbia Small/Mid Cap Value Fund into Columbia Select Mid Cap Value Fund
Estimated Reorganization Costs	$181,639
Combined Fund Net Assets as of the Date Indicated in Table 4	$2,136,152,440
Increase (Decrease)
Management fees	$(886,321)
Custodian fees (3)	$(8,910)
Professional fees (3)	$(39,739)
Registration fees (3)	$(114,274)
Reports to shareholders (3)	$(107,801)
Other (3)	$(21,246)
(Increase) Decrease
Waiver and/or reimbursement of fund expenses (4)	$594,634

Reorganization 4 - Columbia Contrarian Europe Fund into Columbia Overseas Core Fund
Estimated Reorganization Costs	$298,763
Combined Fund Net Assets as of the Date Indicated in Table 4	$505,700,086
Increase (Decrease)
Management fees (2)	$(37,275)

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Custodian fees (3)	$(19,397)
Professional fees (3)	$(34,751)
Registration fees (3)	$(74,778)
Reports to shareholders (3)	$(8,732)
Other (3)	$(6,555)
(Increase) Decrease
Waiver and/or reimbursement of fund expenses (4)	$(87,017)

Reorganization 5 - Columbia Disciplined Small Core Fund into Columbia Small Cap Value Fund I
Estimated Reorganization Costs	$101,117
Combined Fund Net Assets as of the Date Indicated in Table 4	$636,537,814
Increase (Decrease)
Management fees (2)	$(162,893)
Custodian fees (3)	$(4,291)
Professional fees (3)	$(30,691)
Registration fees (3)	$(88,606)
Reports to shareholders (3)	$(14,285)
Other (3)	$(25,863)
(Increase) Decrease
Waiver and/or reimbursement of fund expenses (4)	$316,844

(1)	See “Fees and Expenses” in the Combined Information Statement/Prospectus for more information.
(2)	Management fees Pro Forma reflects an adjusted management fee rate, effective upon the closing of the Reorganization.
(3)	Adjustment reflects the elimination of duplicate services.
(4)	Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by Columbia Threadneedle and its affiliates.

Table 6 – Management Fees (Combined Investment Management and Administration Fees)

Pursuant to a Management Agreement with Columbia Threadneedle, each Fund pays a monthly management fee to Columbia Threadneedle for investment management and administrative services based on the average daily net assets of the Fund, at the annual rates shown in the tables below. Each Acquiring Fund’s management fee schedule will apply following completion of the Reorganization, unless, as indicated below, a new management fee schedule will apply. The tables below show the current contractual management fee schedule for each of the Funds and, if applicable, the new management fee schedule of the Acquiring Fund following the Reorganization.

Columbia Global Strategic Equity Fund		Columbia Capital Allocation Aggressive Portfolio
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee
Assets invested in securities other than third-party advised mutual funds, and in Columbia Threadneedle’s proprietary funds that do not pay a management fee (or advisory fee, as applicable) (including exchange-traded funds, derivatives and individual securities)	0.570%	Assets invested in securities other than third-party advised mutual funds, and in Columbia Threadneedle’s proprietary funds that do not pay a management fee (or advisory fee, as applicable) (including exchange-traded funds, derivatives and individual securities)	0.570%

Assets invested in non-exchange-traded third party advised mutual funds	0.120%	Assets invested in non-exchange-traded third party advised mutual funds	0.120%

Assets invested in funds advised by Columbia Threadneedle (excluding any underlying funds that do not pay a management fee (or advisory fee, as applicable) to Columbia Threadneedle)	0.020%	Assets invested in funds advised by Columbia Threadneedle (excluding any underlying funds that do not pay a management fee (or advisory fee, as applicable) to Columbia Threadneedle)	0.020%

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Columbia Select Global Growth Fund		Columbia Select Global Equity Fund
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee (Current)	Fee (Post- Reorganization)
$0-$500	0.870%	$0-$250	0.880%	0.870%
>$500-$1,000	0.820%	>$250-$500	0.855%	0.855%
>$1,000-$1,500	0.770%	>$500-$750	0.825%	0.820%
>$1,500-$3,000	0.720%	>$750-$1,000	0.800%	0.800%
>$3,000-$6,000	0.700%	>$1,000-$1,500	0.770%	0.770%
>$6,000-$12,000	0.680%	>$1,500-$3,000	0.720%	0.720%
>$12,000	0.670%	>$3,000-$6,000	0.700%	0.700%
		>$6,000-$12,000	0.680%	0.680%
		>$12,000-$20,000	0.670%	0.670%
		>$20,000-$24,000	0.660%	0.660%
		>$24,000-$50,000	0.650%	0.650%
		>$50,000	0.620%	0.620%

Columbia Small/Mid Cap Value Fund		Columbia Select Mid Cap Value Fund
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)		Fee
$0-$500	0.820%	$0-$500		0.820%
>$500-$1,000	0.770%	>$500-$1,000		0.770%
>$1,000-$1,500	0.720%	>$1,000-$1,500		0.720%
>$1,500-$3,000	0.670%	>$1,500-$3,000		0.670%
>$3,000-$12,000	0.660%	>$3,000-$12,000		0.660%
>$12,000	0.650%	>$12,000		0.650%

Columbia Contrarian Europe Fund		Columbia Overseas Core Fund
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee (Current)	Fee (Post- Reorganization)
$0-$250	0.880%	$0-$250	0.870%	0.870%
>$250-$500	0.855%	>$250-$500	0.870%	0.855%
>$500-$750	0.825%	>$500-$750	0.820%	0.820%
>$750-$1,000	0.800%	>$750-$1,000	0.820%	0.800%
>$1,000-$1,500	0.770%	>$1,000-$1,500	0.770%	0.770%
>$1,500-$3,000	0.720%	>$1,500-$3,000	0.720%	0.720%
>$3,000-$6,000	0.700%	>$3,000-$6,000	0.700%	0.700%
>$6,000-$12,000	0.680%	>$6,000-$12,000	0.680%	0.680%
>$12,000-$20,000	0.670%	>$12,000-$20,000	0.670%	0.670%
>$20,000-$24,000	0.660%	>$20,000-$24,000	0.670%	0.660%
>$24,000-$50,000	0.650%	>$24,000-$50,000	0.670%	0.650%
>$50,000	0.620%	>$50,000	0.670%	0.620%

Columbia Disciplined Small Core Fund		Columbia Small Cap Value Fund I
Assets (in $ millions of average annual net assets)	Fee	Assets (in $ millions of average annual net assets)	Fee (Current)	Fee (Post- Reorganization)
$0-$500	0.850%	$0-$500	0.870%	0.850%
>$500-$1,000	0.800%	>$500-$1,000	0.820%	0.800%
>$1,000-$3,000	0.750%	>$1,000-$3,000	0.770%	0.750%
>$3,000-$12,000	0.740%	>$3,000-$12,000	0.760%	0.740%
>$12,000	0.730%	>$12,000	0.750%	0.730%

Columbia Management Investment Services Corp., an affiliate of Columbia Threadneedle, is the transfer agent for each Fund. Columbia Management Investment Distributors, Inc., an affiliate of Columbia Threadneedle, is the distributor for each Fund.

No significant accounting policies will change as the result of the proposed Reorganizations.

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The estimated costs of the Reorganizations shown in Table 5 above do not reflect any brokerage commissions incurred by a Fund in connection with any portfolio repositioning. A significant portion of the portfolio assets of the Target Fund is expected to be sold by the Target Fund prior to its Reorganization or by the Acquiring Fund following the Reorganization. A repositioning may result in a Fund selling securities in greater volumes or in a shorter period of time than it normally would, which may impact the market price received in such sales.

If the Reorganization of Columbia Global Strategic Equity Fund into Columbia Capital Allocation Aggressive Portfolio had occurred as of September 30, 2019, it is estimated that approximately 8% of the Target Fund’s investment portfolio would have been sold by the Target Fund before the Reorganization and approximately 38% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. Because the Funds invest primarily in other funds, the Funds are not anticipated to incur brokerage or transaction costs. Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Target Fund shareholders of approximately $0.14 per share and to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.36 per share.

If the Reorganization of Columbia Select Global Growth Fund into Columbia Select Global Equity Fund had occurred as of September 30, 2019, it is estimated that approximately 78% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs of approximately $32,152 (0.06% of combined fund assets). These transaction costs represent expenses of the Acquiring Fund that will not be subject to the Acquiring Fund’s expense cap and will be borne by the Acquiring Fund and indirectly borne by the Acquiring Fund’s shareholders (including shareholders of the Target Fund following the Reorganization). Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.34 per share. The repositioning is expected to primarily consist of reducing the large weighting in the consumer discretionary sector, particularly Internet and direct marketing companies, and to a lesser extent eliminating large positions in interactive media & services companies within the communication services sector. The repositioning also brings down the weight in Chinese companies listed in China and Hong Kong

If the Reorganization of Columbia Small/Mid Cap Value Fund into Columbia Select Mid Cap Value Fund had occurred as of September 30, 2019, it is estimated that approximately 89% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs for the Acquiring Fund of approximately $181,717 (0.04% of combined fund assets). These transaction costs represent expenses of the Acquiring Fund that will not be subject to the Acquiring Fund’s expense cap and will be borne by the Acquiring Fund and indirectly borne by the Acquiring Fund’s shareholders (including shareholders of the Target Fund following the Reorganization). Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.57 per share. The repositioning is expected to reduce the weights in the information technology and communication services sectors, and shift it to utilities, materials and health care sectors.

If the Reorganization of Columbia Contrarian Europe Fund into Columbia Overseas Core Fund had occurred as of September 30, 2019, it is estimated that approximately 83% of the Target Fund’s investment portfolio would have been sold by the Acquiring Fund after the Reorganization. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs of approximately $199,722 (0.08% of combined fund assets) for the Acquiring Fund. These transaction costs represent expenses of the Acquiring Fund that will not be subject to the Acquiring Fund’s expense cap and will be borne by the Acquiring Fund and indirectly borne by the Acquiring Fund’s shareholders. Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Acquiring Fund shareholders (including shareholders of the Target Fund following the Reorganization) of approximately $0.10 per share, net of capital loss carryforwards.

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If the Reorganization of Columbia Disciplined Small Core Fund into Columbia Small Cap Value Fund I had occurred as of September 30, 2019, it is estimated that approximately 88% of the Target Fund’s investment portfolio would have been sold. It is estimated that such portfolio repositioning would have resulted in brokerage commissions or other transaction costs of approximately $32,061 (0.04% of assets) for the Target Fund. These transaction costs represent expenses of the Target Fund that will not be subject to the Target Fund’s expense cap and will be borne by the Target Fund and indirectly borne by the Target Fund’s shareholders. Capital gains from such portfolio sales may result in increased distributions of net capital gain and net investment income. If such sales occurred as of September 30, 2019, the sales would have resulted in increased distributions of net capital gain and net investment income to Target Fund shareholders of approximately $0.13 per share.

The above information is presented for informational purposes as of a specific point in time in the past. Actual market prices, capital gains and transaction costs will depend on market conditions at the time of sale and may vary significantly from the information shown, particularly in light of uncertainty regarding the economic and financial repercussions resulting from the COVID-19 public health crisis.

Federal Income Taxes

Please see “U.S. Federal Income Tax Status of the Reorganizations” in the Combined Information Statement/Prospectus for a discussion of the tax effects of each Reorganization.

As of September 30, 2019, Columbia Global Strategic Equity Fund, Columbia Capital Allocation Aggressive Portfolio, Columbia Select Global Growth Fund, Columbia Select Global Equity Fund, Columbia Small/Mid Cap Value Fund, Columbia Select Mid Cap Value Fund and Columbia Small Cap Value Fund I had no capital loss carryforwards.

As of September 30, 2019, Columbia Contrarian Europe Fund had capital loss carryforwards of $3,820,626, not subject to an annual limitation, Columbia Overseas Core Fund had capital loss carryforwards of $351,389, not subject to an annual limitation, and Columbia Disciplined Small Core Fund had capital loss carryforwards of $6,212,029, subject to an annual limitation of $1,546,116.

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to eliminate a fund-level tax, and therefore to distribute at least annually all of its investment company taxable income, its net-tax exempt interest income, if any, and its net realized capital gains, if any, to shareholders. After the Reorganizations, the Acquiring Funds intend to continue to comply with these requirements to qualify as regulated investment companies that pay no fund-level tax.

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APPENDIX B – Comparison of Organizational Documents

This chart highlights material differences between the terms of the Declarations of Trust and By-Laws of each of the Acquiring Funds and Target Funds.

Group A:	Target Funds: Columbia Global Strategic Equity Fund, Columbia Select Growth Fund. Acquiring Fund: Columbia Select Mid Cap Value

Group B:	Target Fund: Columbia Disciplined Small Core Fund. Acquiring Fund: Columbia Small Cap Value Fund I

Group C:

Target Funds: Columbia Small/Mid Cap Value Fund, Columbia Contrarian Europe Fund.

Acquiring Funds: Columbia Capital Allocation Aggressive Portfolio, Columbia Select Global Equity Fund, Columbia Overseas Core Fund

Policy	Group A	Group B	Group C
Shareholder Liability

Shareholders of the trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the state of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the trust, and not because of his acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) will be entitled to be held harmless from and indemnified out of the assets of the trust against all loss and expense arising from such claim or demand.

		The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.	The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

Shareholder Voting Rights	Shareholders have only the powers to vote on matters as the trustees may consider desirable and so authorize, and those voting powers expressly granted under the 1940 Act or under the law of Delaware applicable to statutory trusts.	At all meetings of shareholders, each shareholder of record is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.	Any fractional share of a series or class shall carry proportionately all the rights and obligations of a whole share of that series or class, including rights with respect to voting.

Policy	Group A	Group B	Group C

Shares may be voted in person or by proxy or in any manner authorized by the trustees. On any matter that requires shareholder approval under the 1940 Act, whether shareholders are required to vote by series or class is determined by reference to the 1940 Act. On all other matters, all shares are voted in the aggregate and not by series or class unless the trustees determine otherwise.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitle to a proportionate fractional vote.

There is no cumulative voting in the election of trustees.

		The shareholders have the power to vote (i) for the election of trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.	The shareholders have the power to vote (i) for the election of trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.

		On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as a single class without regard to series or class of shares, except that shares may be voted by individual series or classes (1) when required by the 1940 Act, (2) when the trustees have determined that the matter affects one or more series or classes of shares materially differently, or (3) when the matter affects only the interests of one or more series or classes.	On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as a single class without regard to series or class of shares, except that shares may be voted by individual series or classes (1) when required by the 1940 Act, (2) when the trustees have determined that the matter affects one or more series or classes of shares materially differently, or (3) when the matter affects only the interests of one or more series or classes.

		There is no cumulative voting in the election of trustees.	If authorized by the trustees, shareholders shall be entitled to vote cumulatively in the election of trustees.

Policy	Group A	Group B	Group C
Shareholder Meetings

The trust is not required to hold annual meetings of shareholders.

Shareholders have the right to call special meetings and vote to remove trustees but only if and to the extent the SEC staff takes the position by rule, interpretive letter or public release that Section 16(c) of the 1940 Act gives them such right. Otherwise, only the trustees, the chairman of the trustees or the president of the trust may call shareholder meetings.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the trustees deem necessary or desirable.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the trustees deem necessary or desirable.

Shareholder Quorum	Except when a larger quorum is required by applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote constitutes a quorum at a shareholders’ meeting. When any one or more series or classes of the trust is to vote as a single class separate from any other shares, thirty-three and one-third percent (33 1/3%) of the shares of each such series or classes entitled to vote constitutes a quorum at a shareholder’s meeting of that series.

The presence in person or by proxy of 30% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are to vote on the same matters as a separate class or classes, 30% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

The presence in person or by proxy of 10% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are to vote on the same matters as a separate class or classes, 10% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

	A meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the meeting, either in person or by proxy. If a meeting is adjourned, notice does not need to be given of the adjourned meeting date unless a new record date for the adjourned meeting is set or unless the adjourned meeting is to take place more than sixty (60) days from the date set for the original meeting, in which case the board of trustees would be required to set a new record date.	A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.	A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

Shareholder Consent	Any action taken by shareholders may be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter and holding a majority of the shares of any series or class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. Such consent is treated for all purposes as a vote taken at a meeting of shareholders.	Except as otherwise provided by law, the Declaration of Trust or the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the records of the trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.	Except as otherwise provided by law, the Declaration of Trust or the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the records of the trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.

Policy	Group A	Group B	Group C
Notice to Shareholders of Record Date

Notice of any meeting of shareholders must be given by the trustees, chairman of the trustees or president not less than 7 days nor more than 120 days before the date of the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to vote or act at a shareholders’ meeting. The record date cannot be more than 120 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the trustees at least 7 days before the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days or less than 7 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the trustees at least 7 days before the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days or less than 7 days before the date of the meeting.

Shareholder Proxies

Shareholders may vote in person or by proxy.

Unless the trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefacsimile, telephone or through the Internet, but if a proposal by anyone other than the officers or trustees is submitted to a vote of the shareholders of any series or class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or trustees, shares may be voted only in person or by written proxy unless the trustees specifically authorize other permissible methods of transmission.

The trustees may appoint inspectors for any meeting of shareholders, and these inspectors are charged with, among other things, determining the authenticity, validity and effect of proxies.

Shareholders may vote in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

Shareholders may vote in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

Shareholder Demand Procedure	—	—	If a meeting of shareholders has not been held during the immediately preceding fifteen (15) months for the purpose of electing trustees, a shareholder or shareholders holding three percent (3%) or more of the voting power of all shares entitled to vote may demand a meeting of shareholders for the purpose of electing trustees by written notice of demand given to the trustees.*

Policy	Group A	Group B	Group C

Trustee Power to Amend Organizational Document	The trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust; provided that shareholders have the right to vote on any amendment if expressly required under Delaware law or the 1940 Act, or submitted to shareholders by the trustees at their discretion.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

Termination of Trust	The trust and any series thereof may be terminated at any time by the board of trustees with written notice to shareholders. To the extent the 1940 Act expressly allows shareholders the power to vote on such terminations, the trust or any series thereof may be terminated by a vote of a majority of shares entitled to vote.

The trust may be terminated by the trustees with written notice to shareholders, or by the affirmative vote of at least two-thirds of the shares of each series entitled to vote.

Any series of or class may be terminated by the affirmative vote of at least two-thirds of the shares of that series or class, or by the trustees by written notice to the shareholders of that series or class.

The trust may be terminated by the trustees with written notice to shareholders, or by the affirmative vote of at least two-thirds of the shares of each series entitled to vote.

Any series of or class may be terminated by the affirmative vote of at least two-thirds of the shares of that series or class, or by the trustees by written notice to the shareholders of that series or class.

Merger or Consolidation	The trustees have the power to cause the trust or any series to be merged or consolidated with another trust or company. The trustees may accomplish such merger or consolidation with written notice to shareholders but without the vote of shareholders, unless such shareholder vote is required by law.	Subject to applicable laws, the trustees may, without shareholder consent, cause the trust or any series to be merged or consolidated with another trust or company. The trustees may also transfer all or a substantial portion of the trust’s assets to another fund or company.	Subject to applicable laws, the trustees may, without shareholder consent, cause the trust or any series to be merged or consolidated with another trust or company. The trustees may also transfer all or a substantial portion of the trust’s assets to another fund or company.

Removal of Trustees

A trustee may be removed with or without cause at any time by a written instrument signed by at least 75% of the other trustees.

In addition, if required by Section 16(c) of the 1940 Act, any trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

		Trustees may be removed with or without cause by majority vote of the trustees.	Trustees may be removed with or without cause by majority vote of the trustees.

Policy	Group A	Group B	Group C

Trustee Committees

The trust has two standing committees that may not be abolished: the Audit Committee and the Nominating Committee. Otherwise, the trustees may, with a majority vote of the trustees, appoint from their number other committees consisting of two or more trustees which may be delegated such authority as the trustees consider desirable. The trustees may also abolish the non-standing committees with a majority vote of the trustees.

Each committee may elect a chair and each committee must maintain records of its meetings and report its actions to the full board of trustees.

A majority of the authorized number of committee members shall constitute a quorum for the transaction of business of such committee, unless the board of trustees designates a lower percentage.

		The trustees may appoint from their own number and terminate committees consisting of one or more trustees, which may exercise the powers and authority of the trustees to the extent that the trustees determine.	The trustees may appoint from their own number and terminate committees consisting of one or more trustees, which may exercise the powers and authority of the trustees to the extent that the trustees determine, provided, that an Executive Committee designated by the trustees shall not be empowered to elect the president or the treasurer, to amend the By-laws, to designate, alter or abolish any committee designated by the trustees, or to perform any act for which the action of a majority of the trustees is required by law, by the Declaration of Trust or the By-laws.

Trustee Liability	Trustees will be liable to the trust by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of the trustee’s office.

Trustees are not subject to personal liability, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Additionally, trustees are not personally liable for any neglect or wrong-doing of any officer, agent, or employee of the trust or for any act or omission of any other trustee.

Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts.

Trustees are not subject to personal liability, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Additionally, trustees are not personally liable for any neglect or wrong-doing of any officer, agent, or employee of the trust or for any act or omission of any other trustee.

Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts.

Policy	Group A	Group B	Group C
Trustee Indemnification

The trust indemnifies the trustees against expenses, judgments, fines and settlements and other amounts actually and reasonably incurred in connection with any civil or criminal proceeding or investigations, if it is determined that the trustee acted in good faith and reasonably believed 1) that his or her conduct was in the trust’s best interests, and 2) that his or her conduct was at least not opposed to the trust’s best interests, and 3) in the case of a criminal proceeding, that he or she had no reasonable cause to believe that the conduct was unlawful.

A trustee will not, however, be indemnified 1) with respect to any matters where the trustee is judged to be liable on the basis that a personal benefit was improperly received, whether or not the benefit resulted from action taken in that trustee’s official capacity, 2) with respect to any matter where the trustee is judged to be liable in the performance of his or her duty to the trust unless the adjudicator determines that the trustee was not liable as the result of conduct in (1) above and that the trustee is fairly entitled to indemnification, and 3) with respect to amounts paid to settle or dispose of an action with or without court approval unless a) approved by a majority vote of a quorum of trustees who are not parties and are disinterested persons, or b) a written opinion of counsel is obtained.

The trust indemnifies each of its trustees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and attorneys’ fees incurred in connection with the defense of any civil or criminal suit or action, except with respect to any matter (i) as to which a trustee is finally adjudicated in any such action or proceeding not to have acted in good faith in reasonable belief that such trustee’s action was in the best interests of the trust; or (ii) where the trustee acted in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee’s office.

Expenses, including counsel fees, so incurred by any such trustee (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) will be paid from time to time by the trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such trustee to repay amounts so paid to the trust if it is ultimately determined that indemnification of such expenses is not authorized under the By-Laws, provided, however, that either (a) such trustee shall have provided appropriate security for such undertaking, (b) the trust shall be insured against losses arising from any such advance payments, or (c) either a

Each person made or threatened to be made a party to or who is involved (including, without limitation, as a witness) in any actual or threatened action, suit or proceeding whether civil, criminal, administrative, arbitration, or investigative, including a proceeding by or in the right of the trust by reason of the former or present capacity as a trustee of the trust or who, while a trustee of the trust, is or was serving at the request of the trust or whose duties as a trustee involve or involved service as a director, officer, partner, trustee or agent of another organization or employee benefit plan whether the basis of any proceeding is alleged action in an official capacity or in any capacity while serving as a director, officer, partner, trustee or agent, shall be indemnified and held harmless by the trust to the full extent authorized by the laws of The Commonwealth of Massachusetts; provided, however, that in an action brought against the trust to enforce rights to indemnification, the trustee shall be indemnified only if the action was authorized by the board of trustees of the trust.

This right to indemnification shall be a contract right and shall include the right to be paid by the trust in advance of the final disposition of a proceeding for expenses incurred in connection therewith provided, however,

	Expenses incurred in defending any proceeding may be advanced by the trust before the final disposition of a proceeding upon a written undertaking by the trustee to repay the amount advanced if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following conditions to the advance: 1) security for the undertaking, 2) the existence of insurance protecting the trust against losses arising by reason of any lawful advances, or 3) a determination by a majority of a quorum of the trustees who are not parties to the proceeding and are not interested persons of the trust, or by an independent legal counsel, based on a review of the readily available facts that there is reason to believe that the trustee ultimately will be found entitled to indemnification.	majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter), or independent legal counsel in a written opinion, will have determined, based upon a review of readily available facts, that there is reason to believe that such trustee will be found entitled to indemnification under the By-Laws.	such payment of expenses shall be made only upon receipt of a written undertaking by the trustee or officer to repay all amounts so paid if it is ultimately determined that the trustee or officer is not entitled to indemnification.

Policy	Group A	Group B	Group C

Dividends	The trustees may declare and pay dividends and distributions to shareholders of each series from the assets of such series.	Dividends and distributions may be paid to shareholders from the trust’s net income with the frequency as the trustees may determine.	Dividends and distributions may be paid to shareholders from the trust’s net income with the frequency as the trustees may determine.

Capitalization	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares, without par value.	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares without par value.	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares without par value.

Number of Trustees and Vacancies

The number of trustees may be fixed by the trustees from time to time by a written instrument signed, or a resolution approved at a duly constituted meeting, by 75% of the trustees.

Provided, however, that the number of trustees cannot be fewer than 1 or more than 16.

Vacancies in the board of trustees may be filled by a majority of the remaining trustees, even if less than a quorum, or by a sole remaining trustee, unless the trustees call a meeting of shareholders for the purpose of electing trustees. In the event that at any time less than a majority of the trustees holding office at that time were so elected by shareholders, the board of trustees will hold a shareholders’ meeting within 60 days for the election of trustees to fill such vacancies on the board.

The trustees may fix the number of trustees, fill vacancies in the trustees, including vacancies arising from an increase in the number of trustees, or remove trustees with or without cause.

Shareholders may fix the number of trustees and elect trustees at any meeting of shareholders called by the trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

Each trustee serves during the continued lifetime of the trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.

The trustees may fix the number of trustees, fill vacancies in the trustees, including vacancies arising from an increase in the number of trustees, or remove trustees with or without cause. Shareholders may elect trustees at any meeting of shareholders called by the trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

Each trustee serves during the continued lifetime of the trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.

Independent Chair of the Board	The Declaration of Trust does not require an independent chair of the board of trustees.	The Declaration of Trust and By-Laws do not require an independent chair of the board of trustees.	The By-Laws require an independent chair of the board of trustees.

Inspection of Books and Records	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.

Involuntary Redemption of Accounts	The trustees may redeem, repurchase and transfer shares pursuant to applicable law.	The trust has the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the trustees of the outstanding shares of the trust or of any series or class.	The trust has the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the trustees of the outstanding shares of the trust or of any series or class.

* Within thirty (30) days after receipt of such demand, the trustees shall call and give notice of a meeting of shareholders for the purpose of electing trustees. If the trustees shall fail to call such meeting or give notice thereof, then the shareholder or shareholders making the demand may call and give notice of such meeting at the expense of the trust. The trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee of the trust when requested to do so in writing by shareholders holding not less than ten percent (10%) of the shares then outstanding. If the trustees shall fail to call or give notice of any meeting of shareholders for a period of thirty (30) days after written application by shareholders holding at least ten percent (10%) of the shares then outstanding requesting that a meeting be called for any purpose requiring action by the shareholders as provided in the Declaration of Trust or the By-laws, then shareholders holding at least ten percent (10%) of the shares then outstanding may call and give notice of such meeting.

COLUMBIA FUNDS SERIES TRUST I

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons) under specified circumstances, all as more fully set forth in the Registrant’s Bylaws, which have been filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In accordance with Section 17(h) of the 1940 Act, no Covered Person is indemnified under the Bylaws against any liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Covered Person’s office.

Pursuant to the Distribution Agreement, Columbia Management Investment Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement. The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

Item 16.	Exhibits

(1)	(a)(i) Second Amended and Restated Agreement and Declaration of Trust, dated August 10, 2005, is incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(1)), filed on September 16, 2005.

(1)	(a)(ii) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust, effective September 19, 2005, is incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(2)), filed on September 16, 2005.

(1)	(a)(iii) Amendment No. 2 to Second Amended and Restated Agreement and Declaration of Trust, effective December 13, 2017, is incorporated by reference to Post-Effective Amendment No. 313 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(3)), filed on January 16, 2018.

(1)	(a)(iv) Amendment No. 3 to Second Amended and Restated Agreement and Declaration of Trust, effective March 7, 2018, is incorporated by reference to Post-Effective Amendment No. 318 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(4)), filed on March 29, 2018.

(1)	(a)(v) Amendment No. 4 to Second Amended and Restated Agreement and Declaration of Trust, effective December 13, 2018, is incorporated by reference to Post-Effective Amendment No. 342 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(5)), filed on December 21, 2018.

(1)	(a)(vi) Amendment No. 5 to Second Amended and Restated Agreement and Declaration of Trust, effective June 12, 2019, is incorporated by reference to Post-Effective Amendment No. 351 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(6)), filed on June 21, 2019.

(1)	(a)(vii) Amendment No. 6 to Second Amended and Restated Agreement and Declaration of Trust, effective December 11, 2019, is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(7)) filed on December 20, 2019.

(2)	Amended and Restated By-laws of the Registrant, effective October 20, 2015, are incorporated by reference to Post-Effective Amendment No. 248 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (b)), filed on December 22, 2015.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to Registration Statement No. 333-236645 of the Registrant on Form N-14, filed on February 26, 2020.

(5)	Articles III and V of the Registrant’s Second Amended and Restated Declaration of Trust dated August 10, 2005 define the rights of holders of securities being registered.

(6)	(a)(i) Amended and Restated Management Agreement, as of April 25, 2016, between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, is incorporated by reference to Post-Effective Amendment No. 257 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(1)), filed on April 27, 2016.

(6)	(a)(ii) Schedule A and Schedule B, as of July 1, 2019, to the Management Agreement between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, amended and restated as of April 25, 2016, are incorporated by reference to Post-Effective Amendment No. 353 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(1)(i)), filed on July 29, 2019.

(6)	(a)(iii) Form of Schedule A and Schedule B to the Management Agreement between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, amended and restated as of April 25, 2016, is incorporated by reference to Registration Statement No. 333-236645 of the Registrant on Form N-14, filed on February 26, 2020.

(6)	(b)(i) Amended and Restated Management Agreement, as of October 25, 2016, between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, effective June 16, 2015, is incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement No. 033-14954 of Columbia Funds Variable Insurance Trust on Form N-1A (Exhibit (d)(2)), filed on October 31, 2016.

(6)	(b)(ii) Schedule A and Schedule B, as of August 7, 2019, to the Management Agreement between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, as of October 25, 2016, are incorporated by reference to Post-Effective Amendment No. 357 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(2)(i)), filed on September 3, 2019.

(6)	(c)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC, dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)), filed on May 30, 2014.

(6)	(c)(ii) Addendum, dated March 7, 2012, to the Subadvisory Agreement, dated March 7, 2012, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC on behalf of Multi-Manager Alternative Strategies Fund is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(1)), filed on May 30, 2014.

(6)	(c)(iii) Amendment No. 1, dated August 18, 2016 to the Subadvisory Agreement dated March 7, 2012, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC on behalf of Multi-Manager Directional Alternative Strategies Fund is incorporated by reference to Post-Effective Amendment No. 276 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(ii)), filed on September 30, 2016.

(6)	(c)(iv) Amended and Restated Subadvisory Agreement, dated December 13, 2018, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC, on behalf of Multi-Manager Alternative Strategies Fund, is incorporated by reference to Post-Effective Amendment No. 351 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(iii)), filed on June 21, 2019.

(6)	(c)(v) Amendment No. 1, as of June 12, 2019, to the Amended and Restated Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC, dated December 13, 2018, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(iv)), filed on September 24, 2019.

(6)	(c)(vi) Addendum, dated December 13, 2018, to the Subadvisory Agreement dated December 13, 2018, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC with respect to ASMF Offshore Fund, Ltd., is incorporated by reference to Post-Effective Amendment No. 351 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(iv)), filed on June 21, 2019.

(6)	(c)(vii) Addendum, dated June 12, 2019, to the Amended and Restated Subadvisory Agreement dated December 13, 2018, between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC with respect to CMSAF2 Offshore Fund, Ltd, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(vi)), filed on September 24, 2019.

(6)	(d)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016, is incorporated by reference to Post-Effective Amendment No. 259 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(6)), filed on May 16, 2016.

(6)	(d)(ii) Amendment No. 1, dated June 29, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(6)(i)), filed on November 27, 2018.

(6)	(d)(iii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM, Inc., the asset management arm of Prudential Financial, dated March 9, 2016, is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(4)(ii)) filed on December 20, 2019.

(6)	(e)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and TCW Investment Management Company LLC, dated February 6, 2013, last amended November 1, 2019, is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(5)) filed on December 20, 2019.

(6)	(e)(ii) Addendum – Authorization to Enter Into Over-The-Counter And/Or Exchange Traded Derivatives between Columbia Management Investment Advisers, LLC and TCW Investment Management Company LLC, dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(7)(1)), filed on May 30, 2014.

(6)	(f)(i) Subadvisory Agreement among Columbia Management Investment Advisers, LLC and Threadneedle International Limited, dated March 5, 2014, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)), filed on August 26, 2015.

(6)	(f)(ii) Amendment No. 1, dated December 19, 2014, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(i)), filed on August 26, 2015.

(6)	(f)(iii) Amendment No. 2, dated March 4, 2015, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(ii)), filed on August 26, 2015.

(6)	(f)(iv) Amendment No. 3, dated June 10, 2015, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(iii)), filed on August 26, 2015.

(6)	(f)(v) Amendment No. 4, dated August 17, 2016, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 323 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(8)(iv)), filed on April 26, 2018.

(6)	(f)(vi) Form of Amendment No. 5, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 324 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(8)(v)), filed on May 4, 2018.

(6)	(f)(vii) Addendum, dated December 19, 2014, to the Subadvisory Agreement, dated March 5, 2014, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, pertaining to CMSAF1 Offshore Fund Ltd. (formerly, CAAF Offshore Fund Ltd.), a subsidiary of Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(vii)), filed on August 26, 2015.

(6)	(g) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Water Island Capital, LLC, dated November 7, 2019, is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(7)) filed on December 20, 2019.

(6)	(h)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC, dated June 11, 2014, is incorporated by reference to Post-Effective Amendment No. 205 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(11)), filed on August 28, 2014.

(6)	(h)(ii) Amendment No. 1, dated June 1, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC, dated June 11, 2014, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(11)(i)), filed on November 27, 2018.

(6)	(h)(iii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC, dated June 11, 2014 and amended June 1, 2018, is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(8)(ii)) filed on December 20, 2019.

(6)	(i)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(12)), filed on May 30, 2014.

(6)	(i)(ii) Amendment No. 1, dated March 9, 2016, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(14)(i)), filed on April 11, 2016.

(6)	(i)(iii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013 and amended March 9, 2016 is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(9)(ii)) filed on December 20, 2019.

(6)	(j)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and BMO Asset Management Corp., dated October 20, 2015, is incorporated by reference to Post-Effective Amendment No. 243 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(16)), filed on October 26, 2015.

(6)	(j)(ii) Amendment No. 1, as of May 1, 2017, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and BMO Asset Management Corp., dated October 20, 2015, is incorporated by reference to Post-Effective Amendment No. 295 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(13)(i)), filed on April 26, 2017.

(6)	(j)(iii) Amendment No. 2, as of August 2, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and BMO Asset Management Corp., dated October 20, 2015, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(13)(ii), filed on November 27, 2018.

(6)	(k)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Boston Partners Global Investors Inc., on behalf of Multi-Manager Directional Alternative Strategies Fund, dated August 18, 2016, is incorporated by reference to Post-Effective Amendment No. 276 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(15)), filed on September 30, 2016.

(6)	(k)(ii) Amendment No. 1, dated June 26, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Boston Partners Global Investors Inc., on behalf of Multi-Manager Directional Alternative Strategies Fund, dated August 18, 2016, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(14)(i)), filed on November 27, 2018.

(6)	(l) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Wells Capital Management Incorporated, on behalf of Multi-Manager Directional Alternative Strategies Fund, dated November 1, 2018, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(15)), filed on November 27, 2018.

(6)	(m)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Los Angeles Capital Management and Equity Research, Inc., on behalf of Multi-Manager Growth Strategies Fund, dated January 25, 2017, is incorporated by reference to Post-Effective Amendment No. 288 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(16)), filed on February 7, 2017.

(6)	(m)(ii) Amendment No. 1, dated May 31, 2018, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Los Angeles Capital Management and Equity Research, Inc., on behalf of Multi-Manager Growth Strategies Fund, dated January 25, 2017, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(16)(i)), filed on November 27, 2018.

(6)	(m)(iii) Amendment No. 2, dated December 11, 2019, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Los Angeles Capital Management and Equity Research, Inc., on behalf of Multi-Manager Growth Strategies Fund, dated January 25, 2017 and amended May 31, 2018, is incorporated by reference to Post-Effective Amendment No. 369 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(13)(ii)) filed on December 20, 2019.

(6)	(n) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Manulife Asset Management (US) LLC, on behalf of Multi-Manager Alternative Strategies Fund, effective September 13, 2017, is incorporated by reference to Post-Effective Amendment No. 304 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(17)), filed on September 13, 2017.

(6)	(o) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Arrowstreet Capital, Limited Partnership, on behalf of Multi-Manager International Equity Strategies Fund, effective May 14, 2018, is incorporated by reference to Post-Effective Amendment No. 324 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(18)), filed on May 4, 2018.

(6)	(p) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Baillie Gifford Overseas Limited, on behalf of Multi-Manager International Equity Strategies Fund, effective May 14, 2018, is incorporated by reference to Post-Effective Amendment No. 324 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(19)), filed on May 4, 2018.

(6)	(q) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Causeway Capital Management LLC, on behalf of Multi-Manager International Equity Strategies Fund, effective May 14, 2018, is incorporated by reference to Post-Effective Amendment No. 324 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(20)), filed on May 4, 2018.

(6)	(r)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AlphaSimplex Group, LLC, on behalf of Multi-Manager Alternative Strategies Fund, effective May 23, 2018, is incorporated by reference to Post-Effective Amendment No. 327 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(21)), filed on May 23, 2018.

(6)	(r)(ii) Addendum to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AlphaSimplex Group, LLC, on behalf of Multi-Manager Alternative Strategies Fund, effective May 23, 2018, is incorporated by reference to Post-Effective Amendment No. 327 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(21)(i)), filed on May 23, 2018.

(6)	(s) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Voya Investment Management Co. LLC, on behalf of Multi-Manager Total Return Bond Strategies Fund, dated December 6, 2018, is incorporated by reference to Post-Effective Amendment No. 339 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on December 6, 2018.

(6)	(t) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and J.P. Morgan Investment Management Inc., on behalf of Multi-Manager Small Cap Equity Strategies Fund, dated December 19, 2018, is incorporated by reference to Post-Effective Amendment No. 341 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(23)), filed on December 19, 2018.

(6)	(u) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Hotchkis and Wiley Capital Management, LLC, on behalf of Multi-Manager Small Cap Equity Strategies Fund, effective February 13, 2019, is incorporated by reference to Post-Effective Amendment No. 344 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on February 13, 2019.

(6)	(v)(i) Subadvisory Agreement between Columbia Management Investment Advisers, LLC and QMA LLC, on behalf of Columbia Multi Strategy Alternatives Fund, effective September 24, 2019, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on September 24, 2019.

(6)	(v)(ii) Addendum to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and QMA LLC, on behalf of Columbia Multi Strategy Alternatives Fund, effective September 24, 2019, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(22)(i)), filed on September 24, 2019.

(6)	(w) Management Agreement between Columbia Management Investment Advisers, LLC and CMSAF1 Offshore Fund Ltd., a subsidiary of Columbia Multi Strategy Alternatives Fund (formerly Columbia Alternative Beta Fund), effective July 15, 2019, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(23)), filed on September 24, 2019.

(6)	(x) Management Agreement between Columbia Management Investment Advisers, LLC and CMSAF2 Offshore Fund Ltd., a subsidiary of Columbia Multi Strategy Alternatives Fund, effective July 3, 2019, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(24)), filed on September 24, 2019.

(6)	(y) Management Agreement between Columbia Management Investment Advisers, LLC and CMSAF3 Offshore Fund Ltd., a subsidiary of Columbia Multi Strategy Alternatives Fund, effective July 3, 2019, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(25)), filed on September 24, 2019.

(6)	(z) Management Agreement between Columbia Management Investment Advisers, LLC and ASGM Offshore Fund, Ltd., a subsidiary of Multi-Manager Alternative Strategies Fund, effective January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 248 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on December 22, 2015.

(6)	(aa) Management Agreement between Columbia Management Investment Advisers, LLC and ASMF Offshore Fund, Ltd., a subsidiary of Multi-Manager Alternative Strategies Fund, effective January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 248 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(23)), filed on December 22, 2015.

(7)	(a)(i) Amended and Restated Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc., dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (e)(1)), filed on April 11, 2016.

(7)	(a)(ii) Restated Schedule I, effective July 1, 2019, and Schedule II to Amended and Restated Distribution Agreement by and between the Registrant and Columbia Management Investment Distributors, Inc., dated March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 353 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (e)(1)(i)), filed on July 29, 2019.

(7)	(b) Form of Mutual Fund Sales Agreement is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (e)(2)) filed on June 27, 2019.

(8)	Form of Deferred Compensation Agreement is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (f)), filed on May 30, 2014.

(9)	(a)(i) Second Amended and Restated Master Global Custody Agreement between certain Funds and JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 124 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on April 29, 2011.

(9)	(a)(ii) Addendum to Master Global Custody Agreement (related to Multi-Manager Alternative Strategies Fund, Multi-Manager Total Return Bond Strategies Fund, Multi-Manager Small Cap Equity Strategies Fund and Multi-Manager Growth Strategies Fund), dated March 9, 2012 and Addendum to Master Global Custody Agreement (related to Columbia Adaptive Risk Allocation Fund), dated June 11, 2012, are incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on May 30, 2014.

(9)	(a)(iii) Addendum to Master Global Custody Agreement (related to Columbia Multi Strategy Alternatives Fund), dated January 15, 2015, is incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(3)), filed on February 27, 2015.

(9)	(a)(iv) Addendum to Master Global Custody Agreement (related to Columbia Multi-Asset Income Fund and Columbia U.S. Social Bond Fund), dated March 18, 2015, is incorporated by reference to Post-Effective Amendment No. 223 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(4)), filed on March 24, 2015.

(9)	(a)(v) Side letter (related to the China Connect Service on behalf of Columbia Emerging Markets Fund, Columbia Greater China Fund and Columbia Pacific/Asia Fund), dated March 6, 2018, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 318 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(5)), filed on March 29, 2018.

(9)	(a)(vi) Addendum to Master Global Custody Agreement (related to Multi-Manager Directional Alternative Strategies Fund), is incorporated by reference to Post-Effective Amendment No. 276 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(6)), filed on September 30, 2016.

(9)	(a)(vii) Addendum to Master Global Custody Agreement (related to Columbia Adaptive Retirement 2020 Fund, Columbia Adaptive Retirement 2030 Fund, Columbia Adaptive Retirement 2040 Fund, Columbia Adaptive Retirement 2050 Fund, Columbia Adaptive Retirement 2060 Fund, Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio) is incorporated by reference to Post-Effective Amendment No. 308 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(7)), filed on October 20, 2017.

(9)	(a)(viii) Addendum to Master Global Custody Agreement (related to Columbia Adaptive Retirement 2025 Fund, Columbia Adaptive Retirement 2035 Fund, Columbia Adaptive Retirement 2045 Fund and Columbia Adaptive Retirement 2055 Fund) is incorporated by reference to Post-Effective Amendment No. 318 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(8)), filed on March 29, 2018.

(9)	(a)(ix) Addendum to Master Global Custody Agreement (related to Multi-Manager International Equity Strategies Fund) is incorporated by reference to Post-Effective Amendment No. 324 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(9)), filed on May 4, 2018.

(9)	(a)(x) Addendum to Master Global Custody Agreement (related to Overseas SMA Completion Portfolio) is incorporated by reference to Post-Effective Amendment No. 357 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(10)), filed on September 3, 2019.

(9)	(a)(xi) Addendum to Master Global Custody Agreement (related to Multisector Bond SMA Completion Portfolio), is incorporated by reference to Post-Effective Amendment No. 364 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(11)), filed on October 25, 2019.

(9)	(a)(xii) Addendum, effective April 1, 2016, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 297 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(7)), filed on May 30, 2017.

(10)	(a) Amended and Restated Distribution Plan, as of August 7, 2019, is incorporated by reference to Post-Effective Amendment No. 357 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(1)), filed on September 3, 2019.

(10)	(b) Amended and Restated Shareholder Servicing Plan, as of August 7, 2019, for certain Fund share classes of the Registrant, is incorporated by reference to Post-Effective Amendment No. 357 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(2)), filed on September 3, 2019.

(10)	(c) Amended and Restated Shareholder Services Plan, as of June 14, 2017, for Registrant’s Class V (formerly known as Class T) shares is incorporated by reference to Post-Effective Amendment No. 299 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(3)), filed on July 28, 2017.

(10)	(d)(i) Shareholder Servicing Plan Implementation Agreement, amended and restated as of June 14, 2017, for Registrant’s Class V (formerly known as Class T) shares between the Registrant and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 299 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(4)), filed on July 28, 2017.

(10)	(d)(ii) Restated Schedule I, effective June 14, 2017, to Shareholder Servicing Plan Implementation Agreement for Registrant’s Class V (formerly known as Class T) shares between the Registrant and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 299 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(4)(i)), filed on July 28, 2017.

(10)	(e)(i) Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 113 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(4)), filed on November 24, 2010.

(10)	(e)(ii) Restated Schedule I, dated August 7, 2019, to Shareholder Servicing Plan Implementation Agreement, between the Registrant, Columbia Funds Series Trust and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 357 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(5)(i)), filed on September 3, 2019.

(10)	(f) Rule 18f – 3 Multi-Class Plan, amended and restated as of July 1, 2019, is incorporated by reference to Post-Effective Amendment No. 353 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (n)), filed on July 29, 2019.

(11)	Opinion and consent of Ropes & Gray LLP as to the legality of the securities being registered, is incorporated by reference to Registration Statement No. 333-236645 of the Registrant on Form N-14, filed on February 26, 2020.

(12)	Opinion and consent of Vedder Price P.C. supporting the tax matters discussed in the Combined Information Statement/Prospectus to be filed by amendment.

(13)	(a)(i) Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 295 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(1)), filed on April 26, 2017.

(13)	(a)(ii) Schedule A and Schedule B, effective August 7, 2019, to the Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(1)(i)), filed on September 24, 2019.

(13)	(b) Form of Indemnification Agreement is incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(6)), filed on March 24, 2006.

(13)	(c)(i) Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., the Registrant and Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 264 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(4)), filed on June 29, 2016.

(13)	(c)(ii) Restated Schedule A, effective August 7, 2019, to the Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., the Registrant and Columbia Funds Variable Insurance Trust, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(3)(i)), filed on September 24, 2019.

(13)	(d) Agreement and Plan of Reorganization, dated October 9, 2012, is incorporated by reference to Post-Effective Amendment No. 175 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(8)), filed on May 30, 2013.

(13)	(e) Agreement and Plan of Reorganization, dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (h)(9)), filed on April 29, 2011.

(13)	(f) Agreement and Plan of Reorganization, dated December 17, 2015, is incorporated by reference to Registration Statement No. 333-208706 of Columbia Funds Series Trust on Form N-14 (Exhibit (4)), filed on December 22, 2015.

(13)	(g) Amended and Restated Credit Agreement, as of December 3, 2019, is incorporated by reference to Post-Effective Amendment No. 206 to Registration Statement No. 333-146374 of Columbia Funds Series Trust II on Form N-1A (Exhibit (h)(7)), filed on December 20, 2019.

(13)	(h)(i) Master Inter-Fund Lending Agreement, dated May 1, 2018, is incorporated by reference to Post-Effective Amendment No. 179 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (h)(11)), filed on May 25, 2018.

(13)	(h)(ii) Schedule A and Schedule B, dated July 1, 2019, are incorporated by reference to Post-Effective Amendment No. 184 to Registration Statement No. 333-89661 of Columbia Funds Series Trust on Form N-1A (Exhibit (h)(8)(i)), filed on July 29, 2019.

(13)	(i)(i) Code of Ethics of Columbia Atlantic Board Funds adopted under Rule 17j-1, effective March 2019, is incorporated by reference to Post-Effective Amendment No. 349 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(1)), filed on April 25, 2019.

(13)	(i)(ii) Columbia Threadneedle Global Personal Account Dealing and Code of Ethics Policy, effective December 2018, is incorporated by reference to Post-Effective Amendment No. 345 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(2)), filed on February 15, 2019.

(13)	(i)(iii) Code of Ethics of AQR Capital Management, LLC (a subadviser of Columbia Multi Strategy Alternatives Fund, Multi-Manager Alternative Strategies Fund and Multi-Manager Directional Alternative Strategies Fund), effective April 2019, is incorporated by reference to Post-Effective Amendment No. 356 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(3)), filed on August 27, 2019.

(13)	(i)(iv) Code of Ethics of Prudential Financial (for PGIM, Inc., a subadviser of Multi-Manager Total Return Bond Strategies Fund), dated August 29, 2018, is incorporated by reference to Post-Effective Amendment No. 338 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(6)(i)), filed on November 27, 2018.

(13)	(i)(v) Code of Ethics of Prudential Financial, dated January 8, 2019, is incorporated by reference to Post-Effective Amendment No. 353 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(4)(i)), filed on July 29, 2019.

(13)	(i)(vi) Personal Securities Trading Standards of Prudential Financial (for PGIM, Inc., a subadviser of Multi-Manager Total Return Bond Strategies Fund), dated May 3, 2019, is incorporated by reference to Post-Effective Amendment No. 366 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(4)(ii)), filed on November 27, 2019.

(13)	(i)(vii) U.S. Information Barrier Standards of Prudential Financial (for PGIM, Inc., a subadviser of Multi-Manager Total Return Bond Strategies Fund), dated May 3, 2019, is incorporated by reference to Post-Effective Amendment No. 356 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(4)(iii), filed on August 27, 2019.

(13)	(i)(viii) Code of Ethics of TCW Investment Management Company LLC (a subadviser of Multi-Manager Alternative Strategies Fund and Multi-Manager Total Return Bond Strategies Fund), dated September 3, 2019, is incorporated by reference to Post-Effective Amendment No. 366 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(5)), filed on November 27, 2019.

(13)	(i)(ix) Code of Ethics of Water Island Capital, LLC (a subadviser of Multi-Manager Alternative Strategies Fund), dated January 1, 2017, is incorporated by reference to Post-Effective Amendment No. 323 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(8)), filed on April 26, 2018.

(13)	(i)(x) Code of Ethics of Conestoga Capital Advisors, LLC (a subadviser of Multi-Manager Small Cap Equity Strategies Fund), dated January 2019, is incorporated by reference to Post-Effective Amendment No. 349 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(7)), filed on April 25, 2019.

(13)	(i)(xi) Code of Ethics of Loomis, Sayles and Company, L.P. (a subadviser of Multi-Manager Growth Strategies Fund and Multi-Manager Total Return Bond Strategies Fund), effective January 14, 2000, as amended April 18, 2018, is incorporated by reference to Post-Effective Amendment No. 332 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(11)), filed on August 27, 2018.

(13)	(i)(xii) Code of Ethics of BMO Asset Management Corp. (a subadviser of Multi-Manager Small Cap Equity Strategies Fund), dated March 2018, is incorporated by reference to Post-Effective Amendment No. 349 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(9)), filed on April 25, 2019.

(13)	(i)(xiii) Code of Ethics of Boston Partners Global Investors Inc. (a subadviser of Multi-Manager Directional Alternative Strategies Fund), effective April 2019, is incorporated by reference to Post-Effective Amendment No. 356 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(10)), filed on August 27, 2019.

(13)	(i)(xiv) Code of Ethics of Wells Capital Management, Inc. (a subadviser of Multi-Manager Directional Alternative Strategies Fund), effective 2018, is incorporated by reference to Post-Effective Amendment No. 349 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(11)), filed on April 25, 2019.

(13)	(i)(xv) Code of Ethics of Los Angeles Capital Management and Equity Research, Inc. (a subadviser of Multi-Manager Growth Strategies Fund), effective August 27, 2019, is incorporated by reference to Post-Effective Amendment No. 366 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(12)), filed on November 27, 2019.

(13)	(i)(xvi) Code of Ethics of Manulife Asset Management (US) LLC (a subadviser of Multi-Manager Alternative Strategies Fund), effective February 2018, is incorporated by reference to Post-Effective Amendment No. 349 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(13)), filed on April 25, 2019.

(13)	(i)(xvii) Code of Ethics of Arrowstreet Capital, Limited Partnership (a subadviser of Multi-Manager International Equity Strategies Fund), effective April 1, 2019, is incorporated by reference to Post-Effective Amendment No. 356 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(14)), filed on August 27, 2019.

(13)	(i)(xviii) Code of Ethics of Baillie Gifford Overseas Limited (a subadviser of Multi-Manager International Equity Strategies Fund), effective September 2019, is incorporated by reference to Post-Effective Amendment No. 366 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(15)), filed on November 27, 2019.

(13)	(i)(xix) Code of Ethics of Causeway Capital Management LLC (a subadviser of Multi-Manager International Equity Strategies Fund), effective June 3, 2019, is incorporated by reference to Post-Effective Amendment No. 356 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(16)), filed on August 27, 2019.

(13)	(i)(xx) Code of Ethics of AlphaSimplex Group, LLC (a subadviser of Multi-Manager Alternative Strategies Fund), is incorporated by reference to Post-Effective Amendment No. 327 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(20)), filed on May 23, 2018.

(13)	(i)(xxi) Code of Ethics of Voya Investment Management Co. LLC (a subadviser of Multi-Manager Total Return Bond Strategies Fund), effective July 1, 2019, is incorporated by reference to Post-Effective Amendment No. 366 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(18)), filed on November 27, 2019.

(13)	(i)(xxii) Code of Ethics of J.P. Morgan Investment Management Inc. (a subadviser of Multi-Manager Small Cap Equity Strategies Fund), effective February 1, 2005, last revised January 30, 2019, is incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (p)(10)), filed on May 20, 2019.

(13)	(i)(xxiii) Code of Ethics of Hotchkis and Wiley Capital Management, LLC (a subadviser of Multi-Manager Small Cap Equity Strategies Fund), as of August 15, 2017, is incorporated by reference to Post-Effective Amendment No. 344 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(21)), filed on February 13, 2019.

(13)	(i)(xxiv) Code of Ethics of QMA LLC, (a subadviser of Columbia Multi Strategy Alternatives Fund), effective January 1, 2018, is incorporated by reference to Post-Effective Amendment No. 360 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(21)), filed on September 24, 2019.

(14)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is filed electronically herewith.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Registration Statement and all amendments, is incorporated by reference to Registration Statement No. 333-236645 of the Registrant on Form N-14, filed on February 26, 2020.

(17)	Not applicable.

Item 17.	Undertakings

(1)        The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)        The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, COLUMBIA FUNDS SERIES TRUST I, by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 13th day of April, 2020.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Name: Title:	Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 13th day of April, 2020.

Signature	Capacity	Signature	Capacity
/s/ Christopher O. Petersen	President	/s/ Nancy T. Lukitsh*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	Nancy T. Lukitsh

/s/ Michael G. Clarke	Chief Financial Officer	/s/ David M. Moffett*	Trustee
Michael G. Clarke	(Principal Financial Officer) and Senior Vice President	David M. Moffett

/s/ Joseph Beranek	Treasurer and Chief Accounting Officer	/s/ John J. Neuhauser*	Trustee
Joseph Beranek	(Principal Accounting Officer)	John J. Neuhauser

/s/ Douglas A. Hacker*	Chair of the Board	/s/ Patrick J. Simpson*	Trustee
Douglas A. Hacker		Patrick J. Simpson

/s/ Janet L. Carrig*	Trustee	/s/ William F. Truscott*	Trustee
Janet L. Carrig		William F. Truscott

*	By:	/s/ Christopher O. Petersen
	Name:	Christopher O. Petersen**
Attorney-in-fact

**	Executed by Christopher O. Petersen on behalf of each of the Trustees pursuant to a Power of Attorney incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on February 26, 2020.

EXHIBIT INDEX

Exhibit No.	Description

(14)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)